Registration No. 33-6510


As filed with the Securities and Exchange Commission on December 28, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X

                       Pre-Effective Amendment No. _____


               Post-Effective Amendment No.  17                         X


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X


               Amendment No.  20                                        X


                             TEMPLETON INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                       700 Central Avenue, P.O. Box 33030
                       St. Petersburg, Florida 33733-8030
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (813) 823-8712


                                       Thomas M. Mistele, Esq.



       For Thomas Mistele use 700 Central Avenue, St.Petersburg,FL 33701

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


                  immediately upon filing pursuant to paragraph (b)
              X   on January 1, 1995 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485


     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


         Registrant has elected to register an indefinite number of Shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1995 was filed with the Commission on October 30, 1995.

                             TEMPLETON INCOME TRUST
                             CROSS-REFERENCE SHEET

  TEM NO.                                             CAPTION

                         Part A - Templeton Income Fund

  1                                      Cover Page

  2                                      Expense Table

  3                                      Financial Highlights

  4                                      General Description;
                                           Investment Techniques

  5                                      Management of the Fund

  5A                                     See Annual Report to
                                          Shareholders

  6                                      General Information

  7                                      How to Buy Shares of
                                           the Fund

  8                                      How to Sell Shares of
                                           the Fund

  9                                      Not Applicable


                   Part A - Templeton Money Fund


    ITEM NO.                               CAPTION


 1                                      Cover Page

 2                                      Expense Table

 3                                      Financial Highlights

 4                                      General Description;
                                          Investment Techniques

 5                                      Management of the Fund

  ITEM NO.                                CAPTION


 5A                                    See Annual Report to
                                          Shareholders

 6                                    General Information

 7                                    How to Buy Shares of
                                         the Fund

 8                                   How to Sell Shares of
                                       the Fund

 9                                   Not Applicable


                              Part B

10                                  Cover Page

11                                  Table of Contents

12                                  General Information
                                       and History

13                                  Investment Objectives
                                      and Policies

14                                  Management of the
                                     Trust

15                                 Principal Shareholders

16                                 Investment Management
                                     and Other Services
                                     Brokerage Allocation

18                                Description of Shares;

                            Part A

19                                Purchase, Redemption
                                   and Pricing of Shares

20                                Tax Status

21                                Principal Underwriter

22                                Performance
                                    Information

23                                Financial Statements

TEMPLETON INCOME FUND                        PROSPECTUS -- JANUARY 1, 1996

-------------------------------------------------------------------------------

INVESTMENT     Templeton Income Fund (the "Fund") seeks current income with
OBJECTIVE      capital appreciation and growth of income through a flexible
AND POLICIES   policy of investing primarily in debt securities of companies, governments and government agencies of various nations
               throughout the world, as well as preferred stock, common stocks which pay dividends, and income-producing securities
               convertible into common stock of such companies. The Fund may borrow money for investment purposes, which will exaggerate any increase or decrease in the market value of the Fund's
               portfolio and subject the money borrowed to interest and other costs. The Fund is a series of Templeton Income Trust.
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PURCHASE OF    Please complete and return the Shareholder Application. If you
SHARES         need assistance in completing this form, please call our
               Shareholder Services Department. The Fund offers two classes to its investors: Templeton Income Fund--Class I ("Class I") and
               Templeton Income Fund--Class II ("Class II"). Investors can
               choose between Class I Shares, which generally bear a higher front-end sales charge and lower ongoing Rule 12b-1
               distribution fees ("Rule 12b-1 fees"), and Class II Shares, which generally have a lower front-end sales charge and higher ongoing Rule 12b-1 fees. Investors should consider the
               differences between the two classes, including the impact of sales charges and distribution fees, in choosing the more
               suitable class given their anticipated investment amount and time horizon. See "How to Buy Shares of the Fund--Differences
               Between Class I and Class II." The minimum initial investment is $100 ($25 minimum for subsequent investments).
-------------------------------------------------------------------------------

PROSPECTUS     This Prospectus sets forth concisely information about the Fund
INFORMATION    that a prospective investor ought to know before investing.
               Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional Information ("SAI")
               dated January 1, 1996, has been filed with the Securities and
               Exchange Commission (the "SEC") and is incorporated in its entirety by reference in and made a part of this Prospectus.
               This SAI is available without charge upon request to Franklin
               Templeton Distributors, Inc., P.O. Box 33030 , St. Petersburg,
               Florida 33733-8030 or by calling the Fund Information
               Department.
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FUND INFORMATION DEPARTMENT -- 1-800/DIAL BEN
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TEMPLETON "STAR" SERVICE (24 hours, seven days a week access to current prices, shareholder account balances/values, last transaction and duplicate account statements) -- 1-800-654-0123
-------------------------------------------------------------------------------
TABLE OF CONTENTS

                                           Page
                                           ----
EXPENSE TABLE.............................   2
FINANCIAL HIGHLIGHTS......................   3
GENERAL DESCRIPTION.......................   5
Investment Objective and Policies.........   5
INVESTMENT TECHNIQUES.....................   6
Repurchase Agreements.....................   6
Options on Securities, Indices
 and Futures Contracts....................   6
Forward Foreign Currency Contracts
 and Options on Foreign Currencies........   6
Futures Contracts.........................   7
When-issued Securities....................   7
Borrowing.................................   7
Loans of Portfolio Securities.............   7
Depositary Receipts.......................   8
Collateralized Mortgage Obligations
 ("CMOs").................................   8
U.S. Government Securities................   8
Commercial Paper..........................   8
RISK FACTORS..............................   8
HOW TO BUY SHARES OF THE FUND.............  10
Differences Between Class I and Class II..  11
Deciding Which Class to Purchase..........  11
Offering Price--Class I...................  12
Offering Price--Class II..................  14
Net Asset Value Purchases (Both Classes)..  14
Description of Special Net Asset
 Value Purchases..........................  15
Additional Dealer Compensation
 (Both Classes)...........................  16
Purchasing Class I and Class II Shares....  16
Automatic Investment Plan.................  17
Institutional Accounts....................  17
Account Statements........................  17
Templeton STAR Service....................  17
Retirement Plans..........................  18
Net Asset Value...........................  18
EXCHANGE PRIVILEGE........................  18
Exchanges of Class I Shares...............  19
Exchanges of Class II Shares..............  19
Transfers.................................  20
Conversion Rights.........................  20
Exchanges by Timing Accounts..............  20
HOW TO SELL SHARES OF THE FUND............  21
Reinstatement Privilege...................  23
Systematic Withdrawal Plan................  23
Redemptions by Telephone..................  24
Contingent Deferred Sales Charge..........  24
TELEPHONE TRANSACTIONS....................  25
Verification Procedures...................  25
Restricted Accounts.......................  25
General...................................  25
MANAGEMENT OF THE FUND....................  26
Investment Manager........................  26
Business Manager..........................  27
Transfer Agent............................  27
Custodian.................................  27
Plans of Distribution.....................  27
Expenses..................................  28
Brokerage Commissions.....................  28
GENERAL INFORMATION.......................  28
Description of Shares/Share Certificates..  28
Voting Rights.............................  29
Meetings of Shareholders..................  29
Dividends and Distributions...............  29
Federal Tax Information...................  29
Inquiries.................................  30
Performance Information...................  30
Statements and Reports....................  30
WITHHOLDING INFORMATION...................  31
CORPORATE RESOLUTION......................  32
AUTHORIZATION AGREEMENT...................  33
THE FRANKLIN TEMPLETON GROUP..............  34

-------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF CAPITAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates of the Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

                                                             CLASS I   CLASS II
                                                             -------   --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage
 of Offering Price)........................................   4.25%     1.00%/1/
Deferred Sales Charge......................................    None/2/  1.00%/3/
Exchange Fee (per transaction).............................   $5.00/4/  $5.00/4/
ANNUAL FUND OPERATING EXPENSES (as a percentage of average
 net assets)
Management Fees............................................   0.50%     0.50%
Rule 12b-1 Fees/5/.........................................   0.23%     0.65%
Other Expenses (audit, legal, business management, transfer
 agent and custodian)......................................   0.45%     0.42%
Total Fund Operating Expenses..............................   1.18%     1.57%/1/

-------


/1/ Although Class II has a lower front-end sales charge than Class I, over time the higher Rule 12b-1 fees for Class II may cause Shareholders to pay more for Class II Shares than for Class I Shares. Given the maximum front-end sales charge and the rate of Rule 12b-1 fees for each class, it is estimated that this would take less than six years for Shareholders who maintain total Shares valued at less than $50,000 in the Franklin Templeton Funds. Shareholders with larger investments in the Franklin Templeton Funds will reach the cross-over point more quickly. (See "How to Buy Shares of the Fund.")

/2/ Class I investments of $1 million or more are not subject to a front-end sales charge; however, a contingent deferred sales charge of 1%, is generally imposed on certain redemptions within a "contingency period" of 12 months of the calendar month of such investments. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

/3/ Class II Shares redeemed within a "contingency period" of 18 months of the calendar month of such investments are subject to a 1% contingent deferred sales charge. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

/4/ $5.00 fee imposed only on Timing Accounts as described under "Exchange
    Privilege." All other exchanges are processed without a fee.

/5/ Annual Rule 12b-1 fees may not exceed 0.25% of the Fund's average net assets attributable to Class I Shares and .65% of the Fund's average net assets attributable to Class II Shares. Consistent with the National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of front-end sales charges and Rule 12b-1 fees could cause long-term Shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses, including the maximum front-end sales charge and applicable contingent deferred sales charge, that apply to a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
  Class I:.....................................  $54     $78    $105     $180
  Class II:....................................  $36     $59    $ 95     $195
  You would pay the following expenses on the
   same investment in Class II Shares, assuming
   no redemption...............................  $26     $59    $ 95     $195


  For the purpose of this example, it is assumed that a contingent deferred sales charge will not apply to Class I Shares.

  THIS EXAMPLE IS BASED ON THE ESTIMATED ANNUAL OPERATING EXPENSES, INCLUDING FEES SET BY CONTRACT, SHOWN ABOVE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

                             FINANCIAL HIGHLIGHTS

  The following tables of selected financial information have been audited by McGladrey & Pullen, LLP, independent certified public accountants, for the periods indicated in their report, which is incorporated by reference and which appears in the Fund's 1995 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to Shareholders upon request and without charge.

                                                                 CLASS I
                          ----------------------------------------------------------------------------------------------
                                                                                                            PERIOD FROM
                                                                                                           SEPTEMBER 24,
  PER SHARE OPERATING                              YEAR ENDED AUGUST 31,                                      1986**
      PERFORMANCE         -------------------------------------------------------------------------------  TO AUGUST 31,
(for a Share outstanding    1995     1994++      1993      1992      1991      1990      1989      1988        1987
 throughout the period)   --------  --------   --------  --------  --------  --------  --------  --------  -------------
Net asset value,
 beginning of year......  $   9.05  $   9.96   $  10.55  $   9.81  $   9.95  $  10.18  $   9.89  $  10.53      $10.00
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
Income from investment
 operations
Net investment income...      0.73      0.72       0.82      0.83      0.91      0.94      0.88      0.74        0.61
Net realized and
 unrealized gain (loss).      0.17     (0.91)     (0.35)     0.75     (0.11)    (0.18)     0.26     (0.51)       0.55
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
Total from investment
 operations.............      0.90     (0.19)      0.47      1.58      0.80      0.78      1.14      0.23        1.16
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
Less distributions
Dividends from net
 investment income......     (0.54)    (0.53)     (0.76)    (0.84)    (0.91)    (0.96)    (0.82)    (0.75)      (0.59)
Distributions from net
 realized gains.........       --      (0.07)     (0.30)    (0.00)    (0.03)    (0.03)    (0.03)    (0.12)      (0.04)
Tax basis return of
 capital................     (0.09)    (0.12)       --        --        --        --        --        --          --
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
Total distributions.....     (0.63)    (0.72)     (1.06)    (0.84)    (0.94)    (0.99)    (0.85)    (0.87)      (0.63)
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
Change in net asset
 value for the year.....      0.27     (0.91)     (0.59)     0.74     (0.14)    (0.23)     0.29     (0.64)       0.53
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
Net asset value, end of
 year...................  $   9.32  $   9.05   $   9.96  $  10.55  $   9.81  $   9.95  $  10.18  $   9.89    $  10.53
                          --------  --------   --------  --------  --------  --------  --------  --------    --------
TOTAL RETURN+...........     10.43%    (2.01)%     5.00%    16.75%     8.43%     8.08%    11.92%     2.25%      11.86%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (000)..................  $191,301  $205,482   $206,667  $179,799  $127,888  $112,492  $117,655  $127,519    $123,203
Ratio to average net
 assets of:
 Expenses...............      1.18%     1.18%      1.01%     0.98%     1.05%     1.04%     1.10%     1.10%       1.00%*
 Net investment income..      7.99%     7.50%      8.45%     8.14%     9.23%     9.50%     8.63%     7.12%       6.68%*
Portfolio turnover rate.    101.12%   139.23%    288.93%   233.93%   408.39%    86.09%    88.50%   158.15%     104.81%

-------
 +Does not reflect sales charges.
++Based on weighted average shares outstanding.
 *Annualized.
**Commencement of Operations.

                                                                  CLASS II
                                                            --------------------
                                                               FOR THE PERIOD
                                                            MAY 1, 1995+ THROUGH
PER SHARE OPERATING PERFORMANCE                               AUGUST 31, 1995
(for a Share outstanding throughout the period)             --------------------
Net asset value, beginning of period.......................        $ 9.05
Income from investment operations
Net investment income......................................          0.21
Net realized and unrealized gain (loss)....................          0.24
                                                                   ------
Total from investment operations...........................          0.45
                                                                   ------
Less distributions
Dividends from net investment income.......................         (0.15)
Tax basis return of capital................................         (0.04)
                                                                   ------
Total distributions........................................         (0.19)
                                                                   ------
Change in net asset value for the period...................          0.26
                                                                   ------
Net asset value, end of period.............................        $ 9.31
                                                                   ------
TOTAL RETURN*..............................................          5.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)............................        $2,043
Ratio to average net assets of:
 Expenses..................................................          1.57%**
 Net investment income.....................................          7.47%**

--------

 *Total return does not reflect sales commissions. Not annualized.

**Annualized.

 +Commencement of offering of sales.

                              GENERAL DESCRIPTION

  Templeton Income Fund (the "Fund") is a series of Templeton Income Trust (the "Trust"). The Trust was organized as a Massachusetts business trust on June 16, 1986, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company with two series of
Shares: Templeton Income Fund, a non-diversified fund, and Templeton Money Fund. A prospectus for Templeton Money Fund is available upon request and without charge from the Principal Underwriter. The Fund has two classes of Common Shares of beneficial interest with a par value of $0.01 per Share:
Templeton Income Fund--Class I and Templeton Income Fund--Class II. All Fund Shares outstanding before May 1, 1995 have been redesignated as Class I Shares, and will retain their previous rights and privileges, except for legally required modifications to Shareholder voting procedures, as discussed in "General Information--Voting Rights."

  Shares of the Fund may be purchased (minimum investment of $100 initially and $25 thereafter) at the current public Offering Price. The current public Offering Price of the Class I Shares is equal to the net asset value per Share (see "How to Buy Shares of the Fund--Net Asset Value"), plus a variable sales charge not exceeding 4.25% of the Offering Price depending upon the amount invested. The current public Offering Price of the Class II Shares is equal to the net asset value per Share, plus a sales charge of 1% of the amount invested. (See "How to Buy Shares of the Fund.")

  INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is current income with capital appreciation and growth of income. The Fund seeks to achieve its objective through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world, as well as preferred stock, common stocks which pay dividends, income-producing securities which are convertible into common stock of such companies and sponsored and unsponsored American Depositary Receipts ("ADR's"), European Depositary Receipts ("EDR's"), and Global Depositary Receipts ("GDR's") (collectively, "Depositary Receipts"). The Fund's investments in common stocks will emphasize companies, in various countries and industries, which pay dividends and may offer prospects for further growth in dividend payments and capital appreciation. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund may invest in any debt security (which may include structured investments, as described in the SAI under "Investment Objectives and Policies--Structured Investments"), including securities rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. As an operating policy, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The average maturity of the debt securities in the Fund's portfolio will fluctuate depending upon the Investment Manager's judgment as to future interest rate changes. In addition, when the Investment Manager determines that a temporary defensive strategy is warranted, the Fund may invest without limit in U.S. Government securities maturing in 13 months or less, commercial paper, bank time deposits with less than seven days remaining to maturity and bankers' acceptances. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's.

  The Fund may buy and sell financial futures contracts, stock and bond index futures contracts and foreign currency forward and futures contracts. The Fund also may write and buy put and call options on securities, indices, foreign currencies and futures contracts. In addition, the Fund may invest in "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). The Fund may also invest in repurchase agreements. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

  Although the Fund may invest up to 25% of its assets in a single industry, there is no present intention of doing so. Under a non-fundamental policy approved by the Board of Trustees, the Investment Manager will select securities for purchase by the Fund from many industries that it believes to be productive and beneficial.

  The Fund may invest up to 5% of its total assets in securities that may not be resold without registration under applicable law ("restricted securities"). There may be a lapse of time between the Fund's decision to sell any restricted security and the registration of the security. During this period, the price of the security will be subject to market fluctuations. The Fund may invest up to 10% of its total assets in restricted securities and other securities which are not restricted but which are not readily marketable (i.e., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

  The Fund does not intend to emphasize short-term trading profits and usually expects to have a portfolio turnover rate not exceeding 200%.

                             INVESTMENT TECHNIQUES

  The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

  REPURCHASE AGREEMENTS. When the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

  OPTIONS ON SECURITIES, INDICES AND FUTURES CONTRACTS. The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities, securities indices or futures contracts that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a security or futures contract is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities or futures contracts subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities or futures contracts as the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities or futures contracts at an equal or greater exercise price.

  FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

  The Fund will generally enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." The Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Fund has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that the Fund will not enter a forward contract if the amount of assets set aside to cover forward contracts would impede portfolio management or the Fund's ability to meet redemption requests. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

  The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTRACTS. For hedging purposes only, the Fund may buy and sell financial futures contracts, stock and bond index futures contracts and foreign currency futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies -- Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts.

  WHEN-ISSUED SECURITIES. New issues of certain debt securities are often offered on a when-issued basis, that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Fund will not accrue any income on these securities prior to delivery. The Fund will maintain in a segregated account with its Custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

  BORROWING. The Board of Trustees has adopted a policy of limiting the Fund's borrowing to 5% of the value of its net assets to increase its holdings of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

  DEPOSITARY RECEIPTS. ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

  COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are fixed-income securities which are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other issuers in the U.S. In effect, CMOs "pass through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers and the mortgage poolers. The Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. In addition, prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. As a result, reinvestment of prepayments may be at a lower rate than that on the original CMO.

  U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

  COMMERCIAL PAPER. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of Shares of the Fund. Changes in the prevailing rates of interest in any of the countries in which the Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of Fund Shares. Increased rates of interest, which frequently accompany inflation and/or a growing economy, are likely to have a negative effect on the value of Fund Shares. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. In addition, changes in currency valuations will affect the price of Shares of the Fund. History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

  The Fund is a "non-diversified" investment company, which means the Fund is not limited in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to Shareholders. See "Federal Tax Information." To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's investments in U.S. Government securities are not subject to these limitations. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, and may be more susceptible to any single economic, political or regulatory occurrence, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

  The Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practice and requirements may not be comparable to those applicable to United States companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

  Brokerage commissions, custodial services, and other costs relating to investments in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Risk Factors" in the SAI.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

  The Fund is authorized to invest in any debt security, including securities rated in any category by S&P or Moody's and securities which are unrated by any rating agency. As an operating policy, which may be changed by the Board of Trustees without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

  Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or option contract may not be available when the Fund seeks to close a futures or option position. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or option contract is based and movements in the securities or currency in the Fund's portfolio. Successful use of futures or option contracts is further dependent on the Investment Manager's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or indices is subject to similar risk considerations.

  There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.

                         HOW TO BUY SHARES OF THE FUND

  Shares of the Fund may be purchased at the Offering Price through any broker which has a dealer agreement with Franklin Templeton Distributors, Inc. ("FTD"), the Principal Underwriter for Shares of the Fund, or directly from FTD upon receipt by FTD of a completed Shareholder Application and check payable in U.S. currency. Shares of both classes of the Fund are offered at their respective public Offering Prices, which are determined by adding the net asset value per Share plus a front-end sales charge, next computed (i) after the Shareholder's securities dealer receives the order which is promptly transmitted to the Fund or (ii) after receipt of an order by mail from the Shareholder directly in proper form (which generally means a completed Shareholder Application accompanied by a negotiable check). The minimum initial investment is $100, and subsequent investments must be $25 or more. These minimums may be waived when the Shares are being purchased through retirement plans providing for regular periodic investments, as described below under "Retirement Plans."

  DIFFERENCES BETWEEN CLASS I AND CLASS II. The differences between Class I and Class II Shares lie primarily in their front-end and contingent deferred sales charges and Rule 12b-1 fees as described below.

  Class I. All Fund Shares outstanding before the implementation of the multiclass structure have been redesignated as Class I Shares, and will retain their previous rights and privileges. Voting rights of each class will be the same on matters affecting the Fund as a whole, but each will vote separately on matters affecting its class. Class I Shares are generally subject to a variable sales charge upon purchase and not subject to any sales charge upon redemption. Class I Shares are subject to Rule 12b-1 fees of up to an annual maximum of 0.25% of average daily net assets of such Shares. With this multiclass structure, Class I Shares have higher front-end sales charges than Class II Shares and comparatively lower Rule 12b-1 fees. Class I Shares may be purchased at reduced front-end sales charges, or at net asset value if certain conditions are met. In most circumstances, contingent deferred sales charges will not be assessed against redemptions of Class I Shares. See "Management of the Fund" and "How to Sell Shares of the Fund" for more information.

  Class II. The current public Offering Price of Class II Shares is equal to the net asset value per Share, plus a front-end sales charge of 1% of the amount invested. Class II Shares are also subject to a contingent deferred sales charge of 1% if Shares are redeemed within 18 months of the calendar month of the purchase. In addition, Class II Shares are subject to Rule 12b-1 fees of up to a maximum of 0.65% per annum of average daily net assets of such Shares, 0.50% of which will be retained by FTD during the first year of investment. Class II Shares have lower front-end sales charges than Class I Shares and comparatively higher Rule 12b-1 fees. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  Purchases of Class II Shares are limited to purchases below $1 million. Any purchases of $1 million or more will automatically be invested in Class I Shares, since that is more beneficial to investors. Such purchases, however, may be subject to a contingent deferred sales charge. Investors may exceed $1 million in Class II Shares by cumulative purchases over a period of time. Investors who intend to make investments exceeding $1 million, however, should consider purchasing Class I Shares through a Letter of Intent instead of purchasing Class II Shares.

  DECIDING WHICH CLASS TO PURCHASE. Investors should carefully evaluate their anticipated investment amount and time horizon prior to determining which class of Shares to purchase. Generally, an investor who expects to invest less than $50,000 in the Franklin Templeton Funds and who expects to make substantial redemptions within approximately six years or less of investment should consider purchasing Class II Shares. However, the higher annual Rule 12b-1 fees on the Class II Shares will result in higher operating expenses, which will accumulate over time to outweigh the difference in front-end sales charges, and will lower income dividends for Class II Shares. For this reason, Class I Shares may be more attractive to long-term investors even if no sales charge reductions are available to them.

  Investors who qualify to purchase Class I Shares at reduced sales charges definitely should consider purchasing Class I Shares, especially if they intend to hold their Shares approximately six years or more. Investors who qualify to purchase Class I Shares at reduced sales charges but who intend to hold their Shares less than approximately six years should evaluate whether it is more economical to purchase Class I Shares through a Letter of Intent or under the cumulative quantity discount rather than purchasing

Class II Shares. INVESTORS INVESTING $1 MILLION OR MORE IN A SINGLE PAYMENT AND OTHER INVESTORS WHO QUALIFY TO PURCHASE CLASS I SHARES AT NET ASSET VALUE WILL BE PRECLUDED FROM PURCHASING CLASS II SHARES.

  Each class represents the same interest in the investment portfolio of the Fund and has the same rights, except that each class has a different sales charge, bears the separate expenses of its Rule 12b-1 distribution plan, and has exclusive voting rights with respect to such plan. The two classes also have separate exchange privileges.


  Each class also has a separate schedule for compensating securities dealers for selling Fund Shares. Investors should take all of the factors regarding an investment in each class into account before deciding which class of Shares to purchase.

  OFFERING PRICE--CLASS I. The sales charge for Class I Shares is a variable percentage of the Offering Price depending upon the amount of the sale. The method of calculating net asset value per Share is described below under "Net Asset Value".


  The price to the public on purchases of Class I Shares made by a single purchaser, by an individual together with his or her spouse, and their children under age 21 and their grandchildren under age 21, or by a single trust or fiduciary account other than an employee benefit plan holding Shares of the Fund on or before February 1, 1995, is the net asset value per Share plus a sales charge not exceeding 4.25% of the Offering Price (equivalent to 4.44% of the net asset value), which is reduced on larger sales as shown below:

                                       TOTAL SALES CHARGE
                         -----------------------------------------------
                           AS A PERCENTAGE OF      AS A PERCENTAGE OF         PORTION OF TOTAL
AMOUNT OF SALE               OFFERING PRICE         NET ASSET VALUE            OFFERING PRICE
AT OFFERING PRICE        OF THE SHARES PURCHASED OF THE SHARES PURCHASED RETAINED BY DEALERS/1/,/3/
-----------------        ----------------------- ----------------------- --------------------------
Less than $100,000......          4.25%                   4.44%                    4.00%
$100,000 but less than
 $250,000...............          3.50%                   3.63%                    3.25%
$250,000 but less than
 $500,000...............          2.75%                   2.83%                    2.50%
$500,000 but less than
 $1,000,000.............          2.15%                   2.20%                    2.00%
$1,000,000 or more......           none                    none                 (see below)/2/

-------

/1/ Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

/2/ The following commissions will be paid by FTD, from its own resources, to securities dealers who initiate and are responsible for purchases of $1 million or more: 0.75% on sales of $1 million but less than $2 million, plus 0.60% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. Dealer concession breakpoints are reset every 12 months for purposes of additional purchases.

/3/ At the discretion of FTD, all sales charges may at times be reallowed to the securities dealer. If 90% or more of the sales commission is reallowed, such securities dealer may be deemed to be an underwriter as that term is defined in the Securities Act of 1933.

  No front-end sales charge applies to investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of all or a portion of investments of $1 million or more within 12 months of the calendar month of such investments ("contingency period"). See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  The size of a transaction which determines the applicable sales charge on the purchase of Class I Shares is determined by adding the amount of the Shareholder's current purchase plus the cost or current value (whichever is higher) of a Shareholder's existing investment in one or more of the funds in the Franklin Group of Funds(R) and the Templeton Family of Funds. Included for these aggregation purposes are (i) the mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and Franklin

Government Securities Trust (the "Franklin Funds"); (ii) other investment products underwritten by FTD or its affiliates (although certain investments may not have the same schedule of sales charges and/or may not be subject to reduction); and (iii) the U.S.-registered mutual funds in the Templeton Family of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of (i), (ii) and (iii) above ("Franklin Templeton Investments") may be effective only after notification to FTD that the investment qualifies for a discount.

  Other Payments to Securities Dealers. FTD, or one of its affiliates, may make payments, from its own resources, of up to .75% of the amount purchased to securities dealers who initiate and are responsible for purchases made at net asset value by certain non-designated retirement plans (as defined below), and up to 1% of the amount purchased to securities dealers who initiate and are responsible for purchases made at net asset value by certain designated retirement plans (excluding IRA and IRA rollovers) nondesignated plans (as defined below), certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more. See definitions under "Description of Special Net Asset Value Purchases" below and as set forth in the SAI.

  A sales charge of 4% of the Offering Price (4.17% of the net asset value) is applicable to all purchases of Shares made for any qualified or non-qualified employee benefit plan account which is a Shareholder in the Fund on or before February 1, 1995. Of the 4% sales commission applicable to such purchases, 3.20% of the Offering Price will be retained by dealers.

  Cumulative Quantity Discount. The schedule of reduced sales charges also may be applied to qualifying sales of Class I Shares on a cumulative basis. For this purpose, the dollar amount of the sale is added to the higher of (i) the value (calculated at the applicable Offering Price) or (ii) the purchase price, of Franklin Templeton Investments. The cumulative quantity discount applies to Franklin Templeton Investments owned at the time of purchase by the purchaser, his or her spouse, their children under age 21 and grandchildren under age 21. In addition, the aggregate investments of a trustee or other fiduciary account (for an account under exclusive investment authority) may be considered in determining whether a reduced sales charge is available, even though there may be a number of beneficiaries of the account. For example, if the investor held Class I Shares valued at $90,000 (or, if valued at less than $90,000, had been purchased for $90,000) and purchased an additional $10,000 of the Fund's Class I Shares, the sales charge for the $10,000 purchase would be at the rate of 3.50%. It is FTD's policy to give investors the best sales charge rate possible; however, there can be no assurance that an investor will receive the appropriate discount unless, at the time of placing the purchase order, the investor or the dealer makes a request for the discount and gives FTD sufficient information to determine whether the purchase will qualify for the discount. On telephone orders from dealers for the purchase of Class I Shares to be registered in "street name," FTD will accept the dealer's instructions with respect to the applicable sales charge rate to be applied. The cumulative quantity discount may be amended or terminated at any time.

  Letter of Intent. An investor may be eligible for reduced sales charges on all investments in Class I Shares by means of a Letter of Intent ("LOI") which expresses the investor's intention to invest a certain amount within a 13-month period in Class I Shares of the Fund or any other Franklin Templeton Fund. See the Shareholder Application. Except for certain employee benefit plans, the minimum initial investment under an LOI is 5% of the total LOI amount. Except for Shares purchased by certain employee benefit plans, Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of the purchase. Any redemptions made by Shareholders, other than by certain employee benefit plans, during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed. For a further description of the LOI, see "Purchase, Redemption and Pricing of Shares-- Letter of Intent" in the SAI.

  Group Purchases. An individual who is a member of a qualified group may also purchase Class I Shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class I Shares previously purchased and still owned by the group, plus the amount of the current purchase. For example, if members of the group had previously invested and still held $90,000 of Class I Shares and now were investing $10,000, the sales charge would be 3.50%. Information concerning the current sales charge applicable to a group may be obtained by contacting FTD.

  A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund Shares at a discount, and
(iii) satisfies uniform criteria which enable FTD to realize economies of scale in its costs of distributing Shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund or FTD and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to FTD, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

  If an investor selects a payroll deduction plan, subsequent investments will be automatic and will continue until such time as the investor notifies the Fund and the investor's employer to discontinue further investments. Due to the varying procedures to prepare, process and forward the payroll deduction information to the Fund, there may be a delay between the time of the payroll deduction and the time the money reaches the Fund. The investment in the Fund will be made at the Offering Price per Share determined on the day that both the check and payroll deduction data are received in required form by the Fund.

  OFFERING PRICE--CLASS II. Unlike Class I Shares, the front-end sales charges and dealer concessions for Class II Shares do not vary depending on the amount of purchase. The total sales charges or underwriting commissions and dealer concessions for Class II Shares are set forth below.

                                        TOTAL SALES CHARGE
                          -----------------------------------------------
                            AS A PERCENTAGE OF      AS A PERCENTAGE OF      PORTION OF TOTAL
AMOUNT OF SALE                OFFERING PRICE          NET ASSET VALUE        OFFERING PRICE
AT OFFERING PRICE         OF THE SHARES PURCHASED OF THE SHARES PURCHASED RETAINED BY DEALERS*
-----------------         ----------------------- ----------------------- --------------------
any amount (less than $1
 million)...............           1.00%                   1.01%                 1.00%

-------

* FTD, or one of its affiliates, may make additional payments to securities dealers, from its own resources, of up to 1% of the amount invested. During the first year following a purchase of Class II Shares, FTD will keep a portion of the Rule 12b-1 fees assessed on those Shares to partially recoup fees FTD pays to securities dealers.

  Class II Shares redeemed within 18 months of their purchase will be assessed a contingent deferred sales charge of 1% on the lesser of the then-current net asset value or the net asset value of such Shares at the time of purchase, unless such charge is waived as described under "How To Sell Shares of the Fund--Contingent Deferred Sales Charge."

  NET ASSET VALUE PURCHASES (BOTH CLASSES). Class I Shares may be purchased without the imposition of either a front-end sales charge ("net asset value") or a contingent deferred sales charge by (i) officers, trustees, directors, and full-time employees of the Fund, any of the Franklin Templeton Funds, or Franklin Resources, Inc. and its subsidiaries (the "Franklin Templeton Group"), and their spouses and family members, including any subsequent payments made by such parties after cessation of employment; (ii) companies exchanging Shares with or selling assets pursuant to a merger, acquisition or exchange offer; (iii) insurance company separate accounts for pension plan contracts; (iv) accounts managed by the Franklin Templeton Group; (v) shareholders of Templeton Institutional Funds, Inc. reinvesting redemption proceeds from that fund under an employee benefit plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"), in Shares of the Fund; (vi) certain unit investment trusts and unit holders of such trusts reinvesting their distributions from the trusts in the Fund; (vii) registered securities dealers and their affiliates, for their investment account only; and (viii) registered personnel and employees of securities dealers and their affiliates, and by their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer.

  For either Class I or Class II, the same class of Shares of the Fund may be purchased at net asset value with the proceeds from (i) a redemption of Shares of the Fund or shares of any other Franklin Templeton Fund, except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that fund for less than six months), or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. See "How to Sell Shares of the Fund--Reinstatement Privilege." Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by investors who have, within the past 60 days, redeemed an investment in a mutual fund which is not part of the Franklin Templeton Funds, which was subject to a front-end sales charge or a contingent deferred sales charge and which has investment objectives similar to those of the Fund.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by broker-dealers who have entered into a supplemental agreement with FTD, or by registered investment advisers affiliated with such broker-dealers, on behalf of their clients who are participating in a comprehensive fee program (also known as a wrap fee program).

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by anyone who has taken a distribution from an existing retirement plan already invested in the Franklin Templeton Funds (including former participants of the Franklin Templeton Profit Sharing 401(k) plan), to the extent of such distribution. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by Franklin Templeton Trust Company ("FTTC"), the Fund, or Franklin Templeton Investor Services, Inc. (the "Transfer Agent") within 365 days after the plan distribution.

  Class I Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by any state, county or city, or any instrumentality, department, authority or agency thereof which has determined that the Fund is a legally permissible investment and which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (an "eligible governmental authority"). SUCH INVESTORS SHOULD CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Municipal investors considering investment of proceeds of bond offerings into the Fund should consult with expert counsel to determine the effect, if any, of various payments made by the Fund or its investment manager or arbitrage rebate calculations. If an investment by an eligible governmental authority at net asset value is made through a securities dealer who has executed a dealer agreement with FTD, FTD or one of its affiliates may make a payment, out of its own resources, to such securities dealer in an amount not to exceed 0.25% of the amount invested. Contact Franklin Templeton Institutional Services for additional information.

  DESCRIPTION OF SPECIAL NET ASSET VALUE PURCHASES. Class I Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by certain designated retirement plans, including profit-sharing, pension, 401(k) and simplified employee pension plans ("designated plans"), subject to minimum requirements with respect to number of employees or amount of purchase, which may be established by FTD. Currently, those criteria require that the employer establishing the plan have 200 or more employees or that the amount invested or to be invested during the subsequent 13-month period in the Fund or in any of the Franklin Templeton Investments totals at least $1 million. Employee benefit plans not designated above or qualified under Section 401 of the Code ("non-designated plans") may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups previously described under "Group Purchases," which enable FTD to realize economies of scale in its sales efforts and sales-related expenses.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase, which may be established by FTD. Currently, those criteria require that the amount invested or to be invested during the subsequent 13-month period in the Fund or any of the Franklin Templeton Investments must total at least $1 million. Orders for such accounts will be accepted by mail accompanied by a check, or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following such order.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trustees or other fiduciaries purchasing securities for certain retirement plans of organizations with collective retirement plan assets of $10 million or more, without regard to where such assets are currently invested.

  Refer to the SAI for further information regarding net asset value purchases of Class I Shares.

  ADDITIONAL DEALER COMPENSATION (BOTH CLASSES). FTD, or one of its affiliates, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, FTD or its affiliates may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of Shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its Shareholders.

  Ongoing payments will be made to qualifying dealers at the annual rate of 0.25% of the average daily net asset value of Class I Shares (annual rate of 0.15% of the average daily net assets of Class I Shares purchased prior to January 1, 1993), and 1% of the average daily net asset value of Class II Shares, registered in the name of that broker-dealer as nominee or held in a Shareholder account that designates that broker-dealer as dealer of record. These payments are made in order to promote selling efforts and to compensate dealers for providing certain services, including processing purchase and redemption transactions, establishing Shareholder accounts and providing certain information and assistance with respect to the Fund. For purchases of Class I Shares on or after February 1, 1995 for which FTD advanced a commission to a securities dealer, the dealer will receive ongoing payments beginning in the thirteenth month after the date of purchase. For all purchases of Class II Shares, the dealer will receive payments representing a service fee (0.25% of average daily net asset value of the Shares) beginning in the first month after the date of the purchase, and will receive additional payments representing compensation for distribution (0.75% of average daily net asset value of the Shares) beginning in the thirteenth month after the date of the purchase, and beginning May 1, 1997 for exchanges from Templeton American Trust, Inc., if the exchanged shares were purchased prior to May 1, 1995.

  PURCHASING CLASS I AND CLASS II SHARES. When placing purchase orders, investors should clearly indicate which class of Shares they intend to purchase. A purchase order that fails to specify a class will automatically be invested in Class I Shares. Purchases of $1 million or more in a single payment will be invested in Class I Shares. There are no conversion features attached to either class of Shares.

  Investors who qualify to purchase Class I Shares at net asset value should purchase Class I rather than Class II Shares. See the section "Net Asset Value Purchases (Both Classes)" and "Description of Special Net Asset Value Purchases" above for a discussion of when Shares may be purchased at net asset value.

  As to telephone orders placed with FTD by dealers, the dealer must receive the investor's order before the close of the New York Stock Exchange ("NYSE") and transmit it to FTD by 5:00 p.m., New York time, for the investor to receive that day's Offering Price. Payment for such orders must be by check in U.S. currency and must be promptly submitted to FTD. Orders mailed to FTD by dealers or individual investors are effected at the net asset value of the Fund's Shares next computed after the purchase order accompanied by payment has been received by FTD. Such payment must be by check in U.S. currency drawn on a commercial bank in the United States and, if over $100,000, may not be deemed to have been received until the proceeds have been collected unless the check is certified or issued by such bank. Any subscription may be rejected by FTD or by the Fund.

  The Fund may impose a $10 charge against a Shareholder account in the event that a check or draft submitted for the purchase of Fund Shares is returned unpaid to the Fund.

  Investors should promptly check the confirmation advice that is mailed after each purchase (or redemption) in order to ensure that it has been accurately recorded in the investor's account.

  AUTOMATIC INVESTMENT PLAN. Investors may accumulate Fund Shares regularly each month by means of automatic debits to their checking accounts ($25 minimum). Forms for this purpose are in the Shareholder Application in this Prospectus. Such a plan is voluntary and may be discontinued by written notice to FTD, which must be received at least 10 days prior to the collection date, or by FTD upon written notice to the investor at least 30 days prior to the collection date.

  INSTITUTIONAL ACCOUNTS. Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging Shares of the Fund available for institutional accounts. To obtain an institutional account application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800-321-8563.

  ACCOUNT STATEMENTS. Shareholder accounts are opened in accordance with the Shareholder's registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Transfer Agent.

  TEMPLETON STAR SERVICE. From a touch-tone phone, Templeton and Franklin shareholders may access an automated system (day or night) which offers the following features:

  By calling the Templeton STAR Service, shareholders may obtain current price and yield information specific to a Templeton Fund, regardless of class; obtain account information; and request duplicate confirmation or year-end statements and money fund checks, if applicable.

  By calling the Franklin TeleFACTS(R) system, Class I shareholders may obtain current price, yield or other performance information specific to a Class I Franklin Fund; process an exchange into an identically registered Class I Franklin account; obtain account information; and request duplicate confirmation or year-end statements, money fund checks, if applicable, and deposit slips.

  Share prices and account information specific to Templeton Class I or II shares and Franklin Class II shares may also be accessed on TeleFACTS by Franklin and Templeton Class I and Class II shareholders.

  The Templeton STAR Service is accessible by calling 1-800-654-0123. The TeleFACTS system is accessible by calling 1-800-247-1753. Templeton Class I and Class II Share codes for the Fund, which will be needed to access system information, are 406 and 506, respectively. The system's automated operator will prompt the caller with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

  RETIREMENT PLANS. Shares of the Fund may be purchased through various retirement plans including the following plans for which FTTC or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. A plan document must be adopted in order for a retirement plan to be in existence. For further information about any of the plans, agreements, applications and annual fees, contact FTD. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser.

  NET ASSET VALUE. The net asset value per Share of each class of the Fund is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of Shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Trustees. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Trustees.

  Each of the Fund's classes will bear, pro-rata, all of the common expenses of the Fund. The net asset value of all outstanding Shares of each class of the Fund will be computed on a pro-rata basis for each outstanding Share based on the proportionate participation in the Fund represented by the value of Shares of such classes, except that the Class I and Class II Shares will bear the Rule 12b-1 expenses payable under their respective plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary.

                            EXCHANGE PRIVILEGE

  A Shareholder may exchange Shares for the same class of shares of other Franklin Templeton Funds which are eligible for sale in the Shareholder's state of residence and in conformity with such fund's stated eligibility requirements and investment minimums. Some funds, however, may not offer Class II shares. Class I Shares may be exchanged for Class I shares of any Franklin Templeton Funds. Class II Shares may be exchanged for Class II shares of any Franklin Templeton Funds. No exchanges between different classes of shares will be allowed. A contingent deferred sales charge will not be imposed on exchanges. If the exchanged Shares were subject to a contingent deferred sales charge in the original fund purchased, and Shares are subsequently redeemed within 12 months (Class I Shares) or 18 months (Class II Shares) of the calendar month of the original purchase date, a contingent deferred sales charge will be imposed. The period will be tolled (or stopped) for the period Class I Shares are exchanged into and held in a Franklin Templeton money market fund. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. Exchanges of the same class of shares are made on the basis of the net asset values of the class involved, except as set forth below. Exchanges of shares of a class which were originally purchased without a sales charge will be charged a sales charge in accordance with the terms of the prospectus of the fund and the class of shares being purchased, unless the original investment on which no sales charge was paid was transferred in from a fund on which the investor paid a sales charge. Exchanges of shares from the Franklin Templeton money market funds are subject to applicable sales charges on the funds being purchased, unless the Franklin Templeton money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment of dividends or capital gain distributions. Exchanges of Class I Shares of the Fund which were purchased with a lower sales charge to a fund which has a higher sales charge will be charged the difference, unless the shares were held in the original fund for at least six months prior to executing the exchange. All exchanges are permitted only after at least 15 days have elapsed from the date of the purchase of the Shares to be exchanged.

  A Shareholder may exchange Shares by writing to the Transfer Agent (see "How to Sell Shares of the Fund"), by contacting his or her investment dealer or-- if the Shareholder Application indicates that the Shareholder has not declined the option--by telephoning 1-800-632-2301. Telephone exchange instructions must be received by FTD by the scheduled closing time of the NYSE (generally 4:00 p.m., New York time). Telephonic exchanges can involve only Shares in non-certificated form. Shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Shares are being exchanged. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions--Verification Procedures." Forms for declining the telephone exchange privilege and prospectuses of the other funds in the Franklin Templeton Group may be obtained from FTD. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "How to Buy Shares of the Fund-- Offering Price.") A gain or loss for tax purposes generally will be realized upon the exchange, depending on the tax basis of the Shares redeemed.

  This exchange privilege is available only in states where shares of the fund being acquired may legally be sold and may be modified, limited or terminated at any time by the Fund upon 60 days' written notice. A Shareholder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent.

  If a substantial portion of the Fund's Shareholders should, within a short period, elect to redeem their Shares of the Fund pursuant to the exchange privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this should occur, it is the general policy of the Fund to initially invest this money in short-term, interest-bearing money market instruments, unless it is felt that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. Subsequently, this money will be withdrawn from such short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

  EXCHANGES OF CLASS I SHARES. The contingency period of Class I Shares will be tolled (or stopped) for the period such Shares are exchanged into and held in a Franklin Templeton Class I money market fund. If a Class I account has Shares subject to a contingent deferred sale charge, Class I Shares will be exchanged into the new account on a "first-in, first-out" basis. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  EXCHANGES OF CLASS II SHARES. When an account is composed of Class II Shares subject to the contingent deferred sales charge, and Shares that are not, the Shares will be transferred proportionately into the new fund. Shares received from reinvestment of dividends and capital gains are referred to as "free Shares," Shares which were originally subject to a contingent deferred sales charge but to which the contingent deferred sales charge no longer applies are called "matured Shares," and Shares still subject to the contingent deferred sales charge are referred to as "CDSC liable Shares." CDSC liable Shares held for different periods of time are considered different types of CDSC liable Shares. For instance, if a Shareholder has $1,000 in free Shares, $2,000 in matured Shares, and $3,000 in CDSC liable Shares, and the Shareholder exchanges $3,000 into a new fund, $500 will be exchanged from free Shares,

$1,000 from matured Shares, and $1,500 from CDSC liable Shares. Similarly, if CDSC liable Shares have been purchased at different periods, a proportionate amount will be taken from Shares held for each period. If, for example, the Shareholder holds $1,000 in Shares bought three months ago, $1,000 bought six months ago, and $1,000 bought nine months ago, and the Shareholder exchanges $1,500 into a new fund, $500 from each of these Shares will be exchanged into the new fund.

  The only money market fund exchange option available to Class II Shareholders is the Franklin Templeton Money Fund II ("Money Fund II"), a series of the Franklin Templeton Money Fund Trust. No drafts (checks) may be written on Money Fund II accounts, nor may Shareholders purchase shares of Money Fund II directly. Class II Shares exchanged for shares of Money Fund II will continue to age and a contingent deferred sales charge will be assessed if CDSC liable Shares are redeemed. No other money market funds are available for Class II Shareholders for exchange purposes. Class I Shares may be exchanged for shares of any of the money market funds in the Franklin Templeton Funds except Money Fund II. Draft writing privileges and direct purchases are allowed on these money market funds as described in their respective prospectuses.

  To the extent Shares are exchanged proportionately, as opposed to another method, such as "first-in, first-out," or free Shares followed by CDSC liable Shares, the exchanged Shares may, in some instances, be CDSC liable even though a redemption of such Shares, as discussed elsewhere herein, may no longer be subject to a CDSC. The proportional method is believed by management to more closely meet and reflect the expectations of Class II Shareholders in the event Shares are redeemed during the contingency period. For federal income tax purposes, the cost basis of Shares redeemed or exchanged is determined under the Code without regard to the method of transferring Shares chosen by the Fund for purposes of exchanging or redeeming Shares.

  TRANSFERS. Transfers between identically registered accounts in the same fund and class are treated as non-monetary and non-taxable events, and are not subject to a contingent deferred sales charge. The transferred Shares will continue to age from the date of original purchase. Shares of each class will be transferred on the same basis as described above for exchanges.

  CONVERSION RIGHTS. It is not presently anticipated that Class II Shares will be converted to Class I Shares at this time. A Shareholder may, however, sell Class II Shares and use the proceeds to purchase Class I Shares, subject to all applicable sales charges.

  EXCHANGES BY TIMING ACCOUNTS. In the case of market timing or allocation services ("Timing Accounts"), FTD will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators. In accordance with the terms of their respective prospectuses, certain funds in the Franklin Templeton Group do not accept or may place differing limitations than those described below on exchanges by Timing Accounts.

  The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

  In addition, the Fund reserves the right to refuse the purchase side of exchange requests by any Timing Account, person, or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Shareholder's exchanges into the Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

  Finally, as indicated above, the Fund and FTD reserve the right to refuse any order for the purchase of Shares.

                      HOW TO SELL SHARES OF THE FUND


  Shares will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL OF THE FOLLOWING REQUIREMENTS:

  1. Except as provided below under "Redemptions by Telephone," it must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed and sent to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including (a) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (b) national securities exchanges, registered securities associations and clearing agencies; (c) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (d) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed; (ii) multiple owners have a dispute or give inconsistent instructions to the Fund; (iii) the Fund has been notified of an adverse claim; (iv) the instructions received by the Fund are given by an agent, not the actual registered owner; (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings; or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

   . Corporation--(i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;

   . Partnership--(i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;

   . Trust--(i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;

   . Custodial (other than a retirement account)--Signature guaranteed letter of instruction from the custodian;

   . Accounts under court jurisdiction--Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in a retirement plan for which FTTC or its affiliate acts as trustee or custodian, must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from such plans are subject to additional requirements under the Code, and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. For example, distributions from retirement plans are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Transfer Agent) may be required to be submitted to the Transfer Agent with the distribution request, or the distribution will be delayed. Franklin Templeton Investor Services, Inc. and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Services Department by calling 1-800-632-2301.

  The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. A gain or loss for tax purposes generally will be realized upon the redemption, depending on the tax basis of the Shares redeemed. Payment of the redemption price ordinarily will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested, including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have been purchased by check, the Fund will make redemption proceeds available when a Shareholder's check received for the Shares purchased has been cleared for payment by the Shareholder's bank, which, depending upon the location of the Shareholder's bank, could take up to 15 days or more. The check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  The Fund, through FTD, also repurchases Shares (whether in certificate or book-entry form) through securities dealers. The Fund normally will accept orders to repurchase such Shares by wire or telephone from dealers for their customers at the net asset value next computed after the dealer has received the certificate holder's request for repurchase, if the dealer received such request before closing time of the NYSE on that day. Dealers have the responsibility of submitting such repurchase requests by calling not later than 5:00 p.m., New York time, on such day in order to obtain that day's applicable redemption price. Repurchase of Shares is for the convenience of Shareholders and does not involve a charge by the Fund; however, securities dealers may impose a charge on the Shareholder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect Shareholders seeking redemption through the repurchase procedure. Ordinarily, payment will be made to the securities dealer within seven days after receipt of a repurchase order and Share certificate (if any) in "Proper Order" as set forth above. The Fund also will accept, from member firms of the NYSE, orders to repurchase Shares for which no certificates have been issued by wire or telephone without a redemption request signed by the Shareholder, provided the member firm indemnifies the Fund and FTD from any liability resulting from the absence of the Shareholder's signature. Forms for such indemnity agreement can be obtained from FTD.

  The Fund may involuntarily redeem an investor's Shares if the net asset value of such Shares is less than $100, except that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. In addition, the Fund may involuntarily redeem the Shares of any investor who has failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and Shares will be redeemed at net asset value at the close of business on that date, unless sufficient additional Shares are purchased to bring the aggregate account value up to $100 or more, or unless a certified taxpayer identification number (or such other information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

  REINSTATEMENT PRIVILEGE. For either Class I or Class II, the same class of Shares of the Fund may be purchased at net asset value with the proceeds from
(i) a redemption of Shares of the Fund or shares of any other Franklin Templeton Fund except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that fund for less than six months), or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund. However, if a Shareholder's original investment was in Class I shares of a fund with a lower sales charge, or no sales charge, the Shareholder must pay the difference. An investor may reinvest an amount not exceeding the proceeds of the redemption or the dividend or distribution. While credit will be given for any contingent deferred sales charge paid on the Shares redeemed, a new contingency period will begin. Matured Shares will be reinvested at net asset value and will not be subject to a new contingent deferred sales charge. Shares of the Fund redeemed in connection with an exchange into another fund (see "Exchange Privilege") are not considered "redeemed" for this privilege. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by the Fund or the Fund's Transfer Agent within 365 days after the redemption or the payment date of the distribution. The 365 days, however, do not begin to run on redemption proceeds placed immediately after redemption in a Franklin Bank Certificate of Deposit ("CD") until the CD (including any rollover) matures. Reinvestment at net asset value may also be handled by a securities dealer or other financial institution, who may charge the Shareholder a fee for this service. The redemption is a taxable transaction but reinvestment without a sales charge may affect the tax basis of the Shares reinvested, and the amount of gain or loss resulting from a redemption may be affected by exercise of the reinstatement privilege if the Shares redeemed were held for 90 days or less, or if a Shareholder reinvests in the same fund within 30 days. Reinvestment will be at the next calculated net asset value after receipt.

  SYSTEMATIC WITHDRAWAL PLAN. A Shareholder may establish a Systematic Withdrawal Plan ("Plan") and receive periodic payments from the account provided that the net asset value of the Shares held by the Shareholder is at least $5,000. There are no service charges for establishing or maintaining a Plan. The minimum amount which the Shareholder may withdraw is $50 per withdrawal transaction although this is merely the minimum amount allowed under the Plan and should not be mistaken for a recommended amount. Retirement plans subject to mandatory distribution requirements are not subject to the $50 minimum. The Plan may be established on a monthly, quarterly, semiannual or annual basis. If the Shareholder establishes a Plan, any capital gain distributions and income dividends paid by the Fund to the Shareholder's account must be reinvested for the Shareholder's account in additional Shares at net asset value. Payments are then made from the liquidation of Shares at net asset value on the day of the liquidation (which is generally on or about the 25th of the month) to meet the specified withdrawals. Payments are generally received three to five days after the date of liquidation. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a Shareholder may direct the selected withdrawals to another of the Franklin Templeton Funds, to another person, or directly to a checking account. Liquidation of Shares may reduce or possibly exhaust the Shares in the Shareholder's account, to the extent withdrawals exceed Shares earned through dividends and distributions, particularly in the event of a market decline. If the withdrawal amount exceeds the total Plan balance, the account will be closed and the remaining balance will be sent to the Shareholder. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. Because the amount withdrawn under the Plan may be more than the Shareholder's actual yield or income, part of such a Plan payment may be a return of the Shareholder's investment.

  Maintaining a Plan concurrently with purchases of additional Shares of the Fund would be disadvantageous because of the sales charge on the additional purchases. Also, redemptions of Class I Shares and Class II Shares may be subject to a contingent deferred sales charge if the Shares are redeemed within 12 months (Class I Shares) or 18 months (Class II Shares) of the calendar month of the original purchase date. The Shareholder should ordinarily not make additional investments of less than $5,000 or three times the annual withdrawals under the Plan during the time such a Plan is in effect.

  With respect to Class I Shares, the contingent deferred sales charge is waived for redemptions through a Systematic Withdrawal Plan set up prior to February 1, 1995. With respect to Systematic Withdrawal Plans set up on or after February 1, 1995, the applicable contingent deferred sales charge is waived for Class I and Class II Share redemptions of up to 1% monthly of an account's net asset value (12% annually, 6% semiannually, 3% quarterly). For example, if a Class I account maintained an annual balance of $1,000,000, only $120,000 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge; any amount over that $120,000 would be assessed a 1% (or applicable) contingent deferred sales charge. Likewise, if a Class II account maintained an annual balance of $10,000, only $1,200 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge.

  A Plan may be terminated on written notice by the Shareholder or the Fund, and it will terminate automatically if all Shares are liquidated or withdrawn from the account, or upon the Fund's receipt of notification of the death or incapacity of the Shareholder. Shareholders may change the amount (but not below $50) and schedule of withdrawal payments or suspend one such payment by giving written notice to the Transfer Agent at least seven business days prior to the end of the month preceding a scheduled payment. Share certificates may not be issued while a Plan is in effect.

  REDEMPTIONS BY TELEPHONE. Shareholders who file a Telephone Redemption Authorization Agreement (the "Agreement") (a copy of which is included in this Prospectus) may redeem Shares of the Fund by telephone, subject to the Restricted Account exception noted under "Telephone Transactions--Restricted Accounts." The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions given by telephone are genuine. Shareholders, however, bear the risk of loss in certain cases as described under "Telephone Transactions--Verification Procedures."

  For Shareholder accounts with a completed Agreement on file, redemptions of uncertificated Shares or Shares which have previously been deposited with the Fund or the Transfer Agent may be made for up to $50,000 per day per Fund account. Telephone redemption request received before the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) on any business day will be processed that same day. The redemption check will be sent within seven days, made payable to all the registered owners on the account, and will be sent only to the address of record. Redemption requests by telephone will not be accepted within 30 days following an address change by telephone. In that case, a Shareholder should follow the other redemption procedures set forth in this

Prospectus. Institutional accounts which wish to execute redemptions in excess of $50,000 must complete an Institutional Telephone Privileges Agreement which is available from Franklin Templeton Institutional Services by telephoning 1-800-321-8563.

  CONTINGENT DEFERRED SALES CHARGE. In order to recover commissions paid to securities dealers, Class I investments of $1 million or more, and any Class II investments, redeemed within the contingency period of 12 months (Class I) or 18 months (Class II) of the calendar month of their purchase will be assessed a contingent deferred sales charge, unless one of the exceptions described below applies. The charge is 1% of the lesser of the net asset value of the Shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the net asset value at the time of purchase of such Shares, and is retained by FTD. The contingent deferred sales charge is waived in certain instances. See below.

  In determining if a contingent deferred sales charge applies, Shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) a calculated number of Shares representing amounts attributable to capital appreciation of those Shares held less than the contingency period (12 months in the case of Class I Shares and 18 months in the case of Class II Shares); (ii) Shares purchased with reinvested dividends and capital gain distributions; and (iii) other Shares held longer than the contingency period, and followed by any Shares held less than the contingency period, on a "first in, first out" basis. For tax purposes, a contingent deferred sales charge is treated as either a reduction in redemption proceeds or an adjustment to the cost basis of the Shares redeemed.

  The contingent deferred sales charge on each class of Shares is waived, as applicable, for: exchanges; any account fees; distributions from an individual retirement plan account due to death or disability, or upon periodic distributions based on life expectancy; tax-free returns of excess contributions from employee benefit plans; distributions from employee benefit plans, including those due to plan termination or plan transfer; redemptions through a Systematic Withdrawal Plan set up for Shares prior to February

1, 1995 and, for Systematic Withdrawal Plans set up thereafter, redemptions of up to 1% monthly of an account's net asset value (3% quarterly, 6% semiannually or 12% annually); redemptions initiated by the Fund due to a Shareholder's account falling below the minimum specified account size; and redemptions following the death of the Shareholder or the beneficial owner.

  All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.

  Requests for redemptions for a SPECIFIED DOLLAR amount, unless otherwise specified, will result in additional Shares being redeemed to cover any applicable contingent deferred sales charge, while requests for redemption of a SPECIFIC NUMBER of Shares will result in the applicable contingent deferred sales charge being deducted from the total dollar amount redeemed.

                          TELEPHONE TRANSACTIONS


  Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Shareholder Services at 1-800-632-2301.

  All Shareholders will be able to: (i) effect a change in address; (ii) change a dividend option (see "Restricted Accounts" below); (iii) transfer Fund Shares in one account to another identically registered account in the Fund; (iv) request the issuance of certificates (to be sent to the address of record only); and (v) exchange Fund Shares by telephone as described in this Prospectus. In addition, Shareholders who complete and file an Agreement as described under "How to Sell Shares of the Fund--Redemptions by Telephone" will be able to redeem Shares of the Fund.

  VERIFICATION PROCEDURES. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and the Transfer Agent follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the Shareholder caused by an unauthorized transaction. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or the Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed and neither the Fund, the Transfer Agent, nor their affiliates will be liable for any losses which may occur because of a delay in implementing a transaction.

  RESTRICTED ACCOUNTS. Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options must also be made in writing.

  To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account Shareholders may call to speak to a Retirement Plan Specialist at 1-800-527-2020.

  GENERAL. During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, Shareholders may wish to contact their dealer for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

  Neither the Fund nor the Transfer Agent will be liable for any losses resulting from the inability of a Shareholder to execute a telephone transaction. The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

                            MANAGEMENT OF THE FUND

  The Trust is managed by its Board of Trustees and all powers are exercised by or under authority of the Board. Information relating to the Trustees and Executive Officers is set forth under the heading "Management of the Trust" in the SAI.

  The Board has carefully reviewed the multiclass structure to ensure that no material conflict exists between the two classes of Shares. Although the Board does not expect to encounter material conflicts in the future, the Board will continue to monitor the Fund and will take appropriate action to resolve such conflicts if any should later arise.

  In developing the multiclass structure, the Fund has retained the authority to establish additional classes of Shares. It is the Fund's present intention to offer only two classes of Shares, but new classes may be offered in the future.

  INVESTMENT MANAGER. Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., Broward Financial Centre, Ft. Lauderdale, Florida 33394-3091, serves as the Investment Manager of the Fund. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over 4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager uses a disciplined, long-term approach to global and international investing. It has an extensive global network of investment research sources. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers and Trustees of the Trust are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Trust's Code of Ethics. Please see "Investment Management and Other Services-- Investment Management Agreement" and "General Information" in the SAI for further information on securities transactions and a summary of the Trust's Code of Ethics.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee which, during the most recent fiscal year, represented 0.50% of its average daily net assets.

  The lead portfolio manager for the Fund is Thomas Latta. Mr. Latta attended the University of Missouri and New York University. Prior to joining the Templeton organization in 1991, Mr. Latta, a Vice President of the Investment Manager, worked as a portfolio manager with Forester & Hairston, a Houston based global fixed income investment management firm. Prior to that, Mr. Latta spent seven years with Merrill Lynch, Pierce, Fenner & Smith Incorporated, first as an investment adviser to a large Mid-East central bank and then working in the structured products group in New York. In that position he developed asset-liability management strategies for large ERISA plans. Neil S. Devlin and Tom Wilkinson also exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Devlin, a Senior Vice President of the Investment Manager holds a BA in Economics and Philosophy from Brandeis University. Prior to joining the Templeton organization in 1987, he was a portfolio manager and bond analyst with Constitutional Capital Management of Boston. While there, he managed a portion of the Bank of New England's pension money, a number of trust and corporate pension accounts, and began and managed a mortgage-backed securities fund for the bank. Before that, Mr. Devlin was a bond trader and research analyst for the Bank of New England. Mr. Wilkinson, a Vice President of the Investment Manager, holds a BS in Computer Science from Southern Methodist University and an MS in Computer Science from the University of Southern California. He joined the Templeton organization in 1985 as Director of Information Services and later as a securities analyst. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc. provides certain administrative facilities and services for the Fund, including payment of salaries of officers, preparation and maintenance of books and records, preparation of tax returns, preparation of financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Business Manager receives a monthly fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Funds included in the Trust (the Fund and Templeton Money Fund), reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1,200 million.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  PLANS OF DISTRIBUTION. A separate Plan of Distribution has been approved and adopted for each class ("Class I Plan" and "Class II Plan," respectively, or "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Rule 12b-1 fees charged to each class will be based solely on the distribution and servicing fees attributable to that particular class. Any portion of fees remaining from either Plan after distribution to securities dealers of up to the maximum amount permitted under each Plan may be used by the class to reimburse FTD for routine ongoing promotion and distribution expenses incurred with respect to such class. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses, of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of FTD's overhead expenses attributable to the distribution of Fund Shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, FTD or its affiliates.

  The maximum amount which the Fund may pay to FTD or others under the Class I Plan for such distribution expenses is 0.25% per annum of Class I's average daily net assets, payable on a quarterly basis. All expenses of distribution and marketing in excess of 0.25% per annum will be borne by FTD, or others who have incurred them, without reimbursement from the Fund. Under the Class I Plan, costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed the applicable limit of the Plan) may be reimbursed in subsequent quarters or years, subject to applicable law. FTD has informed the Fund that it had no unreimbursed expenses under the Class I Plan at August 31, 1995.

  Under the Class II Plan, the maximum amount which the Fund is permitted to pay to FTD or others for distribution expenses and related expenses is 0.50% per annum of Class II's average daily net assets, payable quarterly. All expenses of distribution, marketing and related services over that amount will be borne by FTD, or others who have incurred them, without reimbursement by the Fund. In addition, the Class II Plan provides for an additional payment by the Fund of up to 0.15% per annum of Class II's average daily net assets as a servicing fee, payable quarterly. This fee will be used to pay securities dealers or others for, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; receiving and answering correspondence; monitoring dividend payments from the Fund on behalf of the customers; or similar activities related to furnishing personal services and/or maintaining Shareholder accounts.

  During the first year following the purchase of Class II Shares, FTD will retain 0.50% per annum of Class II's average daily net assets to partially recoup fees FTD pays to securities dealers. FTD, or its affiliates, may pay, from its own resources, a commission of up to 1% of the amount invested to securities dealers who initiate and are responsible for purchases of Class II Shares.

  Both Plans also cover any payments to or by the Fund, the Investment Manager, FTD, or other parties on behalf of the Fund, the Investment Manager or FTD, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of Shares issued by the Fund within the context of Rule 12b-1. The payments under the Plans are included in the maximum operating expenses which may be borne by each class of the Fund. For more information including a discussion of the Board's policies with regard to the amount of each Plan's fees, please see the SAI.

  EXPENSES. For the fiscal year ended August 31, 1995, expenses borne by Class I Shares of the Fund amounted to 1.18% of the average net assets of such class, and expenses borne by Class II Shares of the Fund amounted to 1.57% (annualized) of the average net assets of such class. See the Expense Table for information regarding estimated expenses of both classes of Shares for the current fiscal year.

  BROKERAGE COMMISSIONS. The Fund's brokerage policies are described under the heading "Brokerage Allocation" in the SAI. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The capitalization of the Trust consists of an unlimited number of Shares of beneficial interest, par value $0.01 per Share. The Board of Trustees is authorized, in its discretion, to classify and allocate the unissued Shares of the Trust. Each Share entitles the holder to one vote.

  Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

  Shares for an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. No charge is made for the issuance of one certificate for all or some of the Shares purchased in a single order. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the shareholder or by the securities dealer.

  VOTING RIGHTS. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other class of the Fund for matters that affect the Fund as a whole. For matters that only affect a certain class of the Fund's Shares, however, only Shareholders of that class will be entitled to vote. Therefore, each class of Shares will vote separately on matters (1) affecting only that class,
(2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act or the rules adopted thereunder. For instance, if a change to the Rule 12b-1 plan relating to Class I Shares requires Shareholder approval, only Shareholders of Class I may vote on changes to the Rule 12b-1 plan affecting that class. Similarly, if a change to the Rule 12b-1 plan relating to Class II Shares requires Shareholder approval, only Shareholders of Class II may vote on the change to such plan. On the other hand, if there is a proposed change to the investment objective of the Fund, this affects all Shareholders, regardless of which class of Shares they hold, and therefore, each Share has the same voting rights.

  MEETINGS OF SHAREHOLDERS. The Trust is not required to hold regular annual meetings of Shareholders and may elect not to do so. The Trust will call a special meeting of Shareholders when requested to do so by Shareholders holding at least 10% of the Trust's outstanding Shares. In addition, the Trust is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Trustee or Trustees.

  DIVIDENDS AND DISTRIBUTIONS. The Fund intends normally to pay a monthly dividend representing substantially all of its net investment income and to distribute annually any net realized capital gains. According to the requirements of the Code, dividends and capital gains will be calculated and distributed in the same manner for Class I and Class II Shares. The per share amount of any income dividends will generally differ only to the extent that each class is subject to different Rule 12b-1 fees. Unless otherwise requested, income dividends and capital gain distributions paid by the Fund, other than on those Shares whose owners keep them registered in the name of a broker-dealer, are automatically reinvested on the payment date in whole or fractional Shares at net asset value as of the ex-dividend date, unless a Shareholder makes a written or telephonic request for payments in cash. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application Class I Shareholders may direct that their dividends and/or capital gain distributions be reinvested in Class I Shares of the Fund or Class I shares of any other Franklin Templeton Fund, and Class II Shareholders may direct that their dividends and/or capital gain distributions be reinvested in either Class I or Class II Shares of the Fund or any other Franklin Templeton Fund. Shareholders may also direct the payment of their dividends or capital gain distributions to another person. The processing date for the reinvestment of dividends may vary from time to time, and does not affect the amount or value of the Shares acquired. Income dividends and capital gain distributions will be paid in cash on Shares during the time their owners keep them registered in the name of a broker-dealer, unless the broker-dealer has made arrangements with the Transfer Agent for reinvestment.


  Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions which have been declared but not yet paid should be carefully considered. Any dividend or capital gain distribution paid shortly after a purchase by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, will generally be subject to tax.

  Checks are forwarded by first-class mail to the address of record. The proceeds of any such checks which are not accepted by the addressee and returned to the Fund will be reinvested in the Shareholder's account in whole or fractional Shares at net asset value next computed after the check has been received by the Transfer Agent. Subsequent distributions will be reinvested automatically at net asset value as of the ex-dividend date in additional whole or fractional Shares.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 in the year such distributions were declared. The Fund will inform Shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's federal income tax liability.

  INQUIRIES. Shareholders' inquiries will be answered promptly. They should be addressed to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030 -- telephone 1-800-632-2301. Transcripts of Shareholder accounts less than three years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine total return for the Fund, see the SAI.

  Because Class II Shares were not offered prior to May 1, 1995, no performance data is available for these Shares. After a sufficient period of time has passed, Class II performance data will be available.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on August 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semiannual reports (containing unaudited financial statements) are sent to Shareholders each year. To reduce the volume of mail sent to one household as well as to reduce Fund expenses, the Transfer Agent will attempt to identify related shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Fund Information Department--telephone 1-800/DIAL BEN. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account and a year-end historical confirmation statement.

                       INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:

ACCOUNT TYPE    GIVE SSN OF            ACCOUNT TYPE           GIVE TAXPAYER ID # OF
-----------------------------------------------------------------------------------
 . Individual    Individual             . Trust, Estate, or    Trust, Estate, or
                                       Pension Plan Trust     Pension Plan Trust
-----------------------------------------------------------------------------------
 . Joint         Actual owner of        . Corporation,         Corporation,
 Individual     account, or if         Partnership, or other  Partnership, or other
                combined funds, the    organization           organization
                first-named
                individual
-----------------------------------------------------------------------------------
 . Unif.         Minor                  . Broker nominee       Broker nominee
 Gift/Transfer
 to Minor
-----------------------------------------------------------------------------------
 . Sole          Owner of business
 Proprietor
-----------------------------------------------------------------------------------
 . Legal         Ward, Minor, or
 Guardian       Incompetent
-----------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients generally include:

  A corporation                        A real estate investment trust


  A financial institution              A common trust fund operated by a bank
                                       under section 584(a)


  An organization exempt from tax
  under section 501(a), or an          An entity registered at all times
  individual retirement plan           under the Investment Company Act of
                                       1940

  A registered dealer in securities or
  commodities registered in the U.S.
  or a U.S. possession

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. Generally, you are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not equal or exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that
(1) the tax payer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years. Only certifications that are in proper order will be treated as having been filed with the Fund.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected ___________________________________ of ______________________________________
              TITLE                                 CORPORATE NAME
a _______________________ organized under the laws of the State of ___________
   TYPE OF ORGANIZATION                                             STATE
the following is a and that true and correct copy of a resolution adopted by the Board of Directors at a meeting duly called and held on __________________
                                                                   DATE

  RESOLVED, that the _________________________________________________ of this
                                     OFFICERS' TITLES
  Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds (R) or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

  FURTHER RESOLVED, that any of the following _________________  officers are
                                                   NUMBER
  authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

  FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary)

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME OF CORPORATION OR ASSOCIATION     DATE

Certified from minutes ________________________________________________________
                       NAME AND TITLE
                       CORPORATE SEAL (if appropriate)

      THE FRANKLIN TEMPLETON TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT

You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your Shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Fund's Prospectus.

The telephone redemption privilege is available only to Shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin Templeton Investor Services, Inc. ("Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

SHAREHOLDER AUTHORIZATION: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in the Franklin Templeton Group (a "Franklin Templeton Fund" or a "Fund"), now opened or opened at a later date, holding shares registered as follows:

-------------------------------------  ---------------------------------------
PRINT NAME(S) AS SHOWN IN YOUR ACCOUNT
REGISTRATION ("SHAREHOLDER")

-------------------------------------  ---------------------------------------
ACCOUNT NUMBER(S)

I/We authorize each Fund and Services to honor and act upon telephone requests given as provided in this agreement to redeem shares from any Shareholder account:

-------------------------------------  ---------------------------------------
SIGNATURE(S) AND DATE

-------------------------------------  ---------------------------------------
PRINT NAME(S) (AND TITLE/CAPACITY,
IF APPLICABLE)

VERIFICATION PROCEDURES: I/We understand and agree that: (1) each Fund and Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Services may be liable for any losses due to unauthorized or fraudulent telephone instructions; (2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is initiated by telephone; and (3) so long as the Fund and Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they, nor their parent or affiliates, will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.

JOINTLY OWNED/CO-TRUSTEE ACCOUNTS: Each of us signing this agreement as either joint owners or co-trustees authorizes each Fund and Services to honor telephone redemption requests given by ANY ONE of the signers, or our investment representative of record, if any, ACTING ALONE.

APPOINTMENT OF ATTORNEY-IN-FACT: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Services by registered mail, return receipt requested or by a Fund or Services upon receipt of any information that causes a Fund or Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Services immediately upon the death of any of the signers.

CORPORATE/PARTNERSHIP/TRUST/RETIREMENT ACCOUNTS: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Services that the Shareholder has the authority to enter into this agreement and that each of us is duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Services may honor a telephone redemption request given by ANY officer/partner/member/administrator/or agent of the Shareholder ACTING ALONE.

RESTRICTED ACCOUNTS: Telephone redemptions may not be accepted on Franklin Trust Company or Templeton Funds Trust Company retirement accounts.

PLEASE RETURN THIS FORM TO:
Franklin Templeton Investor Services, Inc., Attn.: Telephone Redemptions Dept., 700 Central Avenue, St. Petersburg, Florida 33701-3628.

The Franklin Templeton Group

Literature Request -- Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

TEMPLETON FUNDS                              Maryland                          FRANKLIN FUNDS SEEKING
American Trust                               Massachusetts***                  HIGH CURRENT INCOME
Americas Government Securities Fund          Michigan***                       AGE High Income Fund
Developing Markets Trust                     Minnesota***                      German Government Bond Fund
Foreign Fund                                 Missouri                          Global Government Income Fund
Global Infrastructure Fund                   New Jersey                        Investment Grade Income  Fund
Global Opportunities Trust                   New York*                         U.S. Government Securities Fund
Greater European Fund                        North Carolina
Growth Fund                                  Ohio***                           FRANKLIN FUNDS SEEKING HIGH CURRENT
Growth and Income Fund                       Oregon                            INCOME AND STABILITY OF PRINCIPAL
Income Fund                                  Pennsylvania                      Adjustable Rate Securities Fund
Japan Fund                                   Tennessee**                       Adjustable U.S. Government Securities Fund
Latin America Fund                           Texas                             Short-Intermediate U.S. Government Securities Fund
Money Fund                                   Virginia
Real Estate Securities Fund                  Washington**                      FRANKLIN FUNDS FOR NON-U.S. INVESTORS
Smaller Companies Growth Fund                                                  Tax-Advantaged High Yield Securities Fund
World Fund                                   FRANKLIN FUNDS                    Tax-Advantaged International Bond Fund
                                             SEEKING CAPITAL GROWTH            Tax-Advantaged U.S. Government Securities Fund
FRANKLIN FUNDS                               California Growth Fund
SEEKING TAX-FREE INCOME                      DynaTech Fund                     FRANKLIN TEMPLETON INTERNATIONAL
Federal Intermediate Term                    Equity Fund                       CURRENCY FUNDS
Tax-Free Income Fund                         Global Health Care Fund           Global Currency Fund
Federal Tax-Free Income Fund                 Gold Fund                         Hard Currency Fund
High Yield Tax-Free Income                   Growth Fund                       High Income Currency Fund
Fund                                         International Equity Fund
Insured Tax-Free Income Fund***              Pacific Growth Fund               FRANKLIN MONEY MARKET FUNDS
Puerto Rico Tax-Free Income Fund             Real Estate Securities Fund       California Tax-Exempt Money Fund
FRANKLIN STATE-SPECIFIC FUNDS                Small Cap Growth Fund             Federal Money Fund
SEEKING TAX-FREE INCOME                                                        IFT U.S. Treasury Money Market Portfolio
Alabama                                      FRANKLIN FUNDS SEEKING            Money Fund
Arizona*                                     GROWTH AND INCOME                 New York Tax-Exempt Money Fund
Arkansas**                                   Balance Sheet Investment Fund     Tax-Exempt Money Fund
California*                                  Convertible Securities Fund
Colorado                                     Equity Income Fund                FRANKLIN FUND FOR CORPORATIONS
Connecticut                                  Global Utilities Fund             Corporate Qualified Dividend Fund
Florida*                                     Income Fund
Georgia                                      Premier Return Fund               FRANKLIN TEMPLETON VARIABLE ANNUITIES
Hawaii**                                     Rising Dividends Fund             Franklin Valuemark
Indiana                                      Strategic Income Fund             Franklin Templeton Valuemark Income
Kentucky                                     Utilities Fund                    Plus (an immediate annuity)
Louisiana


Toll-free 1-800-DIAL BEN (1-800-342-5236)

* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of municipal securities, and a high yield portfolio
    (CA).

** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.


*** Portfolio of insured municipal securities.

                                     NOTES
                                     ----

--------------------------------------------------------------------------------

 TEMPLETON INCOME FUND

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Shareholder Services

 1-800-632-2301

 Fund Information

 1-800/DIAL BEN

 Institutional Services
 1-800-321-8563

 Dealer Services

 1-800-524-4040

 Retirement Plan Services

 1-800-527-2020

 This Prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus. Further information may be obtained from the Principal Underwriter.

--------------------------------------------------------------------------------
[RECYCLED PAPER
 LOGO APPEARS HERE]

TL406 P 1/96



TEMPLETON

INCOME
FUND

Prospectus

January 1, 1996






[FRANKLIN TEMPLETON LOGO APPEARS HERE]

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

                                                     Mail to: FRANKLIN TEMPLETON
              P.O. Box 33031  St. Petersburg, Florida 33733-8031  (800) 393-3001

Please do not use this form for any Retirement Plan for which Franklin Templeton Trust Company serves as custodian or trustee, or for Templeton Money Fund, Templeton Institutional Funds or Templeton Capital Accumulator Fund. Request separate Applications and/or Prospectuses.

--------------------------------------------------------------------------------
  SHAREHOLDER APPLICATION OR REVISION
  [_] Please check the box if this is a revision and see Section 8
--------------------------------------------------------------------------------

Please check Class I or Class II, if applicable, next to your Fund selection. Class I and Class II shares have different sales charges and operating expenses, among other differences, as described in each Fund's prospectus.

                                                        Date  __________________

 CLASS                                                  CLASS
 I   II                                                 I   II
[_] [_]$______ AMERICAN TRUST                          [_] [_]$______ GLOBAL OPPORTUNITIES TRUST
[_]     ______ AMERICAS GOVERNMENT SECURITIES FUND     [_] [_] ______ GREATER EUROPEAN FUND
[_] [_] ______ DEVELOPING MARKETS TRUST                [_] [_] ______ GROWTH FUND
[_] [_] ______ FOREIGN FUND                            [_] [_] ______ GROWTH AND INCOME FUND
[_] [_] ______ GLOBAL INFRASTRUCTURE FUND              [_] [_] ______ INCOME FUND


 CLASS                                                  CLASS
 I   II                                                 I   II
[_]    $______ JAPAN FUND                              [_] [_] OTHER:             $___________
[_] [_] ______ LATIN AMERICA FUND                              (Except for Class II Money Fund)
[_] [_] ______ REAL ESTATE SECURITIES FUND                     _______________________________
[_] [_] ______ SMALLER COMPANIES GROWTH FUND                   _______________________________
[_] [_] ______ WORLD FUND                                      _______________________________

--------------------------------------------------------------------------------
  1 ACCOUNT REGISTRATION  (PLEASE PRINT)
--------------------------------------------------------------------------------

[_] INDIVIDUAL OR JOINT ACCOUNT

__________________________________________________  ________-________-__________
First Name      Middle Initial        Last Name     Social Security Number (SSN)

__________________________________________________  ________-________-__________
Joint Owner(s) (Joint ownership means "Joint        Social Security Number (SSN)
Tenants With Rights of Survivorship" unless otherwise specified) All owners must sign Section 4.

--------------------------------------------------------------------------------
[_] GIFT/TRANSFER TO A MINOR

_______________________________ As Custodian For________________________________
Name of Custodian (one only)                    Minor's Name (one only)

_____________Uniform Gifts/Transfers to Minors Act________-________-____________
State of Residence                                Minor's Social Security Number

Please Note: Custodian's Signature, not Minor's, is required in Section 4.

--------------------------------------------------------------------------------
[_] TRUST, CORPORATION, PARTNERSHIP, RETIREMENT PLAN, OR OTHER ENTITY

__________________________________________  ____________-_______________________
Name                                        Taxpayer Identification Number (TIN)

__________________________________________  ____________________________________
Name of Beneficiary (if to be included in    Date of Trust Document (must be
the Registration)                            completed for registration)

________________________________________________________________________________
Name of Each Trustee (if to be included in the Registration)

--------------------------------------------------------------------------------
  2 ADDRESS
--------------------------------------------------------------------------------

___________________________________________  Daytime Phone (___)________________
Street Address                                              Area Code

____________________________________-______  Evening Phone (___)________________
City              State    Zip Code                         Area Code

I am a Citizen of: [_] U.S. or [_]______________________________
                                  Country of Residence

--------------------------------------------------------------------------------
  3 INITIAL INVESTMENT ($100 minimum initial investment)
--------------------------------------------------------------------------------

Check(s) enclosed for $___________________ . (Payable to the Fund(s)
                                             indicated above.)

--------------------------------------------------------------------------------
  4 SIGNATURE AND TAX CERTIFICATIONS
    (All registered owners must sign application)
--------------------------------------------------------------------------------
See "Important Notice Regarding Taxpayer IRS Certifications" in back of prospectus. The Fund reserves the right to refuse to open an account without either a certified Taxpayer Identification Number ("TIN") or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates.

I am(We are) not subject to backup withholding because I(we) have not been notified by the IRS that I am(we are) subject to backup withholding as a result of a failure to report all interest or dividends or because the IRS has notified me(us) that I am(we are) no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)

[_] The number shown above is my(our) correct TIN, or that of the Minor named in
    Section 1.

[_] AWAITING TIN. I am(We are) waiting for a number to be issued to me(us).
    I(We) understand that if I(we) do not provide a TIN to the Fund within 60 days, the Fund is required to commence 31% backup withholding until I(we) provide a certified TIN.

[_] EXEMPT RECIPIENT. Individuals cannot be exempt. Check this box only after reading the instructions to see whether you qualify as an exempt recipient. (You should still provide a TIN.)

[_] EXEMPT FOREIGN PERSON. Check this box only if the following statement applies: "I am(we are) neither a citizen nor a resident of the United States. I(we) certify to the best of my(our) knowledge and belief, I(we) qualify as an exempt foreign person and/or entity as described in the instructions."

    Permanent address for tax purposes:

________________________________________________________________________________
Street Address            City        State        Country       Postal Code

PLEASE NOTE: The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above.

CERTIFICATION - Under the penalties of perjury, I(we) certify that (1) the information provided on this application is true, correct and complete, (2) I(we) have read the prospectus(es) for the Fund(s) in which I am(we are) investing and agree to the terms thereof, and (3) I am(we are) of legal age or an emancipated minor. I (we) acknowledge that Shares of the Fund(s) are not insured or guaranteed by any agency or institution and that an investment in the Shares involves risks, including the possible loss of principal.

X                                        X
---------------------------------------- ---------------------------------------
Signature                                Signature

X                                        X
---------------------------------------- ---------------------------------------

--------------------------------------------------------------------------------
  5 BROKER/DEALER USE ONLY (PLEASE PRINT)
--------------------------------------------------------------------------------

                                                        -----------------------
We hereby submit this application for the purchase of   Templeton Dealer Number
shares of the Fund indicated above in accordance with
the terms of our selling agreement with Franklin        -----------------------
Templeton Distributors, Inc. ("FTD"), and with the
Prospectus for the Fund. We agree to notify FTD of any purchases of Class I shares which may be eligible for reduced or eliminated sales charges.

  -----------------------------------------------------------------------------
    WIRE ORDER ONLY: The attached check for $_______ should be applied against
     Wire Order
         Confirmation Number ___________ Dated___________ For__________ Shares
  -----------------------------------------------------------------------------

Securities Dealer Name__________________________________________________________

Main Office Address________________ Main Office Telephone Number (___)__________

Branch Number________ Representative Number ________ Representative Name________

Branch Address_________________________ Branch Telephone Number (___)___________

Authorized Signature, Securities Dealer______________________ Title_____________

--------------------------------------------------------------------------------
ACCEPTED: Franklin Templeton Distributors, Inc. By___________ Date______________
--------------------------------------------------------------------------------

          Please see reverse side for Shareholder Account Privileges:

[_] Distribution Options              [_] Special Instructions for Distributions
[_] Systematic Withdrawal Plan        [_] Automatic Investment Plan

[_] Telephone Exchange Service        [_] Letter of Intent
[_] Cumulative Quantity Discount

     This application must be preceded or accompanied by a prospectus for the Fund(s) being purchased.

--------------------------------------------------------------------------------
  6  DISTRIBUTION OPTIONS (Check one)
--------------------------------------------------------------------------------

Check one - if no box is checked, all dividends and capital gains will be reinvested in additional shares of the Fund.

  [_] Reinvest all dividends                    [_] Pay all dividends in cash
      and capital gains.                            and reinvest capital gains.

  [_] Pay capital gains in cash                 [_] Pay all dividends and
      and reinvest dividends.                       capital gains in cash.

--------------------------------------------------------------------------------
  7  OPTIONAL SHAREHOLDER PRIVILEGES
--------------------------------------------------------------------------------

A. SPECIAL PAYMENT INSTRUCTIONS FOR DISTRIBUTIONS (Check one box)

  [_] Invest Distributions, as noted in Section 6, or [_] withdrawals, as noted in section 7(B), in another Franklin or Templeton Fund.
      Restrictions may apply to purchases of shares of a different class. See the prospectus for details.

      Fund Name______________________ Existing Account Number___________________
  [_] Send my Distributions to the person, named below, instead of as registered and addressed in Sections 1 and 2.
      Name___________________________ Street Address____________________________

      City___________________________ State____________________Zip Code_________

--------------------------------------------------------------------------------
B. SYSTEMATIC WITHDRAWAL PLAN

   Please withdraw from my Franklin Templeton account $_____($50 minimum) [_]Monthly [_]Quarterly [_]Semi-Annually or [_]Annually as set forth in the Prospectus, starting in ______________(Month). The net asset value of the shares held must be at least $5,000 at the time the plan is established. Additional restrictions may apply to Class II or other shares subject to contingent deferred sales charge, as described in the prospectus. Send the withdrawals to: [_]Address of Record OR [_]the Franklin Templeton Fund or person specified in Section 7(A) - Special Payment Instructions for Distributions.

--------------------------------------------------------------------------------
C. TELEPHONE TRANSACTIONS

   TELEPHONE EXCHANGE PRIVILEGE: If the Fund does not receive specific
   -----------------------------
   instructions from the shareholder, either in writing or by telephone, the Telephone Exchange Privilege (see the prospectus) is automatically extended to each account. The shareholder should understand, however, that the Fund and Franklin Templeton Investor Services, Inc. ("FTI") or Franklin Templeton Trust Company and their agents will not be liable for any loss, injury, damage or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine. The shareholder agrees to hold the Fund and its agents harmless from any loss, claims, or liability arising from its or their compliance with such instructions. The shareholder understands that this option is subject to the terms and conditions set forth in the prospectus of the fund to be acquired.

[_]No, I do NOT wish to participate in the Telephone Exchange Privilege or authorize the Fund or its agents, including FTI or Templeton Funds Trust Company, to act upon instructions received by telephone to exchange shares for shares of any other account(s) within the Franklin Templeton Group of Funds.

   Telephone Redemption Privilege: This is available to shareholders who
   -------------------------------
   specifically request it and who complete the Franklin Templeton Telephone Redemption Authorization Agreement in the back of the Fund's prospectus.

--------------------------------------------------------------------------------
D. AUTOMATIC INVESTMENT PLAN

   IMPORTANT: ATTACH AN UNSIGNED, VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP HERE, AND COMPLETE THE INFORMATION BELOW. I(We) would like to establish an Automatic Investment Plan (the "Plan") as described in the Prospectus. I(We) agree to reimburse FTI and/or FTD for any expenses or losses that they may incur in connection with my(our) plan, including any caused by my(our) bank's failure to act in accordance with my(our) request. If my(our) bank makes any erroneous payment or fails to make a payment after shares are purchased on my(our) behalf, any such purchase may be cancelled and I(we) hereby authorize redemptions and/or deductions from my(our) account for that purpose.

   Debit my (circle one) savings, checking, other ________ account monthly for $__________($25 minimum) on or about the [_]1st [_]5th [_]15th or [_]20th day starting_______(month), to be invested in (name of Fund)___________________Account Number (if known)_______

   INSTRUCTIONS TO BANK - AUTOMATIC INVESTMENT PLAN AUTHORIZATION

   To:__________________________________  ______________________________________
           Name of Your Bank                             ABA Number

   ___________________________  _________________  ____________  ______________
        Street Address                City            State         Zip Code

I(We) authorize you to charge my(our) Checking/Savings Account and to make payment to FTD, upon instructions from FTD. I(We) agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me(us). This authority shall remain in effect until you receive written notice from me(us) changing its terms or revoking it. Until you actually receive such notice, I(we) agree that you shall be fully protected in paying any charge under this authority. I(we) further agree that if any such charge is not made, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

X_________________________________________________  ___________________________
Signature(s) EXACTLY as shown on your bank records             Date

______________________________________  _______________________________________
              Print Name(s)                       Account Number

______________________________  _________________  ____________  ______________
   Your Street Address                City            State         Zip Code

--------------------------------------------------------------------------------
E. LETTER OF INTENT (LOI) -- Not Applicable to Purchases of Class II

[_]I(We) agree to the terms of the LOI and provisions for reservations of Class I shares and grant FTD the security interest set forth in the Prospectus. Although I am(we are) not obligated to do so, it is my(our) intention to invest over a 13 month period in Class I and/or Class II shares of one or more Franklin or Templeton Funds (including all money market funds in the Franklin Templeton Group) an aggregate amount at least equal to that which is checked below. I understand that reduced sales charges will apply only to purchases of Class I shares.

   [_]$50,000-99,999 (except for Income Fund  [_]$100,000-249,999 [_]$250,000-499,999 [_]$500,000-999,999 [_]$1,000,0000 or more and Americas Government Securities Fund)

   Purchases of Class I Shares under LOI of $1,000,000 or more are made at net asset value and may be subject to a contingent deferred sales charge as described in the prospectus.

   Purchases made within the last 90 days will be included as part of your LOI.

   Please write in your Account Number(s)____________ ____________ ____________

--------------------------------------------------------------------------------
F. CUMULATIVE QUANTITY DISCOUNT -- Not Applicable to Purchases of Class II

   Class I shares may be purchased at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the cost or current value (whichever is higher) of the combined holdings of the purchaser, his or her spouse, and their children or grandchildren under age 21, of Class I and/or Class II shares of funds in the Franklin Templeton Group, as well as other holdings of Franklin Templeton Investments, as that term is defined in the prospectus. In order for this cumulative quantity discount to be made available, the shareholder or his or her securities dealer must notify FTI or FTD of the total holdings in the Franklin Templeton Group each time an order is placed. I understand that reduced sales charges will apply only to purchases of Class I shares.

[_]I(We) own shares of more than one Fund in the Franklin Templeton Group and qualify for the Cumulative Quantity Discount described above and in the Prospectus.

   My(Our) other Account Number(s) are ___________  ___________  _______________

--------------------------------------------------------------------------------
  8 ACCOUNT REVISION (If Applicable)
--------------------------------------------------------------------------------

  If you are using this application to revise your Account Registration, or wish to have Distributions sent to an address other than the address on your existing Account's Registration, a Signature Guarantee is required. Signatures of all registered owners must be guaranteed by an "eligible guarantor" as defined in the "How to Sell Shares of the Fund" section in the Fund's Prospectus. A Notary Public is not an acceptable guarantor.

X________________________________________  ____________________________________
Signature(s) of Registered Account Owners  Account Number(s)

X________________________________________  ____________________________________

X________________________________________

X________________________________________  ____________________________________
                                           Signature Guarantee Stamp

  NOTE: For any change in registration, please send us any outstanding Certificates by Registered Mail.

--------------------------------------------------------------------------------
                                                                 TLGOF APP 12/95

TEMPLETON MONEY FUND

                                              PROSPECTUS -- JANUARY 1, 1996

-------------------------------------------------------------------------------
INVESTMENT     Templeton Money Fund (the "Fund") seeks current income,
OBJECTIVE      stability of principal and liquidity by investing in high
AND POLICIES   quality money market instruments with maturities not exceeding
               397 days, consisting primarily of short-term U.S. Government securities, bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and repurchase agreements. The Fund is a series of Templeton Income Trust.
               AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY
               THE U.S. GOVERNMENT. WHILE THE FUND SEEKS TO MAINTAIN A STABLE
               NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE
               THAT THE FUND WILL BE ABLE TO DO SO.

-------------------------------------------------------------------------------

PURCHASE OF    Please complete and return the Shareholder Application. If you
SHARES         need assistance in completing this form, please call our
               Shareholder Services Department. The Fund's Shares may be purchased at a price equal to their net asset value. The minimum initial investment is $500 ($25 minimum for subsequent investments).

-------------------------------------------------------------------------------

PROSPECTUS     This Prospectus sets forth concisely information about the
INFORMATION    Fund that a prospective investor ought to know before
               investing. Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional
               Information ("SAI") dated January 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. This SAI is available without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030,
               St. Petersburg, Florida 33733-8030 or by calling the Fund
               Information Department.

-------------------------------------------------------------------------------

FUND INFORMATION DEPARTMENT -- 1-800/DIAL BEN
-------------------------------------------------------------------------------
TEMPLETON "STAR" SERVICE (24 hours, seven days a week access to current prices, shareholder account balances/values, last transaction and duplicate account statements) -- 1-800-654-0123
-------------------------------------------------------------------------------
TABLE OF CONTENTS

                       Page
                       ----
EXPENSE TABLE........    2
FINANCIAL HIGHLIGHTS.    3
GENERAL DESCRIPTION..    3
Investment Objective
 and Policies........    3
INVESTMENT
 TECHNIQUES..........    4
U.S. Government
 Securities..........    4
Loans of Portfolio
 Securities..........    4
Bank Obligations.....    4
Commercial Paper.....    4
Repurchase
 Agreements..........    5
Eurodollar and Yankee
 Obligations.........    5
HOW TO BUY SHARES OF
 THE FUND............    5
Cumulative Quantity
 Discount............    5
Dealer Compensation..    6
Automatic Investment
 Plan................    6
Institutional
 Accounts............    6
Account Statements...    6
Templeton STAR
 Service.............    6
Retirement Plans.....    7
EXCHANGE PRIVILEGE...    7
Exchanges By
 Telephone...........    7
Exchanges Through
 Securities Dealers..    8
Additional
 Information
 Regarding Exchanges.    8
Retirement Plan
 Accounts............    8
Timing Accounts......    8
Restrictions on
 Exchanges...........    8
HOW TO SELL SHARES OF
 THE FUND............    9
Check Writing........   10
Expedited Redemption.   10
Contingent Deferred
 Sales Charge........   11
TELEPHONE
 TRANSACTIONS........   11
Verification
 Procedures..........   11
Restricted Accounts..   11
General..............   12
MANAGEMENT OF THE
 FUND................   12
Investment Manager...   12
Business Manager.....   12
Transfer Agent.......   12
Custodian............   12
Plan of Distribution.   12
Expenses.............   13
Brokerage
 Commissions.........   13
GENERAL INFORMATION..   13
Description of
 Shares/Share
 Certificates........   13
Meetings of
 Shareholders........   13
Dividends and
 Distributions.......   13
Federal Tax
 Information.........   14
Inquiries............   14
Performance
 Information.........   14
Statements and
 Reports.............   14
WITHHOLDING
 INFORMATION.........   15
CORPORATE RESOLUTION.   16
THE FRANKLIN
 TEMPLETON GROUP.....   17

-------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE
        -------------------------------------------------------------------
LOSS OF CAPITAL.
----------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates based upon the Fund's expenses for the current fiscal year.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees (after fee waiver)....................................... 0.15%
12b-1 Fees............................................................... 0.15%
Other Expenses (audit, legal, business management, transfer agent and custodian).............................................................. 0.49%
Total Fund Operating Expenses (after fee waiver)......................... 0.79%

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

  The Fund's investment manager, Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., has voluntarily agreed to temporarily reduce its investment management fees by 0.20%. If this policy were not in effect, the Fund's management fee would be 0.35% and the Fund's "Total Fund Operating Expenses" would be .99%. As long as this temporary expense limitation continues, it may lower the Fund's expenses and increase its yield. The expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses that apply to a $1,000 investment, assuming (1) 5% annual rate of return and (2) redemption at the end of each time period:

                                       ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                       -------- ----------- ---------- ---------
     without waiver...................   $10        $32        $55       $121
     with waiver......................   $ 8        $25        $44       $ 98

  THIS EXAMPLE IS BASED ON THE ESTIMATED ANNUAL OPERATING EXPENSES, INCLUDING FEES SET BY CONTRACT, SHOWN ABOVE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

                             FINANCIAL HIGHLIGHTS

  The following table of selected financial information has been audited by McGladrey & Pullen, LLP, independent certified public accountants, for the periods indicated in their report which is incorporated by reference and which appears in the Fund's 1995 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to Shareholders upon request and without charge.

                                                                                                               PERIOD FROM
                                                              YEAR ENDED AUGUST 31,                            OCTOBER 3,
(A) PER SHARE OPERATING PERFORMANCE       -------------------------------------------------------------------   1987** TO
(For a share outstanding throughout the                                                                        AUGUST 31,
period)                                     1995      1994     1993      1992      1991      1990      1989       1988
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.000  $  1.000  $ 1.000  $  1.000  $  1.000  $  1.000  $  1.000   $  1.000
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .046     0.026    0.021     0.036     0.061     0.078     0.085      0.058
Less distributions
Dividends from net investment income         (.046)   (0.026)  (0.021)   (0.036)   (0.061)   (0.078)   (0.085)    (0.058)
                                          --------  --------  -------  --------  --------  --------  --------   --------
Change in net asset value for the period    (0.000)   (0.000)  (0.000)   (0.000)   (0.000)   (0.000)   (0.000)    (0.000)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  1.000  $  1.000  $ 1.000  $  1.000  $  1.000  $  1.000  $  1.000   $  1.000
--------------------------------------------------------------------------------------------------------------------------
(B) TOTAL RETURN                              4.73%     2.66%    2.10%     3.62%     6.23%     8.00%     8.74%      6.51%
(C) RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)             $137,245  $144,415  $81,874  $125,445  $174,265  $256,965  $136,329   $100,071
Ratio to average net assets of:
 Expenses                                      .99%     0.90%    1.14%     1.04%     0.89%     0.83%     0.80%      0.92%*
 Net investment income                        4.62%     2.77%    2.07%     3.65%     6.18%     7.71%     8.50%      6.38%*
--------------------------------------------------------------------------------------------------------------------------

 * Annualized
** Commencement of Operations

                              GENERAL DESCRIPTION

  Templeton Money Fund (the "Fund") is a series of Templeton Income Trust (the "Trust"). The Trust was organized as a Massachusetts business trust on June 16, 1986, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company with two series of
Shares: Templeton Money Fund, a diversified fund, and Templeton Income Fund. A prospectus for Templeton Income Fund is available upon request and without charge from the Principal Underwriter.

  INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is current income, stability of principal and liquidity, which it seeks to achieve by investing in high-grade "money market" instruments with maturities not exceeding 397 days, consisting primarily of short-term U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, commercial paper and repurchase agreements with banks or broker-dealers with respect to these securities. As a fundamental policy, the Fund invests at least 80% of its total assets in these securities. There can be no assurance that the investment objective of the Fund will be attained.

  The Fund intends to use its best efforts to maintain its net asset value at $1.00 per Share. To do so, the Fund uses the amortized cost method of valuing the Fund's securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.

  In accordance with Rule 2a-7, the Fund is required to (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase only instruments having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar-denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities.

  In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest in U.S. Government securities or repurchase agreements that are fully collateralized by U.S. Government securities without any such limitation, and (ii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000. See "Purchase, Redemption and Pricing of Shares" in the SAI for further information regarding amortized cost valuation. There can be no assurance that the Fund will be able to maintain a $1.00 per Share net asset value.

  Commercial paper must be issued by domestic corporations or foreign corporations affiliated with domestic corporations. The Fund also may enter into repurchase agreements and may lend its portfolio securities. These techniques are described below.

                             INVESTMENT TECHNIQUES

  U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within one business day. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

  BANK OBLIGATIONS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion. The Fund also may invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion.

  COMMERCIAL PAPER. Investments in commercial paper are limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. See the Appendix in the SAI for a description of these ratings.

  REPURCHASE AGREEMENTS. When the Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

  EURODOLLAR AND YANKEE OBLIGATIONS. The Fund may invest in dollar-denominated obligations of foreign branches of domestic banks ("Eurodollar obligations") and dollar-denominated obligations of domestic branches of foreign banks ("Yankee obligations"). These investments may involve risks that are different in some respects from investments in obligations of domestic branches of domestic banks. Such investment risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the Eurodollar and Yankee obligations held by the Fund, possible seizure or nationalization and the possible establishment of exchange controls or the adoption of other foreign government laws and restrictions applicable to the payment of Eurodollar and Yankee obligations, which might adversely affect the payment of principal and interest.

                         HOW TO BUY SHARES OF THE FUND

  Shares of the Fund may be purchased at net asset value without a sales charge through any broker which has a dealer agreement with Franklin Templeton Distributors, Inc. ("FTD"), the Principal Underwriter of Shares of the Fund, or directly from FTD upon receipt by FTD of a completed Shareholder Application and check payable in U.S. currency. The minimum initial purchase order for Fund Shares is $500. Subsequent purchases of Fund Shares must be in amounts of $25 or more. These minimums may be waived when the Shares are being purchased through retirement plans providing for regular periodic investments, as described below under "Retirement Plans."

  An investment will be made at the next determined net asset value per Share after (1) FTD has received a purchase order, and (2) the Fund has received Federal Funds from the purchase payment. The Fund may impose a $10 charge against a Shareholder account in the event that a check or draft submitted for the purchase of Fund Shares is returned unpaid to the Fund. Shares of the Fund will begin to earn dividends on the next business day following the date of purchase. Purchases made by Federal Funds wire and payments made by Federal Reserve draft received by FTD will be invested and begin earning dividends on the next business day after receipt by FTD. Any subscription may be rejected by FTD. Instruments drawn on other investment companies may not be accepted.


  Investors should promptly check the confirmation advice that is mailed after each purchase (or redemption) in order to insure that it has been accurately recorded in the investor's account.

  CUMULATIVE QUANTITY DISCOUNT. The value of the Shares in the Fund will be included in determining the sales charge discount to which an investor may be entitled when purchasing shares in one or more of the funds in the Franklin Group of Funds(R) and the Templeton Family of Funds, which are sold with a sales charge. Included for these aggregation purposes are (i) the mutual funds in the Franklin Group of Funds except Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Funds"), (ii) other investment products underwritten by FTD or its affiliates (although certain investments may not have the same schedule of sales charges and/or may not be subject to reduction) and (iii) the U.S.-registered mutual funds in the Templeton Family of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of (i), (ii) and (iii) above ("Franklin Templeton Investments") may be effective only after notification to FTD that the investment qualifies for a discount.

  Purchases of Fund Shares will also be included toward the completion of a Letter of Intent with respect to any of the Franklin Templeton Funds which are sold with a sales charge.

  DEALER COMPENSATION. Ongoing payments will be made to qualifying dealers at the annual rate of 0.15% of the average daily net asset value of Shares registered in the name of that broker-dealer as nominee or held in a Shareholder account that designates that broker-dealer as dealer of record. These payments are made in order to promote selling efforts and to compensate dealers for providing certain services, including processing purchase and redemption transactions, establishing Shareholder accounts and providing certain information and assistance with respect to the Fund. Effective February 1, 1995, for Shares acquired from an exchange into the Fund of shares of another of the Franklin Templeton Funds which would have assessed a contingent deferred sales charge upon redemption, dealers will be paid distribution fees beginning in the thirteenth month after the date of the original purchase of the exchanged Shares.

  FTD, or one of its affiliates, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, FTD or its affiliates may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of Shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its Shareholders.

  INSTITUTIONAL ACCOUNTS. Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging Shares of the Fund available for institutional accounts. To obtain an institutional account application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800-321-8563.

  ACCOUNT STATEMENTS. Shareholder accounts are opened in accordance with the Shareholder's registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from Franklin Templeton Investor Services, Inc. (the "Transfer Agent").

  TEMPLETON STAR SERVICE. From a touch-tone phone, Templeton and Franklin shareholders may access an automated system (day or night) which offers the following features:

  By calling the Templeton STAR Service, shareholders may obtain current price and yield information specific to a Templeton Fund, regardless of class; obtain account information; and request duplicate confirmation or year-end statements and money fund checks, if applicable.

  By calling the Franklin TeleFACTS system, Class I shareholders may obtain current price, yield or other performance information specific to a Class I Franklin Fund; process an exchange into an identically registered Class I Franklin account; obtain account information; and request duplicate confirmation or year-end statements, money fund checks, if applicable, and deposit slips.

  Share prices and account information specific to Templeton Class I or II shares and Franklin Class II shares may also be accessed on TeleFACTS by Franklin and Templeton Class I and Class II shareholders.

  The Templeton STAR Service is accessible by calling 1-800-654-0123. The TeleFACTS system is accessible by calling 1-800-247-1753. The Share code for the Fund, which will be needed to access system information, is 407. The system's automated operator will prompt the caller with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

  RETIREMENT PLANS. Shares of the Fund may be purchased through various retirement plans including the following plans for which Franklin Templeton Trust Company ("FTTC") or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. A plan document must be adopted in order for a retirement plan to be in existence. For further information about any of the plans, agreements, applications and annual fees, contact FTD. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser.

                              EXCHANGE PRIVILEGE

  The Franklin Templeton Funds consist of a number of mutual funds with various investment objectives and policies. The shares of most of these mutual funds are generally offered to the public with a sales charge (which may have more than one option, depending on whether the fund offers one or more classes of shares). If a Shareholder's investment objective or outlook for the securities markets changes, Fund Shares may be exchanged for Class I shares of other Franklin Templeton Funds (as defined in "Cumulative Quantity Discount" above) which are eligible for sale in the Shareholder's state of residence and in conformity with such fund's stated eligibility requirements and investment minimums. No exchanges between different classes of Shares are allowed and, therefore, Shares of the Fund may not be exchanged for Class II shares of other Franklin Templeton Funds. Shareholders of Class II Franklin Templeton Funds may, however, elect to direct their dividends and capital gain distributions to the Fund, or to another Franklin Templeton money market fund.

  Shareholders may choose to redeem Shares of the Fund and purchase Class II shares of other Franklin Templeton Funds but such purchase generally will be subject to that fund's front end and contingent deferred sales charges for the contingency period of 18 months.

  Investors should review the prospectus of the fund they wish to exchange from and the fund they wish to exchange into for all specific requirements or limitations on exercising the exchange privilege including, for example, minimum holding periods or applicable sales charges. Exchanges may be made in any of the following ways:

  EXCHANGES BY TELEPHONE. Shareholders, or their investment representative of record, if any, may exchange Shares of the Fund by telephone by calling the Transfer Agent at 1-800-632-2301. If the Shareholder does not wish this privilege extended to a particular account, the Fund or the Transfer Agent should be notified.

  The Telephone Exchange Privilege allows a Shareholder to effect exchanges from the Fund into an identically registered account in one of the other available Franklin Templeton Funds. The Telephone Exchange Privilege is available only for uncertificated Shares or Shares for which the certificates have previously been deposited in the Shareholder's account. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions--Verification Procedures."

  During periods of drastic economic or market changes, it is possible that the Telephone Exchange Privilege may be difficult to implement and the Templeton STAR Service may not be available. In this event, Shareholders should follow the procedures for processing exchanges through securities dealers.

  EXCHANGES THROUGH SECURITIES DEALERS. As is the case with all purchases and redemptions of the Fund's Shares, the Transfer Agent will accept exchange orders from securities dealers who execute a dealer or similar agreement with FTD. See also "Exchanges By Telephone" above. Such a dealer-ordered exchange will be effective only for uncertificated Shares or Shares for which certificates have previously been deposited. A securities dealer may charge a fee for handling an exchange.

  ADDITIONAL INFORMATION REGARDING EXCHANGES. Shares of the Fund acquired other than pursuant to the Exchange Privilege or the reinvestment of dividends may be exchanged at the offering price of other Class I shares of the Franklin Templeton Funds. Such offering price includes the applicable sales charge of the fund into which the Shares are being exchanged. Exchanges will be effected at the respective net asset values or offering prices of the funds involved as next determined after the request is received in proper form.

  There are differences among Franklin Templeton Funds. Before making an exchange, a Shareholder should obtain and review a current prospectus of the fund into which the Shareholder wishes to exchange.

  The Exchange Privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

  RETIREMENT PLAN ACCOUNTS. Franklin Templeton IRA and 403(b) retirement plan accounts may accomplish exchanges directly. Certain restrictions may apply, however, to other types of retirement plans. See "Restricted Accounts" under "Telephone Transactions."

  In situations where assets from retirement plan accounts are temporarily invested in the Fund while awaiting final allocation or investment instructions from the plan participant, and where such final allocation or investment instructions involve Class II shares, Fund shares may be exchanged for available Class II shares of the Franklin Templeton Funds (as such term is defined in the Prospectus). The time period during which the assets were invested in the Fund will not, however, count toward the contingency period for purpose of the contingent deferred sales charge associated with Class II shares. Assets previously subject to a commission by the Franklin Templeton Funds will be precluded from using this limited exchange privilege.

  TIMING ACCOUNTS. Accounts which are administered by allocation or market timing services to purchase or redeem Shares based on predetermined market indicators ("Timing Accounts") will be charged a $5.00 administrative service fee per each such exchange. All other exchanges are without charge.

  RESTRICTIONS ON EXCHANGES. In accordance with the terms of their respective prospectuses, certain funds do not accept or may place differing limitations than those below on exchanges by Timing Accounts.

  The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

  The Fund reserves the right to refuse the purchase side of exchange requests by any Timing Account, person, or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

  The Fund and FTD reserve the right to refuse any order for the purchase of Shares, as indicated in "How to Buy Shares of the Fund."

                        HOW TO SELL SHARES OF THE FUND

  Shares of the Fund will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL OF THE FOLLOWING REQUIREMENTS:

  1. Except as provided below under "Expedited Redemption," it must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed and sent to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030 and a completed purchase application must have been received by FTD before any redemption request will be honored;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including (a) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (b) national securities exchanges, registered securities associations and clearing agencies; (c) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (d) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed; (ii) multiple owners have a dispute or give inconsistent instructions to the Fund; (iii) the Fund has been notified of an adverse claim; (iv) the instructions received by the Fund are given by an agent, not the actual registered owner; (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings; or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

    . Corporation--(i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;
    . Partnership--(i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;
    . Trust--(i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;
    . Custodial (other than a retirement account)--Signature guaranteed letter of instruction from the custodian;
    . Accounts under court jurisdiction--Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in a retirement plan for which FTTC or its affiliate acts as trustee or custodian must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from such plans are subject to additional requirements under the Internal Revenue Code of 1986, as amended (the "Code"), and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. For example, distributions from retirement plans are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Transfer Agent) may be required to be submitted to the Transfer Agent with the distribution request, or the distribution will be delayed. Franklin Templeton Investor Services, Inc. and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Services Department by calling 1-800-632-2301.

  Neither the Trust, the Fund nor the Transfer Agent will be responsible for acting upon any instructions believed by them to be genuine. The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. Payment of the redemption price ordinarily will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have been purchased by check, the Fund will make redemption proceeds available when a Shareholder's check received for the Shares purchased has been cleared for payment by the Shareholder's bank, which, depending upon the location of the Shareholder's bank, could take up to 15 days or more. The check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) that has been in existence for more than six (6) months) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  The Fund may involuntarily redeem an investor's Shares if the net asset value of such Shares is less than $500, except that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. In addition, the Fund may involuntarily redeem the Shares of any investor who has failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and Shares will be redeemed at the net asset value at the close of business on that date, unless sufficient additional Shares are purchased to bring the aggregate account value up to $500 or more, or unless a certified taxpayer identification number (or such other information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

  CHECK WRITING. The Fund has established special check writing services for its Shareholders whose Shares are held on deposit by the Transfer Agent. Upon request, Shareholders may obtain a supply of checks without charge. Shareholders may write checks payable to the order of any person in any amount not less than $500 but not more than $500,000. THESE CHECKS CANNOT BE CERTIFIED NOR CAN THESE CHECKS BE NEGOTIATED FOR CASH AT THE OFFICES OF FTD OR FIRST UNION NATIONAL BANK OF FLORIDA. Checks are not returned to Shareholders after payment, although copies of checks will be available on request to the Transfer Agent at no charge. Shareholders who are interested in the check writing service should complete the appropriate section of the Shareholder Application. The check writing service is not available in any of the Templeton Tax Deferred Retirement Plans.

  When a check is presented for payment, the Fund redeems a sufficient number of Shares to cover the amount of the check. Checks written on accounts with insufficient Shares will be returned to the payee marked "non-sufficient funds." Checks written in amounts less than $500 also will be returned. Because the aggregate amount owned by a Shareholder may change each day, Shareholders should not attempt to redeem all Shares held in their account by using the check redemption procedure.

  EXPEDITED REDEMPTION. Shares may be redeemed by calling the Transfer Agent toll free, 1-800-632-2301. A redemption authorization which is contained in the Shareholder Application, or a separate authorization form must be filed with the Fund before a Shareholder may redeem in this manner. All telephone requests for redemptions must be received before the close of the New York Stock Exchange each business day.

  Shareholders may request that proceeds of $1,000 or more be wired directly to a commercial bank account. There is a fee of $15 for each wire redemption.

  CONTINGENT DEFERRED SALES CHARGE. The Fund does not impose either an initial sales charge or a contingent deferred sales charge. If, however, a Shareholder redeemed Shares acquired from an exchange into the Fund of Class I shares of another of the Franklin Templeton Funds which would have assessed a contingent deferred sales charge upon redemption, such charge will be made by the Fund, as described below. The 12-month contingency period will be tolled (or stopped) for the period such Shares are exchanged into and held in the Fund.


  In certain Franklin Templeton Funds, in order to recover commissions paid to dealers on investments of $1 million or more, a contingent deferred sales charge of 1% applies to certain redemptions made by those investors within 12 months of the calendar month of such investments. The charge is 1% of the lesser of the value of the Shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such Shares, and is retained by FTD. In determining if a charge applies, Shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) Shares representing amounts attributable to capital appreciation; (ii) Shares purchased with reinvested dividends and capital gains distributions; and (iii) other Shares held longer than 12 months, followed by any Shares held less than 12 months, on a "first in, first out" basis.


                          TELEPHONE TRANSACTIONS

  Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Shareholder Services at 1-800-632-2301.

  All Shareholders will be able to: (i) effect a change in address;
(ii) change a dividend option (see "Restricted Accounts" below);
(iii) transfer Fund Shares in one account to another identically registered account in the Fund; (iv) request the issuance of certificates (to be sent to the address of record only); and (v) exchange Fund Shares by telephone as described in this Prospectus.

  VERIFICATION PROCEDURES. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and the Transfer Agent follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the Shareholder caused by an unauthorized transaction. The Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions in the event such reasonable procedures are not followed. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or the Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither the Fund, the Transfer Agent, nor their affiliates will be liable for any losses which may occur because of a delay in implementing a transaction.


  RESTRICTED ACCOUNTS. Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options must also be made in writing.

  To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account Shareholders may call to speak to a Retirement Plan Specialist at 1-800/527-2020.

  GENERAL. During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, Shareholders may wish to contact their dealer for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

  Neither the Fund nor the Transfer Agent will be liable for any losses resulting from the inability of a Shareholder to execute a telephone transaction. The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

                            MANAGEMENT OF THE FUND

  The Trust is managed by the Board of Trustees and all powers are exercised by or under authority of the Board. Information relating to the Trustees and Executive Officers of the Trust is set forth under the heading "Management of the Trust" in the SAI.

  INVESTMENT MANAGER. The Investment Manager of the Fund is Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over
4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager has an extensive global network of investment research sources. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee which, during the most recent fiscal year, represented 0.35% of its average daily net assets. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc., provides certain administrative facilities and services for the Fund, including payment of salaries of officers, supervision of the preparation of tax returns, preparation of financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Business Manager receives a monthly fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Funds included in the Trust (the Fund and Templeton Income Fund), reduced to 0.135% of such combined net assets in excess of $200 million, to 0.10% of such assets in excess of $700 million and to 0.075% of such assets in excess of $1,200 million.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  PLAN OF DISTRIBUTION. The Fund has a plan of distribution or "12b-1 Plan" under which it may reimburse FTD for its costs and expenses for activities primarily intended to result in the sale of Fund Shares. Expenditures by the Fund under the plan may not exceed 0.15% annually of the Fund's average daily net assets. Under the plan, costs and expenses not reimbursed in any one given quarter

(including costs and expenses not reimbursed because they exceeded the limit of 0.15% per annum of the Fund's average daily net assets) may be reimbursed in subsequent quarters or years, subject to applicable law. FTD has informed the Fund that the costs and expenses that may be reimbursable in future quarters or years were $13,173 (0.01% of its net assets) at August 31, 1995.

  EXPENSES. For the fiscal year ended August 31, 1995, expenses amounted to 0.99% of the Fund's average daily net assets. See the Expense Table for information regarding estimated expenses for the current fiscal year.

  BROKERAGE COMMISSIONS. The Investment Manager will place all orders for the purchase and sale of securities. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The capitalization of the Trust consists of an unlimited number of Shares of beneficial interest, par value $0.01 per Share. The Board of Trustees is authorized, in its discretion, to classify and allocate the unissued Shares of the Trust. Each Share entitles the holder to one vote.

  Shares for an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. No charge is made for the issuance of one certificate for all or some of the Shares purchased in a single order. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the shareholder or by the securities dealer.

  MEETINGS OF SHAREHOLDERS. The Trust is not required to hold regular annual meetings of Shareholders and may elect not to do so. The Trust will call a special meeting of Shareholders when requested to do so by Shareholders holding at least 10% of the Trust's outstanding Shares. In addition, the Trust is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Trustee or Trustees.

  Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees and officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

  DIVIDENDS AND DISTRIBUTIONS. The Fund's net investment income (consisting of interest accrued or discount earned less amortization of premium and estimated expenses) and net realized short-term gains is declared as a dividend daily, including weekends and holidays, immediately prior to the determination of net asset value, and is paid to Shareholders monthly. Dividends are declared and reinvested starting on the day after (whether or not a business day) the Shares are issued and including the day on which Shares are redeemed.

  Income dividends paid by the Fund on its Shares are automatically reinvested on the payable date in whole or fractional Shares of the Fund at net asset value as of the ex-dividend date, unless a Shareholder makes a written or telephonic request for payments in cash. Shareholders will receive a monthly summary of their accounts, including information as to dividends paid during the month and the Shares credited to the account through reinvestment of dividends.

  Distribution checks are forwarded by first-class mail to the address of record. The proceeds of any such checks which are not accepted by the addressee and returned to the Fund will be reinvested in the Shareholder's account in whole or fractional Shares at net asset value next computed after the check has been received by the Transfer Agent. Subsequent distributions will be reinvested automatically at net asset value as of the ex-dividend date in additional whole or fractional Shares.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which are expected to be treated as ordinary income in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 of the year in which such distributions were declared. The Fund will inform Shareholders each year of the amount and nature of income or gains distributed to them. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's federal income tax liability.

  INQUIRIES. Shareholders' inquiries will be answered promptly. They should be addressed to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030--telephone 1-800-632-2301. Transcripts of Shareholder accounts less than three-years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its yield, effective yield and/or total return in advertisements or reports to Shareholders or prospective investors. The Fund calculates current yield by annualizing the dividend for the most recent seven-day period and dividing by the net asset value on the last day of the period for which yield is presented. The Fund's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Fund's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine yield, effective yield and total return for the Fund, see "Yield and Performance Information" in the SAI.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on August 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semiannual reports (containing unaudited financial statements) are sent to Shareholders each year. To reduce the volume of mail sent to one household as well as to reduce Fund expenses, the Transfer Agent will attempt to identify related Shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Fund Information Department--telephone 1-800/DIAL BEN. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account and a year-end historical confirmation statement.

                    INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the Internal Revenue Service ("IRS").

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number ("SSN/TIN"), you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:

ACCOUNT TYPE              GIVE SSN OF               ACCOUNT TYPE                               GIVE TAXPAYER ID # OF
------------------------------------------------------------------------------------------------------------------------------------
 . Individual              Individual                . Trust, Estate, or Pension Plan Trust     Trust, Estate, or Pension Plan Trust
------------------------------------------------------------------------------------------------------------------------------------
 . Joint Individual        Actual owner of account,  . Corporation,  Partnership, or other      Corporation,  Partnership, or other
                          or if combined funds,       organization                             organization
                          the first-named individual
------------------------------------------------------------------------------------------------------------------------------------
 . Unif. Gift/Transfer     Minor                     . Broker nominee                           Broker nominee
  to Minor
------------------------------------------------------------------------------------------------------------------------------------
 . Sole Proprietor         Owner of business
------------------------------------------------------------------------------------------------------------------------------------
 . Legal Guardian          Ward, Minor, or Incompetent
------------------------------------------------------------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients generally include:

  A corporation                        A real estate investment trust

  A financial institution              A common trust fund operated by a bank
                                       under section 584(a)

  An organization exempt from tax      An entity registered at all times
  under section 501(a), or an          under the Investment Company
  individual retirement plan           Act of 1940

  A registered dealer in securities or
  commodities registered in the U.S.
  or a U.S. possession


IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your Federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. Generally, you are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not equal or exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that
(1) the taxpayer identification number you have given is correct, and (2) the IRS has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years. Only certifications that are in proper order will be treated as having been filed with the Fund.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

              FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that each Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to a Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected

___________________________ of _______________________________________________
            TITLE                                  CORPORATE NAME

a _________________________ organized under the laws of the State of ___________
    TYPE OF ORGANIZATION                                                STATE

and that the following is a true and correct copy of a resolution adopted by the Board of Directors at a meeting duly called and held on ________________________
                                                                   DATE

  RESOLVED, that the ________________________________________________ of this
                                     OFFICERS' TITLES

  Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds (R) or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

  FURTHER RESOLVED, that any of the following _______________ officers are
                                                   NUMBER
  authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

  FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME OF CORPORATION OR ASSOCIATION     DATE

Certified from minutes ___________________________________________________
                       NAME AND TITLE
                       CORPORATE SEAL (if appropriate)

The Franklin Templeton Group

Literature Request -- Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

TEMPLETON FUNDS                         Maryland                         FRANKLIN FUNDS SEEKING
American Trust                          Massachusetts***                 HIGH CURRENT INCOME
Americas Government Securities Fund     Michigan***                      AGE High Income Fund
Developing Markets Trust                Minnesota***                     German Government Bond Fund
Foreign Fund                            Missouri                         Global Government Income Fund
Global Infrastructure Fund              New Jersey                       Investment Grade Income Fund
Global Opportunities Trust              New York*                        U.S. Government Securities Fund
Greater European Fund                   North Carolina
Growth Fund                             Ohio***                          FRANKLIN FUNDS SEEKING HIGH CURRENT
Growth and Income Fund                  Oregon                           INCOME AND STABILITY OF PRINCIPAL
Income Fund                             Pennsylvania                     Adjustable Rate Securities Fund
Japan Fund                              Tennessee**                      Adjustable U.S. Government Securities Fund
Latin America Fund                      Texas                            Short-Intermediate U.S. Government Securities Fund
Money Fund                              Virginia
Real Estate Securities Fund             Washington**                     FRANKLIN FUNDS FOR NON-U.S. INVESTORS
Smaller Companies Growth Fund                                            Tax-Advantaged High Yield Securities Fund
World Fund                              FRANKLIN FUNDS                   Tax-Advantaged International Bond Fund
                                        SEEKING CAPITAL GROWTH           Tax-Advantaged U.S. Government Securities Fund
FRANKLIN FUNDS                          California Growth Fund
SEEKING TAX-FREE INCOME                 DynaTech Fund                    FRANKLIN TEMPLETON INTERNATIONAL
Federal Intermediate Term               Equity Fund                      FUNDS CURRENCY
Tax-Free Income Fund                    Global Health Care Fund          Global Currency Fund
Federal Tax-Free Income Fund            Gold Fund                        Hard Currency Fund
High Yield Tax-Free Income Fund         Growth Fund                      High Income Currency Fund
Insured Tax-Free Income Fund***         International Equity Fund
Puerto Rico Tax-Free Income Fund        Pacific Growth Fund              FRANKLIN MONEY MARKET FUNDS
                                        Real Estate Securities Fund      California Tax-Exempt Money Fund
FRANKLIN STATE-SPECIFIC FUNDS           Small Cap Growth Fund            Federal Money Fund
SEEKING TAX-FREE INCOME                                                  IFT U.S. Treasury Money Market Portfolio
Alabama                                 FRANKLIN FUNDS SEEKING           Money Fund
Arizona*                                GROWTH AND INCOME                New York Tax-Exempt Money Fund
Arkansas**                              Balance Sheet Investment Fund    Tax-Exempt Money Fund
California*                             Convertible Securities Fund
Colorado                                Equity Income Fund               FRANKLIN FUND FOR CORPORATIONS
Connecticut                             Global Utilities Fund            Corporate Qualified Dividend Fund
Florida*                                Income Fund
Georgia                                 Premier Return Fund              FRANKLIN TEMPLETON VARIABLE ANNUITIES
Hawaii**                                Rising Dividends Fund            Franklin Valuemark
Indiana                                 Strategic Income Fund            Franklin Templeton Valuemark Income
Kentucky                                Utilities Fund                   Plus (an immediate annuity)
Louisiana

Toll-free 1-800-DIAL BEN (1-800-342-5236)

* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of municipal securities, and a high yield portfolio
    (CA).

** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

*** Portfolio of insured municipal securities.

                                     NOTES
                                     ----

                                     NOTES
                                     ----

--------------------------------------------------------------------------------

 TEMPLETON MONEY FUND

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Shareholder Services
 1-800-632-2301

 Fund Information
 1-800/DIAL BEN

 Institutional Services
 1-800-321-8563

 Dealer Services
 1-800-524-4040

 Retirement Plan Services
 1-800-527-2020

 This Prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus. Further information may be obtained from the Principal Underwriter.

--------------------------------------------------------------------------------


[RECYCLING LOGO APPEARS HERE]

TL407 P 1/96

                                   TEMPLETON
                                   MONEY
                                   FUND

                                   Prospectus

                                   January 1, 1996


[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

REGISTRATION--PLEASE PRINT

INSTRUCTIONS FOR COMPLETING APPLICATION
-------------------------------------------------------------------------------
Please follow these instructions to establish your account. If you have a question please call toll free 1-800-354-9191.

    Please note that you are required to send a completed application, including the appropriate tax identification number, and that the application must be received before withdrawal instructions can be accepted.
    TWO WAYS TO INVEST
1)  By Mail -- Complete the application and mail it with your check to:
     Templeton Money Fund
     P.O. Box 33031
     St. Petersburg, FL 33733-8031

2) By Wire -- If your initial investment is being made by wire, please call us at our toll free number for instructions. Federal Funds should be wired to:
    Chase Manhattan Bank, New York , NY
    Account No 910-2-581015
    Re: Templeton Money Fund
    Account of: (your account as it will be registered)

====================================================================================================================================
TEMPLETON MONEY FUND                                                           (FTD USE ONLY)
700 CENTRAL AVENUE/P.O. BOX 33031, ST. PETERSBURG, FLORIDA 33733-8031         ======================================================
                                                                               NEW ACCOUNT APPLICATION
                                                                               For initial investment only (DO NOT USE FOR TEMPLETON
                                                                               PROTOTYPE KEOGH OR IRA PLANS. REQUEST SEPARATE
PLEASE FILL OUT AND SIGN BOTH SIDES OF THIS FORM                               APPLICATIONS.)
====================================================================================================================================
IF YOU NEED ASSISTANCE IN COMPLETING THIS APPLICATION, PLEASE CALL TOLL FREE, 1-800-354-9191.
------------------------------------------------------------------------------------------------------------------------------------
Enclosed is my check, payable to Templeton Money Fund, for $ ____________________ ($500 minimum for initial investment and $25 minimum for subsequent investments) to purchase shares of the Fund.
====================================================================================================================================
FOR WIRED
FUNDS ONLY        Amount $________ Date of wired investment from your bank _______________________________________________, 19__
====================================================================================================================================
INDIVIDUAL        1. Individual       [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]   [_][_][_][_][_][_][_][_][_]
USE LINE 1                                 First Name              Initial       Last Name                     Soc. Sec. No.

JOINT TENANTS     2. Joint Tenants    [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]   [_][_][_][_][_][_][_][_][_]
USE LINES 1 & 2                            First Name              Initial       Last Name                     Soc. Sec. No.
                  "Joint Tenants with Right of Survivorship and not as Tenants in Common" (Unless Otherwise Specified)

GIFTS/TRANSFERS   3. Gifts/Transfers  [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]   [_][_][_][_][_][_][_][_][_]
TO MINORS            to Minors        Custodian's Name (Only One Can Be Named)                             Minor's Soc. Sec. No.
USE LINE 3
                                      [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
                                      Minor's Name (Only One)

                                      Under the __________________________________  Uniform Gifts/Transfers to Minors Act
                                                        State of Residence
====================================================================================================================================
CITIZEN OF        United States    [_] Yes      [_] No         [_] Resident of: ___________________________________________
====================================================================================================================================
CORPORATIONS,
TRUSTS,           4. Corporations, Trusts, etc. [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
OR OTHER
FIDUCIARIES       ________________________________  [_][_][-][_][_][_][_][_][_][_][_]  [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
USE LINE 4        Date of Trust Instrument          Tax I.D. No.                       Name of Beneficiary (If to Be Included in
                                                                                       Registration)

                  [_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_][_]
                  Name of Trustees (If to Be Included in Registration)
====================================================================================================================================
ADDRESS
                  ____________________________________________________________   (________) ________________________________________
                  Street                                                          Area Code          Business Hours Phone

                  __________________________________________________________________________________________________________________
                  City, State, Zip
====================================================================================================================================

DIVIDENDS     All dividends to be paid in additional shares, credited monthly.
================================================================================

SYSTEMATIC    To receive fixed payments  [_] Monthly   [_] Quarterly  [_] Semi-
WITHDRAWAL    Annually   [_] Annually of $50 or more, check one box and indicate
PLAN          dollar amount $____________________. (For accounts with balance of
              $10,000 or more.)
================================================================================
                           - - - - - - - - - - - - - - - - - - - - - - - - - - -
SIGNATURE CARD               Account Number   TEMPLETON MONEY FUND   Signature
FOR CHECK WRITING SERVICE                     First Union National   Card
(See reverse side for                            Bank of Florida
terms and conditions)      =====================================================
                            Account Name(s) -- same as Shareholder Account
                             Registration

                           -----------------------------------------------------
                            AUTHORIZED    1. ___________________________________
                            SIGNATURE(S): 2. ___________________________________
Please fill out this card                 3. ___________________________________
if you elect the                          4. ___________________________________
Check-Writing Service.
It is similar to the                      [_] Check if all parties to the
card you must complete                        account must sign the check.
when opening a checking                   [_] Check if combination of       [_]
account with any bank.                        signatures is required and
Please make certain that                      specify number in box.
all authorized persons
have signed.

IMPORTANT!                     In signing this signature card, the signature(s)
                               signifies his/her or their agreement to be
PLEASE COMPLETE REVERSE        subject to the rules and regulations of First
SIDE FOR THE TELEPHONE         Union National Bank of Florida pertaining thereto
REDEMPTION SERVICE AND         and as amended from time to time.
ALL SIGNATURES.
---
                               SUBJECT TO CONDITIONS PRINTED ON THE REVERSE SIDE

Rev. 3/94

================================================================================
TELEPHONE EXCHANGE SERVICE
-------------------------------------------------------------------------------
  I/We accept Telephone Exchange Privileges between all Franklin Templeton Funds so qualified for all accounts with the identical registration/ownership. I/We acknowledge that I/we are subject to certain specific restrictions, complete details of which are described in the Fund's Prospectus, which I/we have received and read. I/We DO NOT want Telephone Exchange Privileges -- please check box [_]
================================================================================
EXPEDITED TELEPHONE REDEMPTION -- COMMERCIAL BANK WIRE INSTRUCTIONS (MINIMUM, $1,000)
-------------------------------------------------------------------------------
If this service is requested the Fund will, upon receipt of telephone or telegraph instructions, redeem shares and wire the proceeds of the redemption as indicated. The shareholder agrees that the Transfer Agent will forward the proceeds of an expedited redemption in accordance with the Fund's Prospectus. Deposit to COMMERCIAL BANK ACCOUNT ONLY with the identical registration of this account (Bank Wires are subject to a $15.00 bank fee).

--------------------------------------  ---------------------------------------
Name on Bank Account                    Address of Bank

--------------------------------------  ---------------------------------------
Bank Account Number                     City            State             Zip

--------------------------------------  ABA Routing
Name of Bank                            Number _______________________

+ IMPORTANT -- A NEW FORM MUST BE EXECUTED IF THESE INSTRUCTIONS ARE CHANGED +
================================================================================

CHECK WRITING SERVICE -- TERMS AND CONDITIONS
-------------------------------------------------------------------------------
Pursuant to this request, the Agent will establish a checking account for the shareholder. Upon presentation of a check to the Agent for payment, the Fund will redeem shares from the shareholder's account sufficient to cover the amount of the check. Checks in amounts less than $500 or more than $500,000 will not be honored. The shareholder agrees that: 1) the Agent will return unpaid and marked "Non-Sufficient Funds" any check the amount of which exceeds the value of the shareholder's account at the time of presentation; 2) the Agent will not make payment on any check if the shares being redeemed to make such payment had been purchased by check within the previous 15 days and that any such check drawn on such uncollected funds will be returned marked "Non-Sufficient Funds"; 3) the Fund and/or its agents will not be liable for any loss, expense or cost arising out of check redemptions; and 4) the account will be subject to the Agent's rules and regulations governing checking accounts. In addition, if there is more than one shareholder owning an interest in the account, and if the shareholders authorize, in signing the signature card, checks to be signed by less than all of the owners of such account, then all shareholders owning an interest in the account agree that shares sufficient to cover the amount of such check may be redeemed upon presentation of a check signed by such authorized owners.
  The Agent has reserved the right to change, modify or terminate this checking account privilege at any time.
================================================================================

SIGNATURE AND TAX CERTIFICATIONS -- ALL REGISTERED OWNERS MUST SIGN APPLICATION
--------------------------------------------------------------------------------
  The Fund reserves the right to refuse to open an account without either a certified Taxpayer Identification Number ("TIN") or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or to your liability to qualify for treaty withholding rules.
  I am(We are) not subject to backup withholding because I(we) have not been notified by the IRS that I am(we are) subject to backup withholding as a result of a failure to report all interest or dividends or because the IRS has notified me(us) that I am(we are) no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)
[_] The number shown above is my(our) correct TIN, or that of the Minor named in
    Line 3.
[_] Awaiting TIN, I am(We are) waiting for a number to be issued to me(us).
    I(We) understand that if I(we) do not provide a TIN to the Fund within 60 days the Fund is required to commence 31% backup withholding until I(we) provide a certified TIN.
[_] Exempt Recipient. Individuals cannot be exempt. Check this box only after reading the instructions to see whether you qualify as an exempt recipient. (You should still provide a TIN.)
[_] Exempt Foreign Person. Check this box only if the following statement applies: "I am(we are) neither a citizen nor a resident of the United States. I(we) certify to the best of my(our) knowledge and belief, I(we) qualify as an exempt foreign person and/or entity as described in the instructions."
    Permanent address for tax purposes:_________________________________________
                                       Street Address                      City
    ____________________________________________________________________________
    State              County                          Postal Code

PLEASE NOTE; The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above. CERTIFICATION-Under the penalties of perjury, I(we) certify that (1) the information provided on this application is true, correct and complete, (2) I(we) have read the prospectus for the Fund in which I am(we are) investing and agree to the terms thereof, and
(3) I am(we are) of legal age or an emancipated minor.

X                                       X
______________________________________  _______________________________________
Signature                               Signature
X                                       X
______________________________________  _______________________________________
Signature                               Signature
Please make a photocopy of this application for your records
================================================================================

BROKER/DEALER USE ONLY (PLEASE PRINT)
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase         Templeton Dealer #
of shares of the Fund indicated in accordance with the
terms of our selling agreement with Franklin Templeton     ---------------------
Distributors, Inc., and with the Prospectus for the Fund.

WIRE ORDER ONLY: The attached check for $ ___________ should be applied against wire order
                 Confirmation Number ________ Dated _________ For _____ Shares.

Securities Dealer Name _________________________________________________________

Main Office Address ____________________________________________________________

Branch # ___________  Rep # ______________   Representative Name _______________

Branch Address _________________________________  Telephone Number (___) _______

Authorized Signature, Securities Dealer _______________  Title _________________
--------------------------------------------------------------------------------
ACCEPTED: Franklin Templeton Distributors, Inc.
                           By ______________________________  Date ____________

================================================================================

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

  THE PAYMENT OF FUNDS IS AUTHORIZED BY THE SIGNATURE(S) APPEARING ON THE REVERSE SIDE.

  If this card is signed by more than one person, all checks will require only one of the signatures appearing exactly as on the reverse side unless otherwise indicated. Each signator guarantees the genuineness of the other's signature. The Powers of Attorney granted hereby shall not be affected by any subsequent disability or incapacity on the part of any Depositor. Checks may not be for less than $500 or more than $500,000.

  First Union National Bank of Florida is hereby appointed agent by the person(s) signing this card (the "Depositor(s)") and as agent, is authorized and directed to present checks drawn on this checking account to the Fund ("Account") or its redemption agent as requests to redeem shares of the Account registered in the name of the Depositor(s) in the amount of such checks and to deposit the proceeds of such redemptions in this checking account. The Agent shall be liable only for its own negligence.

  Depositor(s) hereby authorizes the Account or its redemption agent to honor redemption requests presented in the above manner by the Agent. The Account and its redemption agent will not be liable for any loss, expense, cost or damage arising out of check redemptions. Shares of the Account which were purchased by check within fifteen (15) calendar days will not be redeemed. The Agent has the right not to honor checks in amounts exceeding the value of the Depositor(s) shareholder account at the time the check is presented for payment.

  The Agent reserves the right to change, modify or terminate this checking account at any time upon notification mailed to the address of record of the Depositor(s).

                             TEMPLETON INCOME TRUST


        THIS STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 1996,
         IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE
          PROSPECTUSES OF TEMPLETON INCOME FUND DATED JANUARY 1, 1996,
                AND TEMPLETON MONEY FUND DATED JANUARY 1, 1996,
                EACH AS AMENDED FROM TIME TO TIME, WHICH MAY BE

                  OBTAINED WITHOUT CHARGE UPON REQUEST TO THE
         PRINCIPAL UNDERWRITER, FRANKLIN TEMPLETON DISTRIBUTORS, INC.,

                       700 CENTRAL AVENUE, P.O. BOX 33030
                       ST. PETERSBURG, FLORIDA 33733-8030
                       TOLL FREE TELEPHONE: 800/DIAL BEN


                               TABLE OF CONTENTS


General Information and History.......................1
Investment Objectives and Policies....................2

 -Investment Policies.................................2
 -Repurchase Agreements...............................2
 -Debt Securities.....................................2
 -Structured Investments..............................4
 -Futures Contracts...................................5
 -Options on Securities, Indices
    and Futures.......................................5
 -Foreign Currency Hedging Transactions...............8
 -Investment Restrictions.............................9
 -Risk Factors.......................................12
 -Trading Policies...................................16
 -Personal Securities Transactions...................17
Management of the Trust..............................17
Trustee Compensation.................................23
Principal Shareholders...............................24
Investment Management and Other
  Services...........................................24
 -Investment Management Agreements...................24
 -Management Fees....................................26
 -The Templeton Global Bond Managers

  Division of Templeton Investment

  Counsel, Inc.......................................27



 Business Manager....................................27
 -Custodian and Transfer Agent.......................29
 -Legal Counsel......................................29
 -Independent Accountants............................29
 -Reports to Shareholders............................30
Brokerage Allocation.................................30
Purchase, Redemption and Pricing of
  Shares.............................................33
 -Ownership and Authority
    Disputes.........................................35
 -Tax-Deferred Retirement Plans......................35
 -Letter of Intent...................................36
 -Special Net Asset Value Purchases..................38
 -Redemptions in Kind................................39
Tax Status...........................................39
Principal Underwriter................................45
Yield and Performance Information....................48
Description of Shares................................52
Financial Statements.................................53
Appendix

  Corporate Bond and Commercial
    Paper Ratings.....................................i
                        GENERAL INFORMATION AND HISTORY

         Templeton Income Trust (the "Trust") was organized as a Massachusetts business trust on June 16, 1986, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company with two series of Shares: Templeton Income Fund, a non-diversified fund ("Income Fund") and Templeton Money Fund, a diversified fund ("Money Fund") (collectively, the "Funds").

                       INVESTMENT OBJECTIVES AND POLICIES

         INVESTMENT POLICIES. The investment objective and policies of each Fund are described in each Fund's Prospectus under the heading "General Description--Investment Objective and
Policies."

         REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Templeton Global Bond Managers Division of Templeton Investment Counsel, Inc. (the
"Investment Manager") will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. A Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board of Trustees, I.E., banks or broker-dealers which have been determined by the Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

         DEBT SECURITIES. Income Fund may invest in debt securities which are rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). See the Appendix for a description of the S&P and Moody's ratings. As an operating policy, Income Fund will invest no more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in Income Fund's net asset value.

         Although they may offer higher yields than do higher rated securities, high risk, low rated debt securities (commonly referred to as "junk bonds") and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish Income Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for each Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of Income Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if Income Fund were investing in higher rated securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, Income Fund may incur additional expenses seeking recovery.

         Income Fund may accrue and report interest income on high yield bonds, such as zero coupon bonds or pay-in-kind securities, even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, and to be relieved of federal tax liabilities, Income Fund must distribute substantially all of its net income and gains to Shareholders (see "Tax Status") generally on an annual basis. Income Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash in order to satisfy the distribution requirement.

         STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which Income Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which Income Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

         Income Fund is permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although the Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, Income Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act. Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

         FUTURES CONTRACTS. Income Fund may purchase and sell financial futures contracts. Currently, futures contracts are available on several types of fixed-income securities including:
U.S. Treasury bonds, notes and bills, commercial paper and certificates of deposit.


         Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

         Income Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

         At the time Income Fund purchases a futures contract, an amount of cash, U.S. Government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with Income Fund's custodian. When selling a stock index futures contract, Income Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, Income Fund may "cover" its position by owning the instruments underlying the contract or, in the case of a stock index futures contract, owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting Income Fund to purchase the same futures contract at a price no higher than the price of the contract written by Income Fund (or at a higher price if the difference is maintained in liquid assets with Income Fund's custodian).

         OPTIONS ON SECURITIES, INDICES AND FUTURES. Income Fund may write covered put and call options and purchase put and call options on securities, securities indices and futures contracts that are traded on United States and foreign exchanges and in the over-the-counter markets.

         An option on a security or a futures contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security or futures contract (in the case of a call option) or to sell a specified security or futures contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Income Fund may write a call or put option only if the option is "covered." A call option on a security or futures contract written by Income Fund is "covered" if Income Fund owns the underlying security or futures contract covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security or futures contract is also covered if Income Fund holds a call on the same security or futures contract and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by Income Fund in cash or high grade U.S. Government securities in a segregated account with its custodian. A put option on a security or futures contract written by Income Fund is "covered" if Income Fund maintains cash or fixed income securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security or futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         Income Fund will cover call options on securities indices that it writes by owning securities whose price changes, in the opinion of the Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where Income Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index. In that event, Income Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. Income Fund will cover put options on securities indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

         Income Fund will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index or futures contract on which Income Fund has written a call option falls or remains the same, Income Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index or futures contract rises, however, Income Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, Income Fund assumes the risk of a decline in the underlying security, index or futures contract. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index or futures contract, writing covered put options will increase Income Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         Income Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, Income Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of Income Fund's investments does not decline as anticipated, or if the value of the option does not increase, its loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index or futures contract and the changes in value of Income Fund's security holdings being hedged.

         Income Fund may purchase call options on individual securities or futures contracts to hedge against an increase in the price of securities or futures contracts that it anticipates purchasing in the future. Similarly, Income Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when Income Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, Income Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index or futures contract does not rise.

         There can be no assurance that a liquid market will exist when Income Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although Income Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by Income Fund, as well as the cover for options written by Income Fund, are considered not readily marketable and are subject to the Trust's limitation on investments in securities that are not readily marketable. See "Investment Objectives and Policies --Investment Restrictions."

         FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, Income Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. Income Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         Income Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to Income Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Income Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when Income Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with Income Fund's forward foreign currency transactions, an amount of its assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, Income Fund will always have cash, cash equivalents or high quality debt securities available in an amount sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, Income Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for Income Fund than if it had not engaged in such contracts.

         Income Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and Income Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to its position, Income Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by Income Fund will be traded on U.S. and foreign exchanges or over-the-counter.

         Income Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of Income Fund's portfolio securities or adversely affect the prices of securities that Income Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Investment Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, Income Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

         INVESTMENT RESTRICTIONS. The Funds have imposed upon themselves certain investment restrictions which, together with their investment objectives, are fundamental policies except as otherwise indicated. No changes in a Fund's investment objectives or investment restrictions (except those which are not fundamental policies) can be made without the approval of the Shareholders of that Fund. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (1) 67% or more of that Fund's Shares present at a Shareholders' meeting at which more than 50% of the outstanding Shares are present or represented by proxy or (2) more than 50% of the outstanding Shares of that Fund.

         In accordance with these restrictions, each Fund will not:


         1. Invest in real estate or mortgages on real estate (although the Funds may invest in marketable securities secured by real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except futures contracts as described in Income Fund's Prospectus)

                          .


         2. Purchase or retain securities of any company in which Trustees or officers of the Trust or of the Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Invest in any company for the purpose of exercising control or management.

         4. Act as an underwriter; issue senior securities; or purchase on margin or sell short, except that Income Fund may make margin payments in connection with futures, options and currency transactions. Money Fund may not write or buy puts, calls, straddles or spreads.

         5. Loan money, except that a Fund may purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness.

         6. Invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

         7. Invest more than 15% of its total assets in securities of foreign companies that are not listed on a recognized United States or foreign securities exchange, including no more than 5% of its total assets in restricted securities and no more than 10% of its total assets in restricted securities and other securities (including repurchase agreements having more than seven days remaining to maturity) which are not restricted but which are not readily marketable (I.E., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

         8. Invest more than 25% of its total assets in a single industry, except that Money Fund may invest in obligations issued by domestic banks (including certificates of deposit, bankers' acceptances and commercial paper) without regard to this limitation.


         9. Borrow money, except that Income Fund may borrow money in amounts up to 30% of the value of that Fund's net assets. In addition, neither Fund may pledge, mortgage or hypothecate its assets for any purpose, except that Income Fund may do so to secure such borrowings and then only to an extent not greater than 15% of its total assets. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets.




         10. Participate on a joint or a joint and several basis in any trading account in securities. (See "Investment Objectives and Policies -- Trading Policies" as to transactions in the same securities for the Funds and other Templeton Funds and clients.)

         11. Invest more than 5% of its net assets in warrants whether or not listed on the New York or American Stock Exchanges, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

         In addition to the above restrictions, Money Fund will not invest more than 5% of its total assets in the securities of any one issuer (exclusive of U.S. Government securities) or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities.

         Whenever any investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of a Fund's acquisition of such security or property. The investment restrictions do not preclude either Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to a Fund by the issuer, unless such purchase would result in a violation of restrictions 7 or 8.

         RISK FACTORS. Income Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Income Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict Income Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in

Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         In addition, many countries in which Income Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, Income Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Income Fund Shareholders.


         Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (a) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (c) pervasiveness of corruption and crime in the Russian economic system; (d) currency exchange rate volatility and the lack of available currency hedging instruments; (e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (f) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on Income Fund's ability to exchange local currencies for U.S. dollars; (g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (h) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(i) dependency on exports and the corresponding importance of international trade; (j) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (k) possible difficulty in identifying a purchaser of securities held by Income Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for Income Fund to lose its registration through fraud, negligence or even mere oversight. While Income Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for Income Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent Income Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by Income Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.


         Income Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent Income Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

         Income Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that Fund. Through Income Fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places Income Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         The  Trustees   consider  at  least  annually  the  likelihood  of  the
imposition by any foreign government of exchange control restrictions which would affect the liquidity of Income Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. ^The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services --Custodian and Transfer Agent"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, any losses resulting from the holding of Income Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.


         Income Fund's ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. Income Fund intends to purchase or sell futures and related options only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options and movements in the prices of the securities being hedged. Successful use of futures and related options by Income Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

         Additional risks may be involved with Income Fund's special investment techniques, including loans of portfolio securities and borrowing for investment purposes. These risks are described under the heading "Investment Techniques" in the Prospectus.


         TRADING POLICIES. The Investment Manager and its affiliated companies serve as investment adviser to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions in certain countries may be negotiated below those otherwise chargeable.

         Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

         PERSONAL SECURITIES TRANSACTIONS. Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance;
(2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

                            MANAGEMENT OF THE TRUST

         The name, address, principal occupation during the past five years and other information with respect to each of the Trustees and Principal Executive Officers of the Trust are as follows:

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE

HARRIS J. ASHTON
Metro Center, 1 Station
  Place
Stamford, Connecticut
  Trustee

Chairman of the Board, president
and chief executive officer of
General Host Corporation (nursery
and craft centers); and a director
of RBC Holdings (U.S.A.) Inc. (a
bank holding company) and Bar-S
Foods.  Age 63.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE YEARS

NICHOLAS F. BRADY*
The Bullitt House
102 East Dover Street
Easton, Maryland
  Trustee

Chairman of Templeton Emerging Markets Investment Trust PLC; chairman of Templeton Latin America Investment Trust PLC; chairman of Darby Overseas Investments, Ltd. (an investment firm) (1994- present); director of the Amerada Hess Corporation, Capital Cities/ABC, Inc., Christiana Companies, and the H.J. Heinz Company; Secretary of the United States Department of the Treasury
(1988-January 1993); and chairman of the board of Dillon, Read & Co. Inc. (investment banking) prior thereto. Age 65.


F. BRUCE CLARKE
19 Vista View Blvd.
Thornhill, Ontario
  Trustee
Retired; formerly, credit adviser,
National Bank of Canada, Toronto.

Age 85.


HASSO-G VON DIERGARDT-NAGLO
R.R. 3
Stouffville, Ontario
  Trustee

Farmer; and president of Clairhaven
Investments, Ltd. and other private
investment companies.  Age 79.




S. JOSEPH FORTUNATO
200 Campus Drive
Florham Park, New Jersey
  Trustee
Member of the law firm of Pitney,

Hardin, Kipp & Szuch; and a
director of General Host
Corporation.  Age 63.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE YEARS



JOHN Wm. GALBRAITH
360 Central Avenue
Suite 1300
St. Petersburg, Florida
  Trustee

President of Galbraith Properties,
Inc. (personal investment company);
director of Gulfwest Banks, Inc.
(bank holding company) (1995-
present) and Mercantile Bank (1991-
present); vice chairman of
Templeton, Galbraith & Hansberger
Ltd. (1986-1992); and chairman of
Templeton Funds Management, Inc.
(1974-1991). Age 74.


ANDREW H. HINES, JR.
150 2nd Avenue N.
St. Petersburg, Florida
  Trustee Consultant of the Triangle Consulting Group; chairman of the board and chief executive officer of Florida Progress Corporation (1982-February 1990) and director of various of its subsidiaries; chairman and director of Precise Power Corporation; executive-in-residence of Eckerd College (1991- present); and a director of Checkers Drive-In Restaurants, Inc.

Age 72.


CHARLES B. JOHNSON*
777 Mariners Island Blvd.
San Mateo, California
  Chairman of the Board
  and Vice President


President, chief executive officer, and director of Franklin Resources, Inc.; chairman of the board and director of Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; director of Franklin Administrative Services, Inc., General Host Corporation and Templeton Global Investors, Inc.; and officer and director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin and of 55 of the investment companies in the Franklin Templeton Group. Age 62.




BETTY P. KRAHMER
2201 Kentmere Parkway
Wilmington, Delaware
  Trustee
Director or trustee of various
civic associations; formerly,
economic analyst, U.S. Government.

Age 66.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE YEARS


GORDON S. MACKLIN
8212 Burning Tree Road
Bethesda, Maryland
  Trustee


Chairman of White River Corporation (information services); director of Fund America Enterprises Holdings, Inc., Lockheed Martin Corporation, MCI Communications Corporation, Fusion Systems Corporation, Infovest Corporation, and Medimmune, Inc.; and formerly held the following position: chairman of Hambrecht and Quist Group; director of H&Q Healthcare Investors; and president of the National Association of Securities Dealers, Inc. Age 67.


FRED R. MILLSAPS
2665 NE 37th Drive
Fort Lauderdale, Florida
  Trustee
Manager of personal investments (1978-present); chairman and chief executive officer of Landmark Banking Corporation (1969-1978); financial vice president of Florida Power and Light (1965-1969); vice president of The Federal Reserve Bank of Atlanta (1958-1965); and a director of various other business and nonprofit organizations.

Age 66.


SAMUEL J. FORESTER, JR.
500 East Broward Blvd.
Fort Lauderdale, Florida
  President

President of the Templeton Global Bond Managers Division of Templeton Investment Counsel, Inc.; president or vice president of other Templeton Funds; founder and partner of Forester, Hairston Investment Management (1989-1990); managing director (Mid-East Region) of Merrill Lynch, Pierce, Fenner & Smith Inc. (1987-1988); and an advisor for Saudi Arabian Monetary Agency (1982-1987). Age 47.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE YEARS

MARK G. HOLOWESKO
Lyford Cay
Nassau, Bahamas
  Vice President
President and director of

Templeton Global Advisors Limited; director of global equity research for Templeton Worldwide, Inc.; vice president of the Templeton Funds; formerly, investment administrator with Roy West Trust Corporation (Bahamas) Limited (1984-1985). Age 35.


MARTIN L. FLANAGAN
777 Mariners Island Blvd.
San Mateo, California

  Vice President Senior vice president, treasurer and chief financial officer of Franklin Resources, Inc.; director and executive vice president of Templeton Investment Counsel, Inc.; director, president, and chief executive officer of Templeton Global Investors, Inc.; director or trustee and president or vice president of the Templeton Funds; accountant with Arthur Andersen & Company (1982-1983); and a member of the International Society of Financial Analysts and the American Institute of Certified Public Accountants. Age 35.


JOHN R. KAY
500 East Broward Blvd.
Fort Lauderdale, Florida

  Vice President Vice president of the Templeton Funds; vice president and treasurer of Templeton Global Investors, Inc. and Templeton Worldwide, Inc.; assistant vice president of Franklin Templeton Distributors, Inc.; formerly, vice president and controller of the Keystone Group, Inc. Age 55.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE YEARS

NEIL S. DEVLIN
500 East Broward Blvd.
Fort Lauderdale, Florida

  Vice President Senior vice president, Portfolio Management/Research, of the Templeton Global Bond Managers division of Templeton Investment Counsel, Inc.; formerly, portfolio manager and bond analyst for Constitutional Capital Management (1985-1987); bond trader and research analyst for Bank of New England (1982-1985). Age 38.

THOMAS J. LATTA
500 East Broward Blvd.
Fort Lauderdale, Florida
 Vice President Vice president of the Templeton Global Bond Managers division of Templeton Investment Counsel, Inc.; vice president of various Templeton Funds;
formerly, portfolio manager, Forester & Hairston (1988-1991); investment adviser, Merrill Lynch, Pierce, Fenner & Smith Incorporated (1981-1988). Age 35.


THOMAS M. MISTELE
700 Central Avenue
St. Petersburg, Florida
  Secretary





Senior vice president of Templeton Global Investors, Inc.; vice president of Franklin Templeton Distributors, Inc.; secretary of the Templeton Funds; formerly, attorney, Dechert Price & Rhoads (1985-1988) and Freehill, Hollingdale & Page (1988); and judicial clerk, U.S. District Court (Eastern District of Virginia) (1984-1985). Age 42.


JAMES R. BAIO
500 East Broward Blvd.
Fort Lauderdale, Florida

  Treasurer Certified public accountant; treasurer of the Templeton Funds; senior vice president of Templeton Worldwide, Inc., Templeton Global Investors, Inc., and Templeton Funds Trust Company; formerly, senior tax manager with Ernst & Young (certified public accountants) (1977-1989). Age 41.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH TRUST                                   DURING PAST FIVE YEARS





JEFFREY L. STEELE
1500 K Street, N.W.
Washington, D.C.
  Assistant Secretary
Partner, Dechert Price & Rhoads.

Age 50.


--------------------


* These Trustees are "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Brady and Franklin Resources, Inc. are limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February, 1994, and is Chairman and a shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton, Galbraith & Hansberger, Ltd. are limited partners of Darby

         Emerging Markets Fund, L.P.^

         There are no family relationships between any of the Trustees.

                              TRUSTEE COMPENSATION

         All of the Trust's Officers and Trustees also hold positions with other investment companies in the Franklin Templeton Group. No compensation is paid by the Trust to any officer or Trustee who is an officer, trustee or employee of the Investment Manager or its affiliates. Each Templeton Fund pays its independent directors and trustees and Mr. Brady an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, ^the Trust currently pays the independent Trustees and Mr. Brady an annual retainer of $2,500 and a fee of $200 per meeting attended of the Board and its Committees. The independent Trustees and Mr. Brady are reimbursed for any expenses incurred in attending meetings, paid pro rata by each Franklin Templeton Fund in which they serve. No pension or retirement benefits are accrued as part of Trust expenses.

         The following table shows the total compensation paid to the Trustees by the Trust and by all investment companies in the Franklin Templeton Group^:

                                                                 Number of                      Total Compensation
                                    Aggregate                Franklin Templeton                 from all Funds in
Name of                            Compensation              Fund Boards on which               Franklin Templeton

TRUSTEE                            FROM THE FUND*            TRUSTEE SERVES                         GROUP**

Harris J. Ashton                 $     2,975                         57                        $       327,925
Nicholas F. Brady                      2,975                         24                                 98,225
F. Bruce Clarke                        2,975                         20                                 83,350
Hasso-G von Diergardt-Naglo            2,975                         20                                 77,350
S. Joseph Fortunato                    2,975                         59                                344,745
John Wm. Galbraith                       825                          3                                 70,100
Andrew H. Hines, Jr.                   2,975                         24                                106,325
Betty P. Krahmer                       2,975                         24                                 93,475
Gordon S. Macklin                      2,975                         54                                321,525
Fred R. Millsaps                       2,975                         24                                104,325




*        For the fiscal year ended August 31, 1995.
**       For the calendar year ended December 31, 1995.



                             PRINCIPAL SHAREHOLDERS


         As of December 1, 1995, there were 20,479,601 Shares of Income Fund outstanding, of which 1,494 Shares (0.007%) were owned beneficially by all the Trustees and officers of the Trust as a group As of December 1, 1995, there were 179,674,450 Shares of Money Fund outstanding, of which 364,954 Shares (0.203%) were owned beneficially by all the Trustees and officers of the Trust as a group. As of December 1, 1995, to the knowledge of management, no person owned beneficially, directly or indirectly, 5% or more of either Fund's outstanding Shares, except Madhatter, c/o Security Trust, owned 19,118,387 Shares of Money Fund (10% of Money Fund's outstanding Shares).


                    INVESTMENT MANAGEMENT AND OTHER SERVICES


         INVESTMENT MANAGEMENT AGREEMENTS. The Investment Manager of each Fund is the Templeton Global Bond Managers division of Templeton Investment Counsel, Inc., a Florida corporation with offices located at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Management Agreements, dated October 30, 1992, relating to Income Fund and Money Fund were approved by the Shareholders of each Fund on October 30, 1992, were last approved by the Board of Trustees, including a majority of the Trustees who were not parties to the Agreements or interested persons of any such party, at a meeting on December 5, 1995, and will run through December 31, 1996. The Investment Management Agreements continues from year to year subject to approval annually by the Board of Trustees or by vote of a majority of the outstanding Shares of each Fund (as defined in the 1940 Act) and also, in either event, with the approval of a majority of those Trustees who are not parties to the Agreements or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.


         Each Investment Management Agreement requires the Investment Manager to manage the investment and reinvestment of each Fund's assets. The Investment Manager is not required to furnish any personnel, overhead items or facilities for the Funds, including daily pricing or trading desk facilities, although such expenses are paid by investment advisers of some other investment companies.

         Each Investment Management Agreement provides that the Investment Manager will select brokers and dealers for execution of each Fund's portfolio transactions consistent with the Trust's brokerage policies (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policies incidentally may help reduce the expenses of or otherwise benefit the Investment Manager and other investment advisory clients of the Investment Manager and of its affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Manager's fee is not reduced by any offset arrangement by reason thereof.


         When the Investment Manager determines to buy or sell the same security for a Fund that the Investment Manager or certain of its affiliates have selected for one or more of the Investment Manager's other clients or for clients of its affiliates, the orders for all such securities trades may be placed for execution by methods determined by the Investment Manager, with approval by the Board of Trustees, to be impartial and fair, in order to seek good results for all parties. See "Investment Objectives and Policies -- Trading Policies." Records of securities transactions of persons who know when orders are placed by a Fund are available for inspection at least four times annually by the Compliance Officer of the Trust so that the non-interested Trustees (as defined in the 1940 Act) can be satisfied that the procedures are generally fair and equitable to all parties.

         The Investment Manager also provides management services to numerous other investment companies or funds and accounts pursuant to management agreements with each fund or account. The Investment Manager may give advice and take action with respect to any of the other funds and accounts it manages, or for its accounts, which may differ from action taken by the Investment Manager on behalf of a Fund. Similarly, with respect to a Fund, the Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund or account. Furthermore, the Investment Manager is not obligated to refrain from investing in securities held by a Fund or other funds or accounts which it manages or administers. Of course, any transactions for the accounts of the Investment Manager and other access persons will be made in compliance with the Trust's Code of Ethics.


         Each Investment Management Agreement provides that the Investment Manager shall have no liability to the Trust, a Fund or any Shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Investment Manager of its duties under the Agreement, except liability resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part or reckless disregard of its duties under the Agreement. Each Investment Management Agreement will terminate automatically in the event of its assignment, and may be terminated by the Trust on behalf of a Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Trustees in office at the time or by vote of a majority of the outstanding voting securities of that Fund (as defined in the 1940 Act).

         MANAGEMENT FEES. For its services, Income Fund pays the Investment Manager a monthly fee equal on an annual basis to 0.50% of its average daily net assets, reduced to 0.45% of such net assets in excess of $200,000,000 and further reduced to 0.40% of such net assets in excess of $1,300,000,000. Money Fund pays the Investment Manager a monthly fee equal on an annual basis to 0.35% of its average daily net assets, reduced to 0.30% of such net assets in excess of $200,000,000 and further reduced to 0.25% of such net assets in excess of $1,300,000,000. Each class of Shares pays a portion of the fee, determined by the proportion of the Fund that it represents.

         The Investment Manager will comply with any applicable state regulations which may require the Investment Manager to make reimbursements to either Fund in the event that a Fund's aggregate operating expenses, including the advisory fee, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specific applicable limitations. The strictest rule currently applicable to a Fund is 2.5% of the first $30,000,000 of net assets, 2% of the next $70,000,000 of net assets and 1.5% of the remainder.


         During the fiscal years ended August 31, 1995, 1994, and 1993, the Investment Manager (and, prior to April 1, 1993, Templeton Global Bond Managers, Inc., the Trust's previous investment manager) received fees from Income Fund of $989,493, $1,040,324, and $950,197, respectively. During the fiscal years ended August 31, 1995, 1994, and 1993, the Investment Manager (and, prior to April 1, 1993, Templeton Global Bond Managers, Inc.) received fees from Money Fund of $713,915, $486,625, and $346,737 respectively.

         THE TEMPLETON GLOBAL BOND MANAGERS DIVISION OF TEMPLETON INVESTMENT COUNSEL, INC. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"), a publicly traded company whose shares are listed on the New York Stock Exchange. Charles B. Johnson (a Trustee and Officer of the Trust) and Rupert H. Johnson, Jr. are principal shareholders of Franklin and own, respectively, approximately 20% and 16% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H.

Johnson, Jr. are brothers.

         BUSINESS MANAGER. Templeton Global Investors, Inc. performs certain administrative functions as Business Manager for the Funds, including:

         o providing office space, telephone, office equipment and supplies for the Trust;

         o paying compensation of the Trust's officers for services rendered as such;

         o authorizing expenditures and approving bills for payment on behalf of the Funds;

         o supervising preparation of annual and semiannual reports to Shareholders, notices of dividends, capital gain distributions and tax credits, and attending to correspondence and other special communications with individual Shareholders;

         o daily pricing of each Fund's investment portfolio and preparing and supervising publication of daily quotations of the bid and asked prices of each Fund's Shares, earnings reports and other financial data;

         o monitoring relationships with organizations serving the Funds, including the custodian and printers;

         o       providing trading desk facilities for the Funds;

         o supervising compliance by the Funds with recordkeeping requirements under the 1940 Act and regulations thereunder, with state regulatory requirements, maintaining books and records for the Funds (other than those maintained by the custodian and transfer agent), and preparing and filing tax reports other than the Funds' income tax returns;

         o monitoring the qualifications of tax-deferred retirement plans providing for investment in Shares of the Funds; and

         o providing executive, clerical and secretarial help needed to carry out these responsibilities.

         For its services, the Business Manager receives a monthly fee equal on an annual basis to 0.15% of the first $200,000,000 of the Trust's aggregate average daily net assets (I.E., total of both Funds), reduced to 0.135% annually of the Trust's aggregate net assets in excess of $200,000,000, further reduced to 0.1% annually of such net assets in excess of $700,000,000, and further reduced to 0.075% annually of such net assets in excess of $1,200,000,000. Each class of Shares pays a portion of the fee, determined by the proportion of the Fund that it represents. The fee is allocated between the Funds according to their respective average daily net assets. Since the Business Manager's fee covers services often provided by investment advisors to other funds, each Fund's combined expenses for advisory and administrative services together may be higher than those of some other investment companies.


         During the fiscal years ended August 31, 1995, 1994, and 1993, the Business Manager (and, prior to April 1, 1993, Templeton Funds Management, Inc., the previous business manager) received business management fees of $575,302, $499,794, and $420,292 respectively.


         The Business Manager is relieved of liability to the Trust for any act or omission in the course of its performance under the Business Management Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement. The
Business Management Agreement may be terminated by a Fund at any time on 60 days' written notice without payment of penalty, provided that such termination by the Fund shall be directed or approved by vote of a majority of the Trustees of the Trust in office at the time or by vote of a majority of the outstanding voting securities of that Fund, and shall terminate automatically and immediately in the event of its assignment.

         Templeton Global Investors, Inc. is a wholly owned subsidiary of Franklin.

         CUSTODIAN AND TRANSFER AGENT. The Chase Manhattan Bank, N.A. serves as Custodian of the Trust's assets, which are maintained at the Custodian's principal office, MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Custodian, its branches and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

         Franklin Templeton Investor Services, Inc. serves as the Funds' Transfer Agent. Services performed by the Transfer Agent include processing purchase, transfer and redemption orders; making dividend payments, capital gain distributions and reinvestments; and handling routine communications with Shareholders. The Transfer Agent receives from Income Fund an annual fee of $14.77 per Shareholder account plus out-of-pocket expenses and from Money Fund an annual fee of $22.91 per Shareholder account plus out-of-pocket expenses. These fees are adjusted each year to reflect changes in the Department of Labor Consumer Price Index.

         LEGAL COUNSEL. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, is legal counsel for the Trust.

         INDEPENDENT ACCOUNTANTS. The firm of McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, serves as independent accountants for the Trust. Its audit services comprise examination of the Funds' financial statements and review of the Funds' filings with the Securities and Exchange Commission ("SEC") and the Internal Revenue Service ("IRS").


         REPORTS TO SHAREHOLDERS. The Funds' fiscal years end on August 31. Shareholders are provided at least semiannually with reports showing the Funds' portfolios and other information, including an annual report with financial statements audited by the independent accountants. Shareholders who would like to receive an interim quarterly report may phone the Fund Information Department at 1-800/DIAL BEN.


                              BROKERAGE ALLOCATION

         The Investment Management Agreements provide that the Investment Manager is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of a Fund's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements are made in accordance with the following principles:

         1. Purchase and sale orders are usually placed with brokers who are selected by the Investment Manager as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Manager in determining the overall reasonableness of brokerage commissions.

         2. In selecting brokers for portfolio transactions, the Investment Manager takes into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by Income Fund.

         3. The Investment Manager is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), for a Fund and/or other accounts, if any, for which the Investment Manager exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions to which fixed minimum commission rates are not applicable, to cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Manager in making the selection in question determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Manager's overall responsibilities with respect to the Funds and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Investment Manager is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Investment Manager shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Trust's brokerage policy; that the research services provide lawful and appropriate assistance to the Investment Manager in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Trust's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to a Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies which are provided for the Investment Manager are useful to the Investment Manager in performing its advisory services under its Investment Management

                 Agreements with the Funds. Research services provided by brokers to the Investment Manager are considered to be in addition to, and not in lieu of, services required to be performed by the Investment Manager under its Investment Management Agreements with the Funds. Research furnished by brokers through whom a Fund effects securities transactions may be used by the Investment Manager for any of its accounts, and not all such research may be used by the Investment Manager for that Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker, including quotations outside the United States for daily pricing of foreign securities held in a Fund's portfolio.

         4. Purchases and sales of portfolio securities within the United States other than on a securities exchange are executed with primary market makers acting as principal, except where, in the judgment of the Investment Manager, better prices and execution may be obtained on a commission basis or from other sources.

         5. Sales of the Funds' Shares (which shall be deemed to include also shares of other companies registered under the 1940 Act which have either the same investment adviser or an investment adviser affiliated with the Investment Manager) made by a broker are one factor among others to be taken into account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of a Fund to that broker; provided that the broker shall furnish "best execution," as defined in paragraph 1 above, and that such allocation shall be within the scope of that Fund's other policies as stated above; and provided further, that in every allocation made to a broker in which the sale of Shares is taken into account there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of Shares.

         Insofar as known to management, no Trustee or officer of the Trust, nor the Investment Manager or Principal Underwriter or any person affiliated with either of them, has any material direct or indirect interest in any broker employed by or on behalf of the Trust. Franklin Templeton Distributors, Inc., the Trust's Principal Underwriter, is a registered broker-dealer, but it has never executed any purchase or sale transactions for the Funds' portfolios or participated in any commissions on any such transactions, and has no intention of doing so in the future. During the fiscal years ended August 31, 1995, 1994, and 1993, Income Fund paid total brokerage commissions of $0, $32,000, and $5,363, , respectively. Money Fund paid no brokerage commissions during those years. All portfolio transactions are allocated to broker-dealers only when their prices and execution, in the judgment of the Investment Manager, are equal to the best available within the scope of the Trust's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Each Fund's Prospectus describes the manner in which a Fund's Shares may be purchased and redeemed. See "How to Buy
Shares of the Fund" and "How to Sell Shares of the Fund."

         Net asset value per Share is calculated separately for each Fund. Net asset value per Share is determined as of the scheduled closing of the NYSE (generally 4:00 p.m., New York time), every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on those days on which the NYSE is closed, which currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the NYSE is open. Trading of European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which each Fund's net asset value is not calculated. Income Fund calculates net asset value per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees.

         Money Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which Money Fund would receive if the security were sold. During these periods the yield to a Shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of Money Fund's portfolio on a particular day, a prospective investor in Money Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing Money Fund Shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, Money Fund must (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase securities having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument is rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities.

         Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, Money Fund's price per Share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of Money Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether Money Fund's net asset value calculated by using available market quotations deviates from $1.00 per Share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing Shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per Share by using available market quotations.

         The Board of Trustees may establish procedures under which a Fund may suspend the determination of net asset value for the whole or any part of any period during which (1) the NYSE is closed other than for customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) an emergency exists as a result of which disposal of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the holders of a Fund's Shares.

         OWNERSHIP AND AUTHORITY DISPUTES. In the event of disputes involving multiple claims of ownership or authority to control a Shareholder's account, each Fund has the right (but has no obligation) to: (1) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; or (2) interplead disputed funds or accounts with a court of competent jurisdiction. Moreover, a Fund may surrender ownership of all or a portion of an account to the IRS in response to a Notice of Levy.

         In addition to the special purchase plans described in the Prospectus, the following special purchase plans also are available:

         TAX-DEFERRED RETIREMENT PLANS.  The Trust offers its
Shareholders the opportunity to participate in the following types of retirement plans:

         . For individuals whether or not covered by other qualified plans;

         .       For simplified employee pensions;

         .       For employees of tax-exempt organizations; and

         . For corporations, self-employed individuals and partnerships.

         Capital gains and income received by the foregoing plans generally are exempt from taxation until distribution from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Additional information, including the fees and charges with respect to all of these plans, is available upon request to the Principal Underwriter. No distribution under a retirement plan will be made until Franklin Templeton Trust Company ("FTTC") receives the participant's election on IRS Form W-4P (available on request from FTTC) and such other documentation as it deems necessary, as to whether or not U.S. income tax is to be withheld from such distribution.

         INDIVIDUAL RETIREMENT ACCOUNT (IRA). All individuals (whether or not covered by qualified private or governmental retirement plans) may purchase Shares of a Fund pursuant to an IRAs. However, contributions to an IRA by an individual who is covered by a qualified private or governmental plan may not be tax-deductible depending on the individual's income. Custodial services for IRAs are available through FTTC. Disclosure statements summarizing certain aspects of IRAs are furnished to all persons investing in such accounts, in accordance with IRS regulations.

         SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRA). For employers who wish to establish a simplified form of employee retirement program investing in Shares of a Fund, there are available Simplified Employee Pensions invested in IRA Plans. Details and materials relating to these plans will be furnished upon request to the Principal Underwriter.

         RETIREMENT PLAN FOR EMPLOYEES OF TAX-EXEMPT ORGANIZATIONS (403(B)). Employees of public school systems and certain types of charitable organizations may enter into a deferred compensation arrangement for the purchase of Shares of a Fund without being taxed currently on the investment. Contributions which are made by the employer through salary reduction are excludable from the gross income of the employee. Such deferred compensation plans, which are intended to qualify under Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), are available through the Principal Underwriter.
Custodial services are provided by FTTC.

         QUALIFIED PLAN FOR CORPORATIONS, SELF-EMPLOYED INDIVIDUALS AND PARTNERSHIPS. For employers who wish to purchase Shares of a Fund in conjunction with employee retirement plans, there is a prototype master plan which has been approved by the IRS. A "Section 401(k) plan" is also available. FTTC furnishes custodial services for these plans. For further details, including custodian fees and plan administration services, see the master plan and related material which is available from the Principal Underwriter.

         LETTER OF INTENT. Purchasers who intend to invest $100,000 or more in Class I Shares of Templeton Income Fund or Class I Shares of any other fund in the Franklin Group of Funds and the Templeton Family of Funds, except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, Templeton Variable Products Series Fund, Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Templeton Funds") within 13 months (whether in one lump sum or in installments, the first of which may not be less than 5% of the total intended amount and each subsequent installment not less than $25 unless the investor is a qualifying employee benefit plan (the "Benefit Plan"), including automatic investment and payroll deduction plans), and to beneficially hold the total amount of such Class I Shares fully paid for and outstanding simultaneously for at least one full business day before the expiration of that period, should execute a Letter of Intent ("LOI") on the form provided in the Shareholder Application in the Prospectus. Payment for not less than 5% of the total intended amount must accompany the executed LOI unless the investor is a Benefit Plan. Except for purchases of Shares by a Benefit Plan, those Class I Shares purchased with the first 5% of the intended amount stated in the LOI will be held as "Escrowed Shares" for as long as the LOI remains unfulfilled.
Although the Escrowed Shares are registered in the investor's name, his full ownership of them is conditional upon fulfillment of the LOI. No Escrowed Shares can be redeemed by the investor for any purpose until the LOI is fulfilled or terminated. If the LOI is terminated for any reason other than fulfillment, the Transfer Agent will redeem that portion of the Escrowed Shares required and apply the proceeds to pay any adjustment that may be appropriate to the sales commission on all Class I Shares (including the Escrowed Shares) already purchased under the LOI and apply any unused balance to the investor's account. The LOI is not a binding obligation to purchase any amount of Shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of such purchase. In this case, an adjustment will be made at the end of 13 months from the effective date of the LOI at the net asset value per Share then in effect, unless the investor makes an earlier written request to the Principal Underwriter upon fulfilling the purchase of Shares under the LOI. In addition, the aggregate value of any Shares, including Class II Shares, purchased prior to the 90-day period referred to above may be applied to purchases under a current LOI in fulfilling the total intended purchases under the LOI. However, no adjustment of sales charges previously paid on purchases prior to the 90-day period will be made.


         If an LOI is executed on behalf of a benefit plan (such plans are described under "How to Buy Shares of the Fund -- Net Asset Value Purchases (Both Classes)" in the Templeton Income Fund Prospectus), the level and any reduction in sales charge for these employee benefit plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds^ under the LOI. Benefit Plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are Benefit Plans entitled to receive retroactive adjustments in price for investments made before executing LOIs.

         SPECIAL NET ASSET VALUE PURCHASES. As discussed in the Prospectus under "How to Buy Shares of the Fund - Description of Special Net Asset Value
Purchases," certain categories of investors may purchase Class I Shares of Income Fund at net asset value (without a front-end or contingent deferred sales charge). Franklin Templeton Distributors, Inc. ("FTD") or one of its affiliates may make payments, out of its own resources, to securities dealers who initiate and are responsible for such purchases, as indicated below. FTD may make these payments in the form of contingent advance payments, which may require reimbursement from the securities dealers with respect to certain redemptions made within 12 months of the calendar month following purchase, as well as other conditions, all of which may be imposed by an agreement between FTD, or its affiliates, and the securities dealer.


         Except for Money Fund, the following amounts will be paid by FTD or one of its affiliates, out of its own resources, to securities dealers who initiate and are responsible for (i) purchases of most equity and fixed-income Franklin Templeton Funds made at net asset value by certain designated retirement plans (excluding IRA and IRA rollovers): 1.00% on sales of $1 million but less than $2 millon, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more; and (ii) purchases of most fixed-income Franklin Templeton Funds made at net asset value by non-designated retirement plans: 0.75% on sales of $1 million but less than $2 million, plus 0.60% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. These payment breakpoints are reset every 12 months for purposes of additional purchases. With respect to purchases made at net asset value by certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more, FTD, or one of its affiliates, out of its own resources, may pay up to 1% of the amount invested.


         Under agreements with certain banks in Taiwan, Republic of China, the Funds' Shares are available to such banks' discretionary trust funds at net asset value. The banks may charge service fees to their customers who participate in the discretionary trusts. Pursuant to agreements, a portion of such service fees may be paid to FTD, or an affiliate of FTD to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

         REDEMPTIONS IN KIND. Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with rules of the SEC. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net asset value. If Shares are redeemed in kind, the redeeming Shareholder might incur brokerage costs in converting the assets into cash. A Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.


                                   TAX STATUS


         Income Fund intends normally to pay a monthly dividend representing its net investment income and to distribute at least annually any net realized capital gain. Money Fund intends to declare dividends daily and to pay dividends monthly. By so doing and meeting certain diversification of assets and other requirements of the Code, each Fund intends to qualify as a regulated investment company under the Code. The status of a Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% excise tax. To avoid application of the excise tax, each Fund intends to distribute in accordance with the calendar year distribution requirement.

         Dividends from net investment income and distributions from short-term capital gains (the excess of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Distributions from net investment income may be eligible for the corporate dividends received deduction to the extent attributable to Income Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends received deduction. Distributions from net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are taxable to Shareholders as long-term capital gains, regardless of the length of time a Fund's Shares have been held by a Shareholder, and are not eligible for the dividends received deduction. Generally, dividends and distributions are taxable to Shareholders, whether received in cash or reinvested in Shares of either Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the Federal tax status of dividends and distributions they received and any tax withheld thereon.


         Debt securities purchased by a Fund may be treated for federal income tax purposes as having original issue discount. Original issue discount essentially represents interest for federal tax purposes and can be defined generally as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not any income is actually received by a Fund, is treated for U.S. federal income tax purposes as income earned by the Fund, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued but unpaid interest.

         In addition, debt securities may be purchased by a Fund at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Fund purchased the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest for most purposes of the Code to the extent it does not exceed the accrued market discount on the security (unless a Fund elects for all its debt securities having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis. In the case of any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be treated as short-term capital gain. Market discount on securities with a fixed maturity date not exceeding one year from the date of issue generally is included in income on a ratable basis.

         Income Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If Income Fund receives a so-called "excess distribution" with respect to PFIC stock, Income Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by Income Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which Income Fund held the PFIC shares. Income
Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         Income Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market Income Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but Income Fund could, in limited circumstances, incur nondeductible interest charges. Income Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Certain of the options, futures contracts and forward contracts in which Income Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by Income Fund at the end of each taxable year (and, with certain exceptions, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, the hedging transactions undertaken by Income Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by Income Fund. In addition, losses realized by Income Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to Income Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by Income Fund which is taxed as ordinary income when distributed to Shareholders.

         Income Fund may make one or more of the elections available under the Code which are applicable to straddles. If Income Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders and which will be taxed to Shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Requirements relating to Income Fund's tax status as a regulated investment company may limit the extent to which Income Fund will be able to engage in such transactions in options, futures and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its Shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each Shareholder's basis in his Fund Shares, or as a capital gain.

         Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of Income Fund's total assets at the close of its taxable year consists of securities of foreign corporations, Income Fund will be eligible and intends to elect to "pass through" to Income Fund's Shareholders the amount of foreign taxes paid by Income Fund. Pursuant to this election, a Shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by Income Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a Shareholder who does not itemize deductions, but such a Shareholder may be eligible to claim the foreign tax credit (see below). Each Shareholder will be notified within 60 days after the close of Income Fund's taxable year whether the foreign taxes paid by Income Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of Income Fund's income flows through to its Shareholders. With respect to Income Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by Income Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by Income Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If Income Fund is not eligible to make the election to "pass through" to its Shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by Income Fund will be treated as United States source income.

         Upon the sale or exchange of Income Fund Shares, a Shareholder will realize a taxable gain or loss depending upon his basis in the Shares. Such gain or loss generally will be treated as capital gain or loss if the Shares are capital assets in the Shareholder's hands, and will be long-term if the Shareholder's holding period for the Shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the Shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in Income Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of Income Fund Shares held by the Shareholder for 6 months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the Shareholder with respect to such Shares. It is not anticipated that gain or loss will be realized from a disposition of Money Fund Shares since that Fund intends to maintain a share price of $1.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of stock. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         The Funds generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions and redemption proceeds (except redemptions from Money Fund), to a Shareholder if (1) the Shareholder fails to furnish a Fund with the Shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the Shareholder or a Fund that the Shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify that he is not subject to backup withholding.

         Ordinary dividends and taxable capital gain distributions declared in October, November, or December with a record date in such a month and paid during the following January will be treated as having been paid by a Fund and received by Shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. Distributions also may be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                             PRINCIPAL UNDERWRITER

         Franklin Templeton Distributors, Inc. ("FTD" or the
"Principal Underwriter"), P.O. Box 33030, St. Petersburg, Florida
33733-8030, toll free telephone (800) 237-0738, is the Principal
Underwriter of each Fund's Shares. FTD is a wholly owned subsidiary of Franklin.

         Each Fund, pursuant to Rule 12b-1 under the 1940 Act, has adopted a Distribution Plan with respect to each class of Shares (the "Plans"). Under the Plans adopted with respect to Class I

Shares (including all Shares issued by Money Fund), each Fund may reimburse FTD or others quarterly (subject to a limit of 0.15% per annum of Money Fund's average daily net assets and 0.25% per annum of Income Fund's average daily net assets attributable to Class I Shares) for costs and expenses incurred by FTD or others in connection with any activity which is primarily intended to result in the sale of the Funds' Shares. Income Fund also has a second class of Shares, designated Class II Shares. Under the Plan adopted with respect to Class II Shares, Income Fund will pay FTD or others quarterly (subject to a limit of 0.65% per annum of the Fund's average daily assets attributable to Class II Shares of which up to 0.15% of such net assets may be paid to dealers for personal service and/or maintenance of Shareholder accounts) for costs and expenses incurred by FTD or others in connection with any activity which is primarily intended to result in the sale of the Fund's Shares. Payments to FTD or others could be for various types of activities, including (1) payments to broker-dealers who provide certain services of value to each Fund's Shareholders (sometimes referred to as a "trail fee"); (2) reimbursement of expenses relating to selling and servicing efforts or of organizing and conducting sales seminars;
(3) payments to employees or agents of the Principal Underwriter who engage in or support distribution of Shares; (4) payments of the costs of preparing, printing and distributing Prospectuses and reports to prospective investors and of printing and advertising expenses; (5) payment of dealer commissions and wholesaler compensation in connection with sales of the Funds' Shares exceeding $1 million (on which Income Fund imposes no initial sales charge) and interest or carrying charges in connection therewith; and (6) such other similar services as the Trust's Board of Trustees determines to be reasonably calculated to result in the sale of Shares. Under the Plans, the costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed the percentage limit applicable to either class of Shares) may be reimbursed in subsequent quarters or years.


         During the fiscal year ended August 31, 1995, FTD incurred costs and expenses of $447,469 in connection with distribution of Shares of Income Fund, $1,893 in connection with distribution of Class II Shares of Income Fund, and $306,623 in connection with distribution of Shares of Money Fund. During the same period, the Trust made reimbursements pursuant to the Plans in the amount of $457,562 on behalf of Income Fund and $311,237 on behalf of Money Fund. As indicated above, unreimbursed expenses, which amount to $4,614 for Shares of Money Fund, may be reimbursed by the Trust during the fiscal year ending August 31, 1996 or in subsequent years. In the event that a Plan is terminated, the Trust will not be liable to FTD for any unreimbursed expenses that had been carried forward from previous months or years. During the fiscal year ended August 31, 1995, FTD spent, pursuant to the Plans, with respect to Income Fund, the following amounts on: compensation to dealers, $350,328 (Class I) and $354 (Class II); sales promotion, $1,299 (Class
I); wholesale costs and expenses,$4,935 (Class I) and $1,492 (Class II); advertising, $$12,360 (Class I); and printing, $78,547 (Class I) and $47 (Class
II); and, with respect to Money Fund, the following amounts on: compensation to dealers, $278,765; printing, $24,313; wholesale costs and expenses, $8,159; and advertising, $0.

         The Underwriting Agreement provides that the Principal Underwriter will use its best efforts to maintain a broad and continuous distribution of each Fund's Shares among bona fide investors and may sign selling agreements with responsible dealers, as well as sell to individual investors. The Shares are sold only at the Offering Price in effect at the time of sale, and each Fund receives not less than the full net asset value of the Shares sold. The discount between the Offering Price and the net asset value of Income Fund Shares may be retained by the Principal Underwriter or it may reallow all or any part of such discount to dealers. During the fiscal years ended August 31, 1995, 1994, and 1993, FTD (and, prior to June 1, 1993, Templeton Funds Distributor, Inc.) retained of such discount $0 , $277,670 and $326,584 or approximately 0%, 18.16% and 19.54%, of the gross commissions on sales of Income Fund Shares, respectively. The Principal Underwriter in all cases buys Shares from a Fund acting as principal for its own account. Dealers generally act as principal for their own account in buying Shares from the Principal Underwriter. No agency relationship exists between any dealer and a Fund or the Principal Underwriter.

         The Underwriting Agreement provides that each Fund shall pay the costs and expenses incident to registering and qualifying its Shares for sale under the Securities Act of 1933 and under the applicable blue sky laws of the jurisdictions in which the Principal Underwriter desires to distribute such Shares, and for preparing, printing and distributing Prospectuses and reports to Shareholders. The Principal Underwriter pays the cost of printing additional copies of Prospectuses and reports to Shareholders used for selling purposes. (The Funds pay costs of preparation, set-up and initial supply of the Funds' Prospectuses for existing Shareholders.)


         The Underwriting Agreement is subject to renewal from year to year in accordance with the provisions of the 1940 Act and terminates automatically in the event of its assignment. The

Underwriting Agreement may be terminated without penalty by either party upon 60 days' written notice to the other, provided termination by the Trust shall be approved by the Board of Trustees or a majority (as defined in the 1940 Act) of the Shareholders. The Principal Underwriter is relieved of liability for any act or omission in the course of its performance of the Underwriting Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations.

         FTD is the  principal  underwriter  for the  other  Franklin  Templeton
Funds.


                       YIELD AND PERFORMANCE INFORMATION


         Money Fund may, from time to time, include its yield and effective yield in advertisements or reports to Shareholders or prospective investors. Current yield for Money Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro-rata share of Money Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective Yield" for Money
Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         EFFECTIVE YIELD = (1 + Base Period Return)365/7 - 1

         YIELD = 2[(1 + A-B)6 - 1]
                                   cd

where            a =      dividend and interest earned during the period,

                 b =      expenses accrued for the period (net of
                          reimbursements),

                 c = the average daily number of Shares outstanding during the period that were entitled to receive dividends, and

                 d = the maximum offering price per Share on the last day of the period.

         For the seven-day period ending August 31, 1995, the yield of Money Fund was 4.79% and the effective yield of Money Fund was 4.91%.

         The Funds may, from time to time, include their total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Funds over periods of one, five, or ten years (up to the life of a Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for periods of one year or more or the total return for periods of less than one year, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Income Fund's average annual total return for the one- and five-year periods ended August 31, 1995 and from inception on September 24, 1986 through August 31, 1995, was 5.74%, 6.61%, and 7.48%, respectively, for Class I Shares. Money Fund's average annual total return for the one- and five-year periods ended August 31, 1995 and from inception on October 3, 1987 through August 31, 1995, was 4.72%, 3.85% and 5.21%, respectively.


         Performance information for either Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Performance information for a Fund reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         From time to time, each Fund and the Investment Manager may also refer to the following information:

(1)      The  Investment   Manager's  and  its   affiliates'   market  share  of
         international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley
         Capital International or a similar financial organization.

(3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance

         Corporation,   Morgan  Stanley  Capital   International  or  a  similar
         financial organization.

(4) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

(5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

(6) To assist investors in understanding the different returns and risk characteristics of various investments, Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

(7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(9) Allegorical stories illustrating the importance of persistent long-term investing.


(10) Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical
         Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(12)     Quotations  from  the  Templeton   organization's   founder,  Sir  John
         Templeton,* advocating the virtues of diversification and long-term investing, including the following:

                 . "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

                 . "Diversify by company, by industry and by country."

                 .        "Always maintain a long-term perspective."

                 .        "Invest for maximum total real return."

                 .        "Invest - don't trade or speculate."

                 . "Remain flexible and open-minded about types of investment."

                 .        "Buy low."

                 . "When buying stocks, search for bargains among quality stocks."

                 . "Buy value, not market trends or the economic outlook."

                 . "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

                 . "Do your homework or hire wise experts to help you."

                 .        "Aggressively monitor your investments."

                 .        "Don't panic."

--------

         * Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October, 1992 and resigned from the Trust's Board on April 16, 1995. He is no longer involved with the investment management process.

                 .        "Learn from your mistakes."

                 .        "Outperforming the market is a difficult task."

                 . "An investor who has all the answers doesn't even understand all the questions."

                 .        "There's no free lunch."

                 . "And now the last principle: Do not be fearful or negative too often."

         In addition, each Fund and the Investment Manager may also refer to the number of Shareholders in the Fund or the aggregate number of shareholders of the Franklin Templeton Funds or the dollar amount of fund and private account assets under management in advertising materials.

                             DESCRIPTION OF SHARES

         The Shares of each Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications and terms and conditions of redemption, except as follows: all consideration received from the sale of Shares of a Fund, together with all income, earnings, profits and proceeds thereof, belongs to that Fund and is charged with liabilities in respect to that Fund and of that Fund's part of general liabilities of the Trust in the proportion that the total net assets of the Fund bear to the total net assets of both Funds. The net asset value of a Share of a Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on Shares of a Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Trust, the Shareholders of each Fund will be entitled, out of assets of the Trust available for distribution, to the assets belonging to that particular Fund.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding Shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding Shares of the Trust.

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expenses of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

         The Shares have non-cumulative voting rights so that the holders of a plurality of the Shares voting for the election of Trustees at a meeting at which 50% of the outstanding Shares are present can elect all the Trustees and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees.

                              FINANCIAL STATEMENTS


         The   financial   statements   contained  in  the  Annual   Reports  to
Shareholders of Templeton Income Fund and Templeton Money Fund dated August 31, 1995 are incorporated herein by reference.

                                    APPENDIX
                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS


         CORPORATE BONDS. Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Moody's Baa rated bonds are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

         Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds rated AAA by Standard & Poor's Corporation ("S&P") are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. Bonds rated AA are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         S&P's BBB rated bonds, or medium-grade category bonds, are between sound obligations and those where the speculative elements begin to predominate. Although these bonds have adequate asset coverage and normally are protected by satisfactory earnings, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

         Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

         Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

TL STMT2 01/96

PART C

                               OTHER INFORMATION

         ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


                 (a) Financial Statements: Incorporated by Reference from the 1995 Annual Reports to Shareholders of Templeton Income Fund and Templeton Money Fund:


                          Independent Auditors' Report


                          Investment Portfolio as of August 31, 1995


                          Statement of Assets and Liabilities as of August

31,                       1995

                          Statement of Operations for the year ended August 31, 1995

                          Statements of Changes in Net Assets for the years ended August 31, 1995 and 1994


                          Notes to Financial Statements

                 (b)  Exhibits:

                          (1)      (A) Amended and Restated Declaration of
                                          Trust

                                   (B)Establishment and Designation of Series of Shares of Beneficial Interest*

                                   (C) First Amendment to Declaration of Trust

                                   (D) Second Amendment to Declaration of

                                        Trust*


                                   (E) Establishment and Designation of
                                        Classes*

                          (2)      By-Laws

                          (3)  Not applicable

                          (4)      (A)Specimen security of Templeton
                                        Income Fund*

                                   (B) Specimen security of Templeton
                                       Money Fund*

                          (5)      (A) Amended and Restated Investment

                                        Management Agreement - Templeton
                                         Income Fund*

                                   (B) Amended and Restated Investment
                                   Management Agreement - Templeton Money
                                       Fund

                          (6)      (A) Distribution Agreement

                                   (B) Dealer Agreement

                          (7)      Not applicable

                          (8)      (A)Custody Agreement - Templeton Income
                                       Fund

                               (B) Custody Agreement - Templeton Money
                                       Fund*

                          (9)      (A) Business Management Agreement

                                   (B) Form of Transfer Agent Agreement

                                   (C) Form of Sub-Transfer Agent Services
                                         Agreement

                                   (D) Form of Sub-Accounting Services
                                        Agreement

                          (10)     Opinion and consent of counsel
                                    (Included in Rule 24f-2 notice)

                          (11) Consent of independent public
                          accountants

                          (12) Not applicable

                          (13) Initial capital agreement*

                          (14)     Model retirement plans*

                          (15)     (A)  (1) Distribution Plan -- Templeton

                          Income Fund Class I Shares*


                       (2) Distribution Plan -- Templeton

                          Income Fund Class II Shares*


                  (B) Distribution Plan - Templeton Money Fund



                          (16)

                                   Not applicable

                          (17) Assistant Secretary's Certificate pursuant to Rule 483(b)


                          (18) Form of Multiclass Plan*
                          (27) Financial Data Schedule


 -----------------

 * Previously filed with Registration No. 33-6510 and incorporated by reference herein.

         ITEM 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH

                          REGISTRANT

                          None.

         ITEM 26.         NUMBER OF RECORD HOLDERS

    Number of
    RECORDHOLDERS                           DATE             TITLE OF CLASS



         11,208                  November 30, 1995           Templeton Income
                                                             Fund - Shares of
                                                             Beneficial
                                                             Interest
                                                            (Class I)

         211                    November 30, 1995            Templeton Income
                                                             Fund - Shares of
                                                             Beneficial
                                                             Interest
                                                             (Class II)

         11,140                 November 30, 1995         Templeton Money
                                                          Fund - Shares of

                                                          Beneficial
                                                          Interest

         ITEM 27.         INDEMNIFICATION

                          Reference is made to Article IV of the Registrant's Declaration of Trust, which is filed herewith.

                          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connectionwith the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND ITS OFFICERS AND DIRECTORS

                          The business and other connections of Registrant's investment adviser, the Templeton Global Bond Managers Division of Templeton Investment Counsel, Inc., are described in Parts A and B.

                          For information relating to the investment adviser's officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Templeton Investment
                          Counsel, Inc.

         ITEM 29.  PRINCIPAL UNDERWRITERS

                 (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                          AGE High Income Fund, Inc.
                          Franklin Balance Sheet Investment Fund
                          Franklin California Tax-Free Income Fund, Inc. Franklin California Tax-Free Trust
                          Franklin Custodian Funds, Inc.
                          Franklin Equity Fund
                          Franklin Federal Money Fund

                          Franklin Federal Tax-Free Income Fund
                          Franklin Gold Fund
                          Franklin International Trust
                          Franklin Investors Securities Trust
                          Franklin Managed Trust
                          Franklin Money Fund
                          Franklin Municipal Securities Trust
                          Franklin New York Tax-Free Income Fund
                          Franklin New York Tax-Free Trust
                          Franklin Premier Return Fund
                          Franklin Real Estate Securities Trust
                          Franklin Strategic Series
                          Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities
                            Fund
                          Franklin Tax Exempt Money Fund
                          Franklin Tax-Free Trust
                          Franklin Templeton Global Trust
                          Franklin Templeton Japan Fund
                          Franklin Templeton Money Fund Trust
                          Franklin Value Investors Trust
                          Institutional Fiduciary Trust
                          Templeton American Trust, Inc.
                          Templeton Capital Accumulator Fund, Inc.
                          Templeton Developing Markets Trust
                          Templeton Funds, Inc.
                          Templeton Global Investment Trust
                          Templeton Global Opportunities Trust
                          Templeton Growth Fund, Inc.
                          Templeton Institutional Funds, Inc.
                          Templeton Real Estate Securities Fund
                          Templeton Smaller Companies Growth, Inc.
                          Templeton Variable Annuity Fund
                          Templeton Variable Products Series Fund

                 (b)  The directors and officers of FTD, located at 700
                          Central Avenue, St. Petersburg, Florida
33733-9926,                        are as follows:

                                   POSITIONS AND     POSITIONS AND
                           OFFICES WITH              OFFICES WITH
NAME                       UNDERWRITER          REGISTRANT

Charles B. Johnson      Chairman of the Board    Vice President
                         and Director             and Trustee

Gregory E. Johnson       President                None

Rupert H. Johnson, Jr.   Executive Vice President None
                         and Director

Harmon E. Burns          Executive Vice President None
                         and Director



                                                                        - viii -





Edward V. McVey          Senior Vice President    None

Kenneth V. Domingues     Senior Vice President    None


William J. Lippman       Senior Vice President    None

Richard C. Stoker        Senior Vice President    None

Charles E. Johnson       Senior Vice President    None

Deborah R. Gatzek        Senior Vice President    None
                         and Assistant Secretary


James K. Blinn           Vice President           None



                                   POSITIONS AND     POSITIONS AND
                          OFFICES WITH               OFFICES WITH
NAME                      UNDERWRITER                REGISTRANT
Richard O. Conboy        Vice President           None


James A. Escobedo        Vice President           None

Loretta Fry              Vice President           None

Robert N. Geppner        Vice President           None


                                                                          - ix -





Mike Hackett             Vice President           None


Peter Jones              Vice President           None

Philip J. Kearns         Vice President           None


Ken Leder                Vice President           None

Jack Lemein              Vice President           None

John R. McGee            Vice President           None

Thomas M. Mistele        Vice President           Secretary

Harry G. Mumford         Vice President           None


Vivian J. Palmieri       Vice President           None


                         POSITIONS AND        POSITIONS AND
                         OFFICES WITH         OFFICES WITH
NAME                     UNDERWRITER          REGISTRANT


Kent P. Strazza          Vice President           None



                                                                           - x -







John R. Kay              Assistant Vice President   Vice President

Leslie M. Kratter        Secretary                  None


Kenneth A. Lewis         Treasurer                 None

Philip A. Scatena        Assistant Treasurer       None

Karen DeBellis           Assistant Treasurer       None


         ITEM 30.         LOCATION OF ACCOUNTS AND RECORDS

                          The accounts, books and other documents required
to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Templeton Global Investors, Inc., 500 East Broward Blvd., Fort Lauderdale, Florida 33394.

         ITEM 31.         MANAGEMENT SERVICES

                  Not applicable.

         ITEM 32.         UNDERTAKINGS

                          (a)  Not applicable.

                          (b)  Not applicable.

                          (c) Registrant undertakes to furnish to each person to whom a Prospectus for Templeton Income Fund or Templeton Money Fund is provided a copy of such Fund's latest Annual Report, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg, FL, on the ___ day of December, 1995.


                                   Templeton Income Trust


                                   By:  _________________________

                                        Samuel J. Forester, Jr.*
                                        President



*By:  /S/  THOMAS M. MISTELE
           Thomas M. Mistele
           as attorney-in-fact**



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                     DATE



_____________________       President (Chief
Samuel J. Forester, Jr.*   Executive Officer)              December 28, 1995


_____________________    Trustee
F. Bruce Clarke*                                           December 28, 1995


_____________________    Trustee
Betty P. Krahmer*                                         December 28, 1995


_____________________    Trustee
Hasso-G von Diergardt-Naglo*                               December 28, 1995

_____________________    Trustee
Fred R. Millsaps*                                         December 28, 1995

SIGNATURE                     TITLE                             DATE





______________________   Trustee
John Wm. Galbraith*                                       December 28, 1995


_____________________    Trustee
Charles B. Johnson*                                      December 28, 1995


_____________________    Trustee
Andrew H. Hines, Jr.*                                    December 28, 1995


_____________________    Trustee
arris J. Ashton*                                          December 28, 1995


_____________________    Trustee
S. Joseph Fortunato*                                      December 28, 1995


_____________________    Trustee
Gordon S. Macklin*                                       December 28, 1995


_____________________               Trustee
Nicholas F. Brady*                                       December 28, 1995


_____________________    Treasurer(Chief
James R. Baio*           Financial Officer)              December 28, 1995


*By: /S/   THOMAS M. MISTELE
         Thomas M. Mistele

          ** Powers of Attorney are contained in Post-Effective Amendment No. 10 to this Registration Statement filed on August 19, 1992, Post-Effective Amendment No. 12 to this Registration Statement filed on November 2, 1993, Post-Effective Amendment No. 13 to this Registration Statement filed on December 23, 1993, and Post-Effective Amendment No. 15 to this Registration Statement filed on December 30, 1994, or filed herewith.

                                    POOWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Trustee of Templeton Income Trust ( the "Trust"), constitutes and appoints
Allan S. Mostoff, Jeffrey L. Steele, William J. Kotapish and Thomas M. Mistele, and each of them, his substitution and resubstituion for him in his name, place and stead, in any and all capacities, to sign the Trust's registration statements and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done, as fully to all intents and conforming all that said attorneys-in-fact and agents, or any of the, or his substitute or substitutes, may lawfully do or cause to be done by virture hereof.


Dated:  August 31, 1995

                                                  /s/JOHN WM. GALBRAITH
                                                  John Wm. Galbraith